                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] Pre-Effective Amendment No.  2     [  ] Post-Effective Amendment No.
                                 -----                                     -----
                        (Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:    Area Code and
                                                     Telephone Number:

AMERICAN CENTURY MUTUAL FUNDS, INC.                       (816) 531-5575
------------------------------------------------     ---------------------------

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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Approximate Date of Proposed Public Offering:      November 13, 2006
                                              ---------------------------------

Title of Securities Being Registered:

        NEW OPPORTUNITIES II FUND

Calculation of Registration  Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f).

KOPP FUNDS, INC.

KOPP EMERGING GROWTH FUND
KOPP TOTAL QUALITY MANAGEMENT FUND

Dear Fellow Shareholder:

     Kopp Emerging Growth Fund and Kopp Total Quality Management Fund (collectively, “Kopp Funds”) will hold a Special Meeting of Shareholders (the “Meeting”) on January 12, 2007, at 10:00 a.m., Central Time, at 7701 France Avenue South, Suite 500, Edina, Minnesota. If you are a shareholder of record in Kopp Funds as of the close of business on November 13, 2006, you are entitled to vote at the Meeting. The shareholders of each Kopp Fund will vote separately on a proposal to approve an Agreement and Plan of Reorganization that provides for the reorganization of each Kopp Fund into a mutual fund advised by American Century Investment Management, Inc. (the “Reorganizations”). If shareholders approve the Reorganizations, you will receive shares of the corresponding American Century fund in exchange for shares of your Kopp Fund.

     American Century is a highly regarded investment manager that I believe shares many of the same investing, cultural and business values as Kopp Investment Advisors. The reorganization of the Kopp Funds into the American Century funds should provide a number of benefits for Kopp shareholders including:

  A parent company focused primarily on the mutual fund business.

  Proven performance from a seasoned growth investor.

  Broader product choices and award winning services.

     In recent years, it has been increasingly difficult for small fund groups to thrive. Many funds have determined that consolidation is in their shareholders’ best interest. I believe that heightened regulatory and compliance burdens along with aggressive industry competition require the scale of a larger firm like American Century.

     Shareholders of Kopp Emerging Growth Fund will also be asked to approve a new subadvisory agreement (the “Subadvisory Agreement”) between American Century and Kopp Investment Advisors in order to assist in transitioning that fund’s portfolio prior to the Reorganization.

     The accompanying combined Proxy Statement and Prospectus includes a detailed description of the Reorganizations and compares, among other things, the investment objectives and policies, operating expenses and performance history of the Kopp Funds and the corresponding American Century funds into which the Kopp Funds are proposed to be reorganized. The combined Proxy Statement and Prospectus also contains additional information on the proposed subadvisory agreement between American Century and Kopp Investment Advisors. Please read the enclosed materials carefully and cast your vote. Shareholder approval of both Reorganizations is a condition for the consummation of either Reorganization.

     The Board of Directors of Kopp Funds, including all of the Independent Directors, unanimously approved and recommends that you vote FOR the Reorganizations and FOR the Subadvisory Agreement.

     Your vote is extremely important, no matter how large or small your holdings. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage-paid return envelope. If you attend the Meeting, you may vote in person. You may also vote by telephone or through a website established for that purpose. If we do not hear from you after a reasonable time, you may receive a call from our proxy solicitor, Automatic Data Processing, Inc. (ADP), reminding you to vote.

     On behalf of Kopp Investment Advisors, we are proud to have had the opportunity to serve the Kopp Funds since 1997.

Best regards,

LEROY C. KOPP
Chairman, CEO and President

KOPP FUNDS, INC.

Kopp Emerging Growth Fund
Kopp Total Quality Management Fund

  7701 France Avenue South, Suite 500
Edina, Minnesota 55435
____________________

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
To Be Held on January 12, 2007
____________________

To Our Shareholders:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of Kopp Emerging Growth Fund and Kopp Total Quality Management Fund will be held at 7701 France Avenue South, Suite 500, Edina, Minnesota on January 12, 2007, at 10:00 a.m., Central Time, for the following purposes:

     For shareholders of Kopp Total Quality Management Fund (“Kopp TQM Fund”):

     1. To approve or disapprove a proposed Agreement and Plan of Reorganization providing for (i) the transfer of Kopp TQM Fund’s assets to the American Century Equity Growth Fund (“AC Equity Growth Fund”), a series of American Century Quantitative Equity Funds, Inc., solely in exchange for newly issued shares of capital stock of AC Equity Growth Fund, and (ii) the subsequent distribution by Kopp TQM Fund of such shares to its shareholders in liquidation of Kopp TQM Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of Kopp TQM Fund as a series of Kopp Funds, Inc.

     For shareholders of Kopp Emerging Growth Fund (“Kopp Emerging Growth Fund”):

     1. To approve or disapprove a proposed Agreement and Plan of Reorganization providing for (i) the transfer of Kopp Emerging Growth Fund’s assets to the American Century New Opportunities II Fund (“AC New Opportunities II Fund”), a series of American Century Mutual Funds, Inc., solely in exchange for newly issued shares of capital stock of AC New Opportunities II Fund, and (ii) the subsequent distribution by Kopp Emerging Growth Fund of such shares to its shareholders in liquidation of Kopp Emerging Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of Kopp Emerging Growth Fund as a series of Kopp Funds, Inc.; and

     2. To approve or disapprove a new subadvisory agreement between American Century Investment Management, Inc. and Kopp Investment Advisors, LLC to take effect upon shareholder approval of the subadvisory agreement and the Agreement and Plan of Reorganization.

     It is not anticipated that any matters other than the approval of the Reorganizations and the Subadvisory Agreement will be brought before the meeting. If, however, any other business is properly brought before the meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies.

     The Board of Directors of Kopp Funds, Inc. (the “Kopp Board”) has fixed the close of business on November 13, 2006, as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign each enclosed proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or the Internet, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy.

     If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been returned by shareholders without instructions will be voted in favor of the Reorganizations and the Subadvisory Agreement.

     Each of the enclosed proxies is being solicited on behalf of the Kopp Board.

     The Kopp Board unanimously recommends that the shareholders of Kopp Emerging Growth Fund and Kopp TQM Fund vote FOR the Reorganizations, and that the shareholders of Kopp Emerging Growth Fund vote FOR the Subadvisory Agreement.

By Order of the Board of Directors of Kopp Funds, Inc.,

JOHN  P. FLAKNE
Secretary, Kopp Funds, Inc.

KOPP FUNDS, INC.
Kopp Emerging Growth Fund
Kopp Total Quality Management Fund

IMPORTANT NEWS FOR SHAREHOLDERS

      While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposals you will be asked to vote on. This Q&A is qualified in its entirety by reference to the more complete information contained elsewhere in the Proxy Statement/Prospectus.

QUESTIONS AND ANSWERS

Q. WHAT IS HAPPENING?

A. The enclosed Proxy Statement/Prospectus describes proposals to approve Agreements and Plans of Reorganization (each a “Plan of Reorganization” and collectively, the “Plans of Reorganization”) that would result in the tax-free reorganization of each of Kopp Emerging Growth Fund and Kopp Total Quality Management Fund (the “Kopp Funds”) into an American Century fund.

Q. WHAT ARE THE REORGANIZATIONS?

A. Under the Plans of Reorganization, each Kopp Fund would be combined with a comparable American Century fund (each, a “Reorganization” and collectively, the “Reorganizations”). The following table outlines the proposed Reorganizations and shows the class of shares of AC New Opportunities II Fund and AC Equity Growth Fund (collectively, the “American Century Funds”) that shareholders of Kopp Emerging Growth Fund and Kopp TQM Fund, respectively, will receive if the Reorganizations are approved:

If you own shares in:	You will receive shares of:
Kopp Emerging Growth Fund	American Century New Opportunities II Fund
Class A shares ----------------------------------------- »	Class A shares
Class C shares ----------------------------------------- »	Class C shares
Class I shares ------------------------------------------ »	Investor Class shares
Kopp Total Quality Management Fund	American Century Equity Growth Fund
Class A shares ----------------------------------------- »	Advisor Class shares
Class C shares ----------------------------------------- »	Class C shares
Clas I shares ------------------------------------------- »	Investor Class shares

Q. WHO WILL MANAGE MY FUND AFTER THE REORGANIZATIONS?

A. American Century Investment Management, Inc. is the investment adviser of each of the American Century Funds into which the Kopp Funds are proposed to be combined.

Q. HOW WILL THE REORGANIZATIONS WORK?

A. The reorganization of each Kopp Fund into the corresponding American Century Fund, as described in the Plans of Reorganization, will involve the following:

  the transfer of all of the assets of the Kopp Fund to the corresponding American Century Fund in exchange for shares of the corresponding American Century Fund having equivalent value to the net assets transferred;

  the pro rata distribution of shares of the corresponding class of the American Century Fund to the shareholders of record of the Kopp Funds; and

  the termination of each Kopp Fund and of Kopp Funds, Inc. following the Reorganizations.

Q. WILL I HAVE TO PAY ANY FRONT-END SALES CHARGES ON SHARES RECEIVED IN THE REORGANIZATIONS?

A. No. You will not have to pay any front-end sales charge on any shares of an American Century Fund received as part of the Reorganizations. Shareholders will be subject to any applicable front-end sales charge on any subsequent purchases into an American Century Fund. If you own Class C shares of the Kopp Funds, and therefore receive Class C shares of the corresponding American Century Fund, American Century will honor the holding period of your Kopp Fund Class C shares for purposes of calculating the date for assessing any contingent deferred sales charges.

     Neither the Investor Class nor the Advisor Class of the American Century Funds charges a front-end sales charge (load) or contingent deferred sales charge. (For more information about those classes of shares, including fees and expenses, see “SUMMARY- Purchase, Redemption and Exchange of Shares; Dividends and Distributions” in the Proxy Statement/Prospectus.)

Q. WILL THE INVESTMENT OBJECTIVE OR INVESTMENT POLICIES OF MY FUND CHANGE IN CONNECTION WITH THE REORGANIZATIONS?

A. Yes. However, the investment objectives and policies of the American Century Funds are similar to the investment objectives and policies of the corresponding Kopp Funds. (For more information about the differences in investment objectives and policies, see “SUMMARY- Comparison of Investment Objectives and Policies” in the Proxy Statement/Prospectus.)

Q. HOW WILL THE REORGANIZATIONS AFFECT MY ACCOUNT?

A. If the shareholders of each Kopp Fund approve the Reorganizations, each Kopp Fund will exchange its assets for shares of the corresponding American Century Fund of equivalent value. Each Kopp Fund’s assets will be valued using the procedures used to calculate the corresponding American Century Fund’s net asset value on the exchange date. You will receive the same percentage of the newly issued American Century Fund shares as the shares owned in your Kopp Fund. American Century’s valuation procedures are comparable in many respects to those used by the Kopp Funds. To the extent any differences result, American Century and Kopp Investment Advisors, LLC, the investment adviser to the Kopp Funds, believe any impact to shareholders will be minimal.

Q. WILL THE REORGANIZATIONS BE TAX-FREE?

A. Yes. A tax opinion from Reed Smith LLP to the effect that the exchange of Kopp Fund shares for American Century Fund shares qualifies as a tax-free exchange under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), must be received as a condition to the closing of the Reorganizations. This means that you should not recognize any gain or loss for federal income tax purposes when your Kopp Fund shares are exchanged for shares of the corresponding American Century Fund. In addition, the holding period of your Kopp Fund shares should carry over to the American Century Fund shares received in the exchange. You may wish to consult with your own tax advisor. (For more information, see “INFORMATION ABOUT THE TRANSACTION- Federal Income Tax Consequences of the Reorganizations” in the Proxy Statement/Prospectus.)

Q. WHY ARE SHAREHOLDERS OF KOPP EMERGING GROWTH FUND BEING ASKED TO APPROVE A NEW SUBADVISORY AGREEMENT WITH AMERICAN CENTURY?

A. It is proposed that American Century serve as a subadvisor to Kopp Emerging Growth Fund during the period from the shareholder meeting until the closing of the Reorganizations. During this time, Kopp Investment Advisors, LLC and American Century will cooperate to manage the portfolio in preparation for the Reorganization. American Century currently serves as the advisor for AC New Opportunities II Fund. The approval of the subadvisory agreement is a condition to the closing of the Reorganizations. (For more information regarding the management of Kopp Emerging Growth Fund during the transition period, see “SUMMARY- Proposal Regarding Approval of Subadvisory Agreement for Kopp Emerging Growth Fund” in the Proxy Statement/Prospectus.)

Q. HOW DOES THE BOARD OF DIRECTORS OF THE KOPP FUNDS RECOMMEND THAT I VOTE?

A. The Board of Directors of Kopp Funds, Inc., including all of the Independent Directors, unanimously recommends that you vote FOR the Reorganizations and FOR the Subadvisory Agreement. (For a discussion of the factors the Kopp Board considered in approving the Agreements and Plans of Reorganization and Subadvisory Agreement, see “INFORMATION ABOUT THE TRANSACTION- Reasons for the Reorganizations” and “SUMMARY- Proposal Regarding Approval of Subadvisory Agreement for Kopp Emerging Growth Fund — Kopp Board Considerations in Approving Subadvisory Agreement” in the Proxy Statement/Prospectus.)

Q. MY HOLDINGS IN THE KOPP FUNDS ARE SMALL. WHY SHOULD I VOTE?

A. Your vote makes a difference. If many small shareholders like you fail to vote their proxies, your Kopp Fund may not receive enough votes to go forward with the Special Meeting of Shareholders and additional costs will be incurred to solicit additional proxies.

Q. WHAT HAPPENS IF ANY OF THE REORGANIZATIONS ARE NOT APPROVED BY SHAREHOLDERS?

A. Each Reorganization is a separate transaction, but is dependent upon the other Reorganization being approved by shareholders. If either Reorganization fails to receive the required shareholder approval, the American Century Funds and the Kopp Funds have the option not to consummate any of the Reorganizations.

Q. WHO GETS TO VOTE?

A. If you owned shares of a Kopp Fund at the close of business on November 13, 2006, you are entitled to vote with respect to your Fund, even if you later sold the shares. Each share of a Kopp Fund is entitled to one vote, with fractional shares voting proportionally.

Q. WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A. If you are a shareholder of both Kopp Funds, you will receive a proxy card for each of the Kopp Funds. In addition, if you have shares of the same Fund registered differently, you will receive a proxy card for each registration.

Q. HOW DO I CAST MY VOTE?

A. You may cast your vote by mail by returning the enclosed proxy card, by calling or by voting online. If you need more information or have any questions on how to cast your vote, call 1-877-256-6083. If you have any questions on the proposals, please call your financial representative or the Kopp Funds at 1-888-533-KOPP.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

COMBINED PROXY STATEMENT AND PROSPECTUS

November 13, 2006

Reorganization of

KOPP EMERGING GROWTH FUND and
KOPP TOTAL QUALITY MANAGEMENT FUND

each, a series of Kopp Funds, Inc.
(collectively, the “Kopp Funds”)

7701 France Avenue South, Suite 500
Edina, Minnesota, 55435
Telephone No.: 1-888-533-KOPP

in exchange for shares of

AMERICAN CENTURY NEW OPPORTUNITIES II FUND
a series of American Century Mutual Funds, Inc.

and

     AMERICAN CENTURY EQUITY GROWTH FUND
a series of American Century Quantitative Equity Funds, Inc.
(collectively, the “American Century Funds”)

     4500 Main Street
Kansas City, Missouri 64111
Telephone No.: 1-877-345-8836

     This document is a combined Proxy Statement and Prospectus and we refer to it as the Proxy Statement/ Prospectus. We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the “Meeting”) for Kopp Emerging Growth Fund (“Kopp Emerging Growth Fund”) and Kopp Total Quality Management Fund (“Kopp TQM Fund”). The Meeting will be held on January 12, 2007, at 10:00 a.m., Central Time, at 7701 France Avenue South, Suite 500, Edina, Minnesota. We intend to mail this Proxy Statement/ Prospectus, the enclosed Notice of a Special Meeting of Shareholders and the enclosed proxy cards on or about November 17, 2006, to all shareholders entitled to vote at the Meeting. At the Meeting, we are asking shareholders of the Kopp Funds to consider the following proposals:

Proposal 1: Shareholders of Kopp TQM Fund will be asked to approve a Plan of Reorganization providing for the reorganization of Kopp TQM Fund into American Century Equity Growth Fund (“AC Equity Growth Fund”), a series of American Century Quantitative Equity Funds, Inc.

Proposal 2: Shareholders of Kopp Emerging Growth Fund will be asked to approve a Plan of Reorganization providing for the reorganization of Kopp Emerging Growth Fund into American Century New Opportunities II Fund (“AC New Opportunities II Fund”), a series of American Century Mutual Funds, Inc. (each, a “Reorganization” and collectively, the “Reorganizations”).

Proposal 3: Shareholders of Kopp Emerging Growth Fund also will be asked to approve a subadvisory agreement between American Century Investment Management, Inc. and Kopp Investment Advisors, LLC.

     Under the Plans of Reorganization, all of the assets of the Kopp Funds will be transferred to the corresponding American Century Funds and the corresponding American Century Funds will issue shares that will be distributed pro rata to Kopp Fund shareholders. If the Reorganizations are approved by shareholders, it is anticipated that shareholders of the Kopp Funds will receive shares in the corresponding American Century Funds on or about February 26, 2007.

     Your Board of Directors is seeking your proxy to vote FOR this proposal.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The investment objectives of AC New Opportunities II Fund and AC Equity Growth Fund are both to seek long-term capital growth. The investment objectives of Kopp Emerging Growth Fund and Kopp TQM Fund are both to seek long-term capital appreciation. For a comparison of the investment policies of the American Century Funds and the Kopp Funds, see “SUMMARY- Comparison of Investment Objectives and Policies.” Information concerning the Class A, C and I Shares of Kopp Emerging Growth Fund, as compared to the Class A, C and Investor Class Shares of AC New Opportunities II Fund, and of the Class A, C and I Shares of Kopp TQM Fund, as compared to the Advisor, C and Investor Class Shares of AC Equity Growth Fund, are included in this Proxy Statement/ Prospectus in the sections entitled “ SUMMARY- Comparative Fee Tables” and “ INFORMATION ABOUT THE TRANSACTION- Description of Fund Shares and Capitalization.”

     This Proxy Statement/Prospectus is a proxy statement of the Kopp Funds in connection with the solicitation of your proxy to vote your shares at the Meeting, and serves as a prospectus for each American Century Fund under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the issuance of shares to you pursuant to the terms of the Reorganizations.

     This Proxy Statement/Prospectus sets forth concisely the information about the American Century Funds that you should know before considering the Reorganizations, and should be retained for future reference. If you are a shareholder of Kopp TQM Fund this Proxy Statement/Prospectus is accompanied by the Prospectus for the AC Equity Growth Fund, dated May 1, 2006, as supplemented August 1, 2006. If you are a shareholder of Kopp Emerging Growth Fund this Proxy Statement/Prospectus is accompanied by the Prospectus for the AC New Opportunities II Fund, dated March 1, 2006, as supplemented May 1, 2006, June 30, 2006 and August 1, 2006. The Statement of Additional Information, dated November 13, 2006, relating to this Proxy Statement/Prospectus, contains additional information and has been filed by American Century Quantitative Equity Funds, Inc. and American Century Mutual Funds, Inc. with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (and legally considered to be part of the Proxy Statement/Prospectus):

1.	A Statement of Additional Information for AC New Opportunities II Fund dated October 13, 2006;

2.	A Statement of Additional Information for AC Equity Growth Fund dated May 1, 2006, as supplemented on August 1, 2006;

3.	A Prospectus for Kopp Emerging Growth Fund dated January 30, 2006, as supplemented on September 13, 2006;

4.	A Prospectus for Kopp TQM Fund dated January 30, 2006, as supplemented on September 13, 2006;

5.	A Combined Statement of Additional Information for Kopp Emerging Growth Fund and Kopp TQM Fund dated January 30, 2006, as supplemented on September 13, 2006;

6.	An Annual Report dated October 31, 2005 and a Semi-Annual Report dated April 30, 2006 for AC New Opportunities II Fund;

7.	An Annual Report dated December 31, 2005 and a Semi-Annual Report dated June 30, 2006 for AC Equity Growth Fund;

8.	An Annual Report for the year ended September 30, 2005 and a Semi-Annual Report for the period ended March 31, 2006 for Kopp Emerging Growth Fund;

9.	An Annual Report for the year ended September 30, 2005 and a Semi-Annual Report for the period ended March 31, 2006 for Kopp TQM Fund.

     Copies of these materials and other information about the American Century Funds and Kopp Funds may be obtained without charge by writing to the addresses below or by calling the telephone numbers listed as follows:

If they relate to the American Century Funds:	If they relate to the Kopp Funds:

4500 Main Street	7701 France Avenue South, Suite 500
Kansas City, MO 64111-7709	Edina, Minnesota, 55435
1-877-345-8836	Telephone No: 1-888-533-KOPP
http://www.americancentury.com	http://www.koppfunds.com

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE KOPP FUNDS OR THE AMERICAN CENTURY FUNDS.

     THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INFORMATION ABOUT THE AMERICAN CENTURY FUNDS	52

INFORMATION ABOUT THE KOPP FUNDS	52

VOTING INFORMATION	52
General Information	52
Date, Time and Place of Meeting	53
Use and Revocation of Proxies	53
Voting Rights and Required Vote	53
Record Date and Outstanding Shares	54
Security Ownership of Certain Beneficial Owners and Management of the Funds	54

OTHER MATTERS	56

FORM OF AGREEMENT AND PLAN OF REORGANIZATION	Exhibit A

FORM OF INVESTMENT SUBADVISORY AGREEMENT	Exhibit B

SUMMARY OF INVESTMENT LIMITATIONS	Exhibit C

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	Exhibit D

FINANCIAL INFORMATION	Exhibit E

SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference in this Proxy Statement/Prospectus. A form of the Plans of Reorganization pursuant to which the Reorganizations will be conducted is attached to this Proxy Statement/ Prospectus as Exhibit A. The Prospectus of the applicable American Century Fund also accompanies this Proxy Statement/Prospectus. A form of the proposed subadvisory agreement between American Century Investment Management, Inc. (“American Century”) and Kopp Investment Advisors, LLC (“KIA”) is attached to this Proxy Statement/Prospectus as Exhibit B.

INTRODUCTION

     This Proxy Statement/Prospectus is furnished to you because you are entitled to vote at the Special Meeting of Shareholders of Kopp TQM Fund and Kopp Emerging Growth Fund. The Meeting will be held on January 12, 2007, to consider the proposals described in this Proxy Statement/Prospectus.

     It is being proposed that the AC Equity Growth Fund acquire all of the assets of Kopp TQM Fund, in exchange for Advisor Class, Class C and Investor Class shares of the AC Equity Growth Fund (the “Equity Growth Exchange”). Immediately following the Equity Growth Exchange, Kopp TQM Fund will distribute the Advisor Class, Class C and Investor Class shares of the AC Equity Growth Fund to holders of the Class A, Class C and Class I shares of Kopp TQM Fund, respectively (the “TQM Distribution”). The Equity Growth Exchange and the TQM Distribution are collectively referred to in this Proxy Statement/Prospectus as the “TQM Reorganization.” As a result of the TQM Reorganization, each holder of Class A, Class C and Class I shares of Kopp TQM Fund will receive the same percentage of the aggregate number of Advisor Class, Class C and Investor Class shares, respectively, of AC Equity Growth Fund issued in the TQM Reorganization as he or she owned in Kopp TQM Fund on the Closing Date (as hereinafter defined).

     It is also being proposed that the AC New Opportunities II Fund acquire all of the assets of Kopp Emerging Growth Fund, in exchange for Class A, Class C and Investor Class shares of the AC New Opportunities II Fund (the “New Opportunities II Exchange”). Immediately following the New Opportunities II Exchange, Kopp Emerging Growth Fund will distribute the Class A, Class C and Investor Class shares of the AC New Opportunities II Fund to holders of the Class A, Class C and Class I shares of Kopp Emerging Growth Fund, respectively (the “Kopp Emerging Growth Distribution”). The New Opportunities II Exchange and the Kopp Emerging Growth Distribution are collectively referred to in this Proxy Statement/Prospectus as the “Emerging Growth Reorganization” and the TQM Reorganization and the Emerging Growth Reorganization are hereafter collectively referred to as the “Reorganizations.” As a result of the Emerging Growth Reorganization, each holder of Class A, Class C and Class I shares of Kopp Emerging Growth Fund will receive the same percentage of the aggregate number of Class A, Class C and Investor Class Shares, respectively, of AC New Opportunities II Fund issued in the Emerging Growth Reorganization as he or she owned in Kopp Emerging Growth Fund on the Closing Date (as hereinafter defined).

     Shareholders of Kopp Emerging Growth Fund will also be asked to approve a new subadvisory agreement between American Century and KIA (the “Subadvisory Agreement”). The Subadvisory Agreement will take effect upon approval of the Subadvisory Agreement and the Emerging Growth Reorganization by shareholders of Kopp Emerging Growth Fund. American Century will not receive any compensation for the services provided under the Subadvisory Agreement.

PROPOSALS WITH RESPECT TO APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

Reasons for the Reorganizations

     In August 2006, KIA informed the Board of Directors of Kopp Funds, Inc. (“Kopp Board”) of its desire to exit the retail mutual fund business and that it had engaged in discussions with American Century regarding the potential reorganization of the Kopp Funds. The discussions with American Century were part of a strategic initiative to allow KIA to exit the mutual fund business while simultaneously providing benefits to shareholders of the Kopp Funds. Shareholders of the Kopp Funds may benefit from the proposed transaction because American Century’s existing mutual fund business, when combined with the Kopp Funds, would potentially result in lower management fees to

Kopp Fund shareholders, increase the likelihood of asset growth through increased distribution capabilities, offer more investment choices, provide the opportunity for solid investment performance and greater diversification of investment portfolios.

     On August 30, 2006, the Kopp Board unanimously approved the Reorganizations, subject to shareholder approval. The Kopp Board, including all of the Kopp Independent Directors (as defined below), determined that the Reorganizations are in the best interests of each of the Kopp Funds and their shareholders. In addition, the Kopp Board, including all of the Kopp Independent Directors, determined that the interests of existing shareholders of each Kopp Fund will not be diluted as a result of effecting the Reorganizations. The “Kopp Independent Directors” are the directors who are not “interested persons” of KIA (within the meaning of the Investment Company Act of 1940 (the “1940 Act”)).

     In determining whether to approve the Reorganizations and to recommend approval of the Reorganizations to shareholders of the Kopp Funds, the Kopp Board made inquiries into all matters deemed relevant and considered the following, among other things:

  The reputation, financial strength and resources of American Century;

  The capabilities, practices and resources of American Century’s management and the other service providers to the American Century family of funds;

  The viability of the Kopp Funds absent approval of the proposed Reorganizations;

  The broader product array of the American Century family of funds, and the expanded range of investment options and exchange opportunities available to shareholders;

  The shareholder services offered by American Century;

  The relative compatibility of investment objectives and principal investment policies of the American Century Funds with those of the Kopp Funds;

  The federal income tax treatment of the Reorganizations;

  The anticipated effect of the Reorganizations on expense ratios;

  The investment management experience of American Century; and

  The undertaking by KIA and American Century to share equally all the costs and expenses of preparing, printing, and mailing this Proxy Statement/Prospectus and related expenses of the Reorganizations.

Closing Date

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the Reorganizations will be consummated at the close of business on February 23, 2007 (the “Closing Date”) and that shareholders of the Kopp Funds will receive shares in the corresponding American Century Funds on or about February 26, 2007.

Other Considerations

     The parties have agreed to cooperate to facilitate the orderly reorganization of the Kopp Funds into the American Century Funds and to reduce potential adverse consequences to the American Century Funds. It is anticipated that this transition will include the sale of certain portfolio securities of the Kopp Funds prior to the Reorganizations. With respect to Kopp Emerging Growth Fund, it is anticipated that all or substantially all of the fund’s portfolio will be transitioned. In this regard, it is proposed that American Century be approved as a subadvisor for Kopp Emerging Growth Fund in order to reinvest the fund’s assets in a manner consistent with the investment objectives and policies of the AC New Opportunities II Fund prior to the Closing Date (See “SUMMARY- Proposal Regarding Approval of Subadvisory Agreement for Kopp Emerging Growth Fund” for further information). The anticipated purchase and sale of portfolio securities in any such portfolio restructuring will result in increased transaction costs to Kopp Emerging Growth Fund. The sale of securities may result in the realization of capital gains by Kopp Emerging Growth Fund. However, given the significant unutilized capital losses retained by the fund, it is not anticipated that the realization of any such gains will result in a distribution to shareholders. For a more complete discussion of the tax consequences, see “INFORMATION ABOUT THE TRANSACTION — Federal Income Tax Consequences of the Reorganizations.”

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES; DIVIDENDS AND DISTRIBUTIONS

     The following chart highlights certain purchase, redemption and exchange features of the Kopp Funds as compared to such features of the American Century Funds.

Purchase, Redemption and
Exchange Features	Kopp TQM Fund	AC Equity Growth Fund
Minimum Initial Investment	Class A and Class C shares:	For Advisor Class shares, Investor Class shares and Class C shares:
■ Non-retirement account: $5,000 ■ Retirement account: $2,000 ■ Coverdell Education Savings Accounts and “deemed” IRAs: $ 2,000 Class I shares: $5 million
■   Coverdell Education Savings Account: $2,000
■   Financial Intermediaries: $250
■   Broker/Dealer sponsored wrap program accounts and/or fee based accounts: No minimum
■   Employer-sponsored retirement plans: No minimum
■   All other accounts: $2,500

Minimum Subsequent Investments	Class A and Class C shares: $100 or more Class I shares: No minimum	$50 minimum for subsequent purchases. There is no minimum for subsequent purchases for financial intermediaries.

Initial Sales Charge (as a percentage of offering price)	Class A shares: 3.50% is the maximum sales charge applicable to Class A shares (subject to the availability of waivers and reduced sales charges) Class C shares: None Class I shares: None	None

Reductions and Waivers of Sales Charges	Waivers for Certain Investors Rights of Accumulation Letter of Intent	None

Contingent Deferred Sales Charge (CDSC)	Class A shares: 1.00% may be imposed on redemptions of certain Class A shares which were purchased without a sales charge and redeemed within 24 months of purchase	Advisor Class shares: None Class C shares: 1.00% during the first year after purchase Investor Class shares: None
Class C shares: 1.00% may be imposed on redemptions of certain Class C shares that are redeemed within 12 months of purchase Class I shares: None

Purchase, Redemption and
Exchange Features	Kopp TQM Fund	AC Equity Growth Fund
CDSC Waivers	The CDSC on Class A and Class C shares may be waived if, among other things:	Any applicable CDSC may be waived in the following cases:

-    the redemption results from the death or total and permanent disability of the shareholder which occurs after the purchase of the shares being redeemed;
-    the selling broker-dealer elects to waive receipt of a commission, if any, paid at the time of sale;
-    the redemption is a result of a forced redemption, a required minimum distribution or shareholder activity fees (fed wire fees, overnight fees, etc.); or
-    under special circumstances, the Fund reserves the right to waive any CDSC fee.

-    redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for Class C shares;
-    distributions from IRAs due to attainment of age 59 1/2 for Class C shares;
-    required minimum distributions from retirement accounts upon reaching age 70 1/2;
-    tax-free returns of excess contributions to IRAs;
-    redemptions due to death or post-purchase disability;
-    exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period;
-    if no broker was compensated for the sale.

Redemption Fees	Class A and Class C shares: 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within 30 days of purchase. If you redeem shares by wire, you will be charged a $15 service fee.	None

Class I shares: 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of Class I shares made within 24 months of purchase. If you redeem shares by wire, you will be charged a $15 service fee.

Purchases	By mail, fax or automatically	By telephone, mail or fax, online, in person, or automatically

Redemptions	By written request, telephone, or systematic withdrawal program	By telephone, mail or fax, online, in person, or automatically

Purchase, Redemption and
Exchange Features	Kopp TQM Fund	AC Equity Growth Fund
Redemptions Policies	The Fund will normally mail redemption proceeds within one or two business days and, in any event, no later than seven days after receipt by its transfer agent of a redemption request provided in good order.

The Fund may hold payment until investments that were made by check, telephone or pursuant to the automatic investment program have been collected (which may take up to 12 calendar days from the initial investment date).

Reserves right to delay delivery of redemption proceeds up to seven days. Any redemption request made within 15 days of an address change may be required to be submitted in writing with guaranteed signatures of all authorized signers. If bank information is changed a 15-day holding period may be imposed before the proceeds are wired to the bank.

There is a $10 charge for redemption requests made by a wire transfer.

The Fund reserves the right to redeem in kind (i.e., in securities or assets other than cash) any redemption request or requests during any 90-day period in excess of the lesser of (i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed.

If, during any 90-day period, a shareholder redeems fund shares worth more than $250,000 (or 1% of the value of the fund’s assets, if that percentage is less than $250,000) then the Fund reserves the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. Shareholders can avoid being paid in securities if they provide an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur.

Exchanges

You may exchange Class A or Class C shares of the Fund for Class I shares of the Fund so long as the Class I minimum initial investment requirement is met.

Shareholders of the Kopp Funds may also exchange shares of one series of the Kopp Funds for another. Any such exchange may be effected via telephone. You may also exchange shares of the Funds for shares of First American Prime Obligations Fund, a no-load money market fund managed by an affiliate of the Fund’s transfer agent.

Shareholders of Class C shares of AC Equity Growth Fund may exchange their shares for Class C shares of any other American Century fund. You may not exchange from the Class C shares to any other class.

Shareholders of Advisor Class and Investor Class shares of AC Equity Growth Fund may exchange their shares for Advisor Class shares and Investor Class Shares, respectively, of any other American Century Fund.

Purchase, Redemption and
Exchange Features	Kopp TQM Fund	AC Equity Growth Fund
Dividends and Distributions	Distributions of investment company taxable income and net capital gains, if any, are usually made in November or December.

Shareholders will be informed annually as to the amount and nature of all distributions paid during the prior year. Because of the fund’s investment objective, the fund expects that its distributions will consist primarily of long-term capital gains.

All distributions of investment company taxable income and net capital gains will automatically be reinvested in additional fund shares unless a shareholder specifically request that distributions be paid in cash.

Distributions by the fund generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of investment securities.

Substantially all of the fund’s income is distributed quarterly to shareholders. Distributions from realized capital gains are paid twice a year, usually in March and December. The fund may make more frequent distributions, if necessary, to comply with provisions of the Internal  Revenue Code.

Distributions are reinvested automatically in additional shares unless a different option is chosen, except that shareholders in a tax-deferred retirement account must reinvest all distributions.

A shareholder will participate in fund distributions, when they are declared, starting the next business day after a shareholder’s purchase is effective.

Purchase, Redemption and
Exchange Features	Kopp Emerging Growth Fund	AC New Opportunities II Fund
Minimum Initial Investment	Class A and Class C shares: ■ Non-retirement account: $5,000 ■ Retirement account: $2,000 ■ Coverdell Education Savings Accounts and “deemed” IRAs: $2,000 Class I shares: $5 million	For Class A, C and Investor Class Shares:

■   Coverdell Education Savings Account: $2,000
■   Financial Intermediaries: $250
■   Broker/Dealer sponsored wrap program accounts and/or fee based accounts: No minimum
■   Employer-sponsored retirement plans: No minimum
■   All other accounts: $2,500

Minimum Subsequent Investments	Class A and Class C shares: $100 or more Class I shares: No minimum	$50 minimum for subsequent purchases There is no minimum for subsequent purchases for financial intermediaries.

Purchase, Redemption and
Exchange Features	Kopp Emerging Growth Fund	AC New Opportunities II Fund
Initial Sales Charge (as a percentage of offering price)	Class A shares: 3.50% is the maximum sales charge applicable to Class A shares (subject to the availability of waivers and reduced sales charges) Class C shares: None Class I shares: None	Class A shares: 5.75% (subject to the availability of waivers and reduced sales charges) Class C shares: None Investor Class shares: None

Reductions and Waivers of Sales Charges	Waivers for Certain Investors Rights of Accumulation Letter of Intent	Shareholders and their spouses and children under 21 may combine investments to reduce their Class A sales charges in the following ways:

Account Aggregation

Concurrent Purchases

Rights of Accumulation

Letter of Intent

Waivers for Certain Investors

Contingent Deferred Sales Charge (CDSC)	Class A shares: 1.00% may be imposed on redemptions of certain Class A shares which were purchased without a sales charge and redeemed within 24 months of purchase

Class C shares: 1.00% may be imposed on redemptions of certain Class C shares that are redeemed within 12 months of purchase

Class I shares: None	Class A shares: Investments of $1 million or more in Class A shares may be purchased without a sales charge and are subject to a CDSC of 1.00% if the shares are redeemed within one year of the date of purchase

Class C shares: 1.00% during the first year after purchase

Investor Class shares: None

Purchase, Redemption and
Exchange Features	Kopp Emerging Growth Fund	AC New Opportunities II Fund
CDSC Waivers

The CDSC on Class A and Class C shares may be waived if, among other things:

-    the redemption results from the death or total and permanent disability of the shareholder which occurs after the purchase of the shares being redeemed;
-    the selling broker-dealer elects to waive receipt of a commission, if any, paid at the time of sale;
-    the redemption is a result of a forced redemption, a required minimum distribution or shareholder activity fees (fed wire fees, overnight fees, etc.); or
-    under special circumstances, the Fund reserves the right to waive any CDSC fee.

Any applicable CDSC may be waived in the following cases:

-     redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for Class A shares; 12% of the lesser of the original purchase cost or current market value for Class C shares;
-     distributions from IRAs due to attainment of age 59 1/2 for Class A shares and for Class C shares;
-     required minimum distributions from retirement accounts upon reaching age 70 1/2;
-     tax-free returns of excess contributions to IRAs;
-     redemptions due to death or post-purchase disability;
-     exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period;
-     IRA Rollovers from any other American Century fund that offers A, B and C Class shares held in a qualified retirement plan, for Class A shares only;
-     if no broker was compensated for the sale.

Redemption Fees	Class A and Class C shares: 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within 30 days of purchase. If you redeem shares by wire, you will be charged a $15 service fee.

Class I shares: 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of Class I shares made within 24 months of purchase. If you redeem shares by wire, you will be charged a $15 service fee.	Class A and Class C Shares: None

Investor Class Shares: While there is currently no redemption fee charged by the fund, the Board of Directors has approved a redemption fee of 2.00% on shares redeemed within 180 days of purchase. The redemption fee is scheduled to take affect on or about March 1, 2007, and will apply to shares purchased on or after that date. The redemption fee will not apply to shares received as a result of the Reorganization.

Purchases	By mail or fax or automatically	By telephone, mail or fax, online, in person, or automatically

Redemptions	By written request, telephone, or systematic withdrawal program	By telephone, mail or fax, online, in person, or automatically

Purchase, Redemption and
Exchange Features	Kopp Emerging Growth Fund	AC New Opportunities II Fund
Redemption Policies	The Fund will normally mail redemption proceeds within one or two business days and, in any event, no later than seven days after receipt by its transfer agent of a redemption request provided in good order.

The Fund may hold payment until investments that were made by check, telephone or pursuant to the automatic investment program have been collected (which may take up to 12 calendar days from the initial investment date).	Reserves right to delay delivery of redemption proceeds up to seven days. Any redemption request made within 15 days of an address change may be required to be submitted in writing with guaranteed signatures of all authorized signers. If bank information is changed a 15-day holding period may be imposed before the proceeds are wired to the bank.

There is a $10 charge for redemption requests made by a wire transfer.

The Fund reserves the right to redeem in kind (i.e., in securities or assets other than cash) any redemption request or requests during any 90-day period in excess of the lesser of (i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed.
If, during any 90-day period, a shareholder redeems fund shares worth more than $250,000 (or 1% of the value of the fund’s assets, if that percentage is less than $250,000) then the fund reserves the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. Shareholders can avoid being paid in securities if they provide an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur.

Exchanges	You may exchange Class A or Class C shares of the Fund for Class I shares of the Fund so long as the Class I minimum initial investment requirement is met.

Shareholders of the Kopp Funds may also exchange shares of one series of the Kopp Funds for another. Any such exchange may be effected via telephone. You may also exchange shares of the Funds for shares of the First American Prime Obligations Fund, a no-load money market fund managed by an affiliate of the Fund’s transfer agent.	You may exchange shares of AC New Opportunities II Fund for shares of the same class of another American Century fund that offers A, B and C Class shares without a sales charge if you meet the following criteria:

•   The exchange is for a minimum of $100
•   For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange.

Purchase, Redemption and
Exchange Features	Kopp Emerging Growth Fund	AC New Opportunities II Fund
Dividends and Distributions	Distributions of investment company taxable income and net capital gains, if any, are usually made in November or December.

Shareholders will be informed annually as to the amount and nature of all distributions paid during the prior year. Because of the fund’s investment objective, the fund expects that its distributions will consist primarily of long-term capital gains.

All distributions of investment company taxable income and net capital gains will automatically be reinvested in additional fund shares unless a shareholder specifically request that distributions be paid in cash.

Distributions by the fund generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of investment securities.

The fund generally pays distributions from net income and capital gains, if any, once in a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Distributions are reinvested automatically in additional shares unless a different option is chosen, except that shareholders in a tax-deferred retirement account must reinvest all distributions.

A shareholder will participate in fund distributions, when they are declared, starting the next business day after a shareholder’s purchase is effective.

CALCULATION OF SALES CHARGES – AC NEW OPPORTUNITIES II FUND

Class A

     Class A shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your investment professional are:

			Amount paid to Financial
	Sales Charge as a % of	Sales Charge as a % of Net	Advisor as a % of Offering
Purchase Amount	Offering Price	Amount Invested	Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000–$99,999	4.75%	4.99%	4.00%
$100,000–$249,999	3.75%	3.90%	3.25%
$250,000–$499,999	2.50%	2.56%	2.00%
$500,000–$999,999	2.00%	2.04%	1.75%
$1,000,000–$3,999,999	0.00%	0.00%	1.00%*
$4,000,000–$9,999,999	0.00%	0.00%	0.50%*
$10,000,000 or more	0.00%	0.00%	0.25%*
____________________

*	For purchases over $1,000,000 by qualified retirement plans, no upfront amount will be paid to financial professionals.

     There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed above. No sales charge applies to reinvested dividends.

PRIMARY TAX CONSEQUENCES

     The Reorganizations have been structured with the intention that they will qualify for federal income tax purposes as tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Consummation of the Reorganizations is subject to the condition that the parties have received an opinion from Reed Smith LLP that for federal income tax purposes (i) no gain or loss will be recognized by you or either of the Kopp Funds, (ii) your basis in the American Century Fund shares you receive will be the same as your basis in the Kopp Fund shares held by you immediately prior to the Reorganizations, and (iii) your holding period for the American Century Fund shares will include your holding period for your Kopp Fund shares. The sale of portfolio securities by the Kopp Funds prior to the Reorganizations may result in the realization of capital gains that, to the extent not offset by capital losses, will be distributed to shareholders prior to the Closing Date. For a more complete discussion of the tax consequences, see “INFORMATION ABOUT THE TRANSACTION — Federal Income Tax Consequences of the Reorganizations.”

VALUATION POLICIES AND SHARE PRICE - AMERICAN CENTURY FUNDS

     American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. American Century determines the NAV of the fund as of the close of regular trading (usually 4:00 p.m., Eastern Time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), American Century does not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

     The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund’s board or its designee (a process referred to as “fair valuing” the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

  for funds that invest in debt securities, a debt security has been declared in default; or

  trading in a security has been halted during the trading day.

     If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

     The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

     With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

     Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

     Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

ABUSIVE TRADING PRACTICES AND POLICIES AND PROCEDURES - AMERICAN CENTURY FUNDS

     Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

     Because of the potentially harmful effects of abusive trading practices, American Century Funds’ Board of Directors has approved American Century’s abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

     American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century. They may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

     Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made within seven days of the purchase, or

  within 30 days of the purchase, if it happens more than once per year.

     To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

     In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

     American Century’s policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century’s efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American Century generally does not have access to the underlying shareholder account information.

However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

PORTFOLIO HOLDINGS INFORMATION

     A description of the American Century Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in a Statement of Additional Information dated May 1, 2006, as supplemented on August 1, 2006 for AC Equity Growth Fund and a Statement of Additional Information dated May 1, 2006, as supplemented on June 1, 2006 and August 1, 2006, for AC New Opportunities II Fund.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

Comparison of AC Equity Growth Fund and Kopp TQM Fund

     A comparison of the investment limitations of AC Equity Growth Fund and Kopp TQM Fund is provided in Exhibit C to this Proxy Statement/Prospectus.

Investment Objective.

     The investment objectives of AC Equity Growth Fund and Kopp TQM Fund are substantially similar. The investment objective of AC Equity Growth Fund is to seek long-term capital growth. The investment objective of Kopp TQM Fund is to seek long-term capital appreciation.

Investment Exposure Provided by Each Fund.

     Both AC Equity Growth Fund and Kopp TQM Fund invest primarily in the common stock of corporations.

     Using security analysis and portfolio optimization, AC Equity Growth Fund invests primarily in the common stocks of companies selected from the 1,500 largest publicly traded companies in the United States. The fund’s goal is to create a portfolio that provides better returns than its benchmark, the S&P 500 Index, without taking on significant additional risk. When American Century believes it is prudent, AC Equity Growth Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. AC Equity Growth Fund limits its purchase of debt securities to investment-grade obligations. Under normal market conditions, American Century intends to invest at least 80% of AC Equity Growth Fund’s assets in equity securities regardless of the movement of stock prices generally.

     KIA pursues Kopp TQM Fund’s investment objective by investing primarily in common stocks of companies included in the S&P 500 Index that have implemented a quality management system (“QMS”). KIA views a QMS as a management philosophy where a company undertakes a systematic process of evaluating its business practices and engages in a continuous effort to improve its operations throughout the organization. Under normal market conditions, Kopp TQM Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks of companies that are in the Q-100® Index. The Q-100 Index generally consists of 100 companies included in the S&P 500 Index, selected based on QMS criteria. Because the Q-100® Index consists of common stocks generally included in the S&P 500 Index, Kopp TQM Fund invests primarily in large-capitalization companies without an emphasis on either value or growth stocks. However, up to 20% of Kopp TQM Fund’s net assets may be invested outside of the S&P 500 Index or the Q-100® Index.

     Kopp TQM Fund may invest in exchange-traded-funds (“ETFs”) which are investment companies that are bought and sold on a securities exchange and are designed to track a particular market segment or index. An investment in cash or cash equivalents by KIA will be made or maintained to facilitate the buying and selling of positions within the portfolio and to minimize the impact of redemptions from Kopp TQM Fund. For temporary defensive purposes, Kopp TQM Fund may invest in money market instruments or other fixed-income securities, or retain cash or cash equivalents.

Stock Selection Process.

     AC Equity Growth Fund’s investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, American Century ranks stocks for the Fund, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock’s value, as well as measures of its growth potential. To measure value, American Century uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, American Century uses the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors. In the second step, American Century uses a technique called portfolio optimization. In portfolio optimization, American Century uses a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

     American Century generally sells stocks from AC Equity Growth Fund when it believes:

  a stock becomes too expensive relative to other stock opportunities a stock’s risk parameters outweigh its return opportunity

  more attractive alternatives are identified

  specific events alter a stock’s prospects.

     As noted above, KIA pursues Kopp TQM Fund’s investment objective by investing primarily in common stocks of companies included in the S&P 500 Index that have implemented a QMS. Under normal market conditions, Kopp TQM Fund will invest at least 80% of its net assets in common stocks of companies that are in the Q-100® Index. The Q-100® Index generally consists of 100 companies that are part of the S&P 500 Index. To determine whether a company is suitable for inclusion in the Q-100® Index or for an investment by Kopp TQM Fund, KIA uses qualitative and quantitative techniques to determine a company’s composite quality score (“CQS”). When determining a company’s CQS, KIA currently considers up to seven categories of criteria, each with a unique set of indicators, which are combined to yield a CQS. The seven categories are: (1) leadership, (2) strategic planning, (3) customer and market focus, (4) measurement, analysis and knowledge management, (5) human resources, (6) process management and (7) business results. The last category, business results, is given the most weight in the determination of CQS. Each of the seven categories is loosely based upon the categories outlined in the “Criteria for Performance Excellence,’’ which is published every year by the Baldrige National Quality Program and the National Institute of Standards and Technology. These categories and their criteria may change from time to time as concepts of quality measurement evolve. KIA seeks to use indicators which, in its judgment, are consistent with principles and practices of quality oriented organizations and fairly represent one or more of the seven categories. The indicators for each category come from several sources, including reports published by companies and reports from various organizations that KIA believes are knowledgeable about QMS practices. Reports may include announcements made by companies that have won quality-oriented awards or other information that identifies a company as actively using one or more of the components of QMS. As a result of this evaluation, KIA develops a score, which is principally subjective, as to the level of commitment a company has to QMS principles and practices, the extent of the company’s deployment of those principles and practices and the degree to which the company has succeeded in the market.

     The Q-100® Index consists of companies with high CQSs relative to other companies in the same or similar economic sectors and industry groups within the S&P 500 Index. The companies in the Q-100® Index are then weighted by economic sector and industry group to represent the approximate weightings in the S&P 500 Index, subject to some variation.

     Once an investment in a company is made by Kopp TQM Fund, KIA continues to monitor, review and evaluate the company’s performance. If a company is dropped from the S&P 500 Index or if it is determined that its CQS has fallen or otherwise has ceased to meet performance expectations, KIA’s policy is to sell its shares in that company and replace them with shares of common stock of a company that has an acceptable CQS and that, upon purchase, would help Kopp TQM Fund maintain its diversification criteria relative to the S&P 500 Index.

Comparison of Risks.

     The risks associated with AC Equity Growth Fund and Kopp TQM Fund are generally similar. It is possible to lose money by investing in either fund. Both Funds are subject to market risk, stock market volatility and other risks associated in investing in common stock of companies.

     Since Kopp TQM Fund invests primarily in companies that have either implemented or are implementing the QMS approach it is subject to the risk that such companies may not be best-positioned for growth and may be unable to weather economic downturns. In addition, the QMS practice may not necessarily translate into the stock performance that KIA expects or that satisfies Kopp TQM Fund’s investment objective. Lastly, KIA may invest in companies that are not firmly or successfully following QMS practices.

     Since Kopp TQM Fund may invest in ETFs it may be subject to the risks of investing in ETFs. The risks of investing ETFs generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, Kopp TQM Fund will bear a pro rata portion of the ETFs expenses which could make owning the ETF more costly than owning the underlying securities in the ETF directly.

     AC Equity Growth Fund’s performance will be closely tied to the performance of its benchmark index, the S&P 500 Index, and therefore if the S&P 500 Index goes down, it is likely that AC Equity Growth Fund’s performance will also go down.

Comparison of AC New Opportunities II Fund and Kopp Emerging Growth Fund

     A comparison of the investment limitations of AC New Opportunities II Fund and Kopp Emerging Growth Fund is provided in Exhibit C to this Proxy Statement/Prospectus.

Investment Objective.

     The investment objectives of AC New Opportunities II Fund and Kopp Emerging Growth Fund are substantially similar. The investment objective of AC New Opportunities II Fund is to seek long-term capital growth. The investment objective of Kopp Emerging Growth Fund is to seek long-term capital appreciation.

Investment Exposure Provided by Each Fund.

     Both AC New Opportunities II Fund and Kopp Emerging Growth Fund invest primarily in the common stock of corporations.

     AC New Opportunities II Fund invests in smaller-sized companies that American Century believes will increase in value over time. In determining whether a company is smaller-sized American Century will consider, among other factors, the capitalization of the company and the amount of revenue of the company. If American Century determines that the investment opportunities in smaller-sized companies are not adequate, then AC New Opportunities II Fund may invest in medium- and large- sized companies. While American Century intends to invest primarily in U.S. stocks, AC New Opportunities II Fund may also invest in securities of foreign companies located primarily in developed countries. Lastly, when American Century deems it prudent, AC New Opportunities II Fund may invest a portion of its assets in debt securities, preferred stock, and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The debt securities that AC New Opportunities II Fund invests in will generally be of investment grade.

     Kopp Emerging Growth Fund, under normal market conditions, attempts to achieve its investment objective by investing at least 65% of its assets in common stocks of emerging and re-emerging growth companies, and at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of emerging growth companies. KIA views an emerging growth company as a relatively new business organized to address an industry niche, which may have unstable cash reserves, but the potential to experience accelerating returns. KIA views a re-emerging growth company as a more established company experiencing a potential resurgence in sales and earnings due to new industry leadership, restructuring or both. KIA primarily seeks investments in emerging and re-emerging growth companies that have a small-to-medium market capitalizations. KIA views a small-cap company as typically having a market capitalization of up to $1 billion and views a medium-cap company as typically having a market capitalization of up to $3 billion. In addition to common stock, Kopp Emerging Growth Fund may invest in preferred stock, depository receipts or shares, warrants, and other securities convertible or exchangeable into common stock. Lastly, KIA may engage in temporary defensive strategies in order to promptly respond to adverse market conditions and in such event Kopp Emerging Growth Fund may hold cash and/or invest all or a portion of its assets in money market instruments.

Stock Selection Process.

     American Century uses a bottom-up approach to growth stock selection. A bottom-up approach generally provides that investment decisions are based primarily on the adviser’s analysis of individual companies, rather then on broad economic forecasts. American Century believes that over the long term, stock price movement follows growth in a company’s earnings and revenues. Using an extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. American Century’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative then in prior periods, and companies whose growth rates are expected to accelerate. These techniques help American Century to buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria. American Century does not attempt to time the market. Instead, under normal market conditions, it attempts to keep AC New Opportunities II Fund essentially fully invested in stocks.

     As noted above, KIA will invest at least 65% of its assets in common stocks of emerging and re-emerging growth companies, and at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of emerging growth companies. Companies considered by KIA to be “emerging growth” are often in the same or related market sectors and therefore Kopp Emerging Growth Fund may be heavily invested in one sector. Since one sector may include numerous sub-sectors or industries, Kopp Emerging Growth Fund may be heavily invested in one sector while being diversified among several industries. When purchasing common stocks, KIA uses a “buy discipline” that involves three key components:

1.

Research: KIA gathers research on potential investment candidates from a wide variety of sources. To further qualify prospective investments, it analyzes information from corporate contacts, attends industry conferences and visits with company management.

2.

Fundamentals: Once the research phase is complete, KIA reviews certain fundamental attributes that it believes most “buy” candidates should possess, including (i) management excellence, (ii) leading industry position or product, (iii) projected annual revenues or sales growth of 15% or more and projected earnings growth of 20% or more, (iv) significant investment in research and development and (v) strong financial position including a low debt-to-total capital ratio.

3.

Valuation: Finally, KIA values companies by considering price-to-sales ratios and price-to-earnings ratios within a peer group. For companies with earnings, the price-to-earnings ratio relative to a company’s forecasted growth rate is the most important measure in KIA’s quantitative process.

     KIA then constructs a list of securities for Kopp Emerging Growth Fund and purchases them when their prices are within a pre-determined range.

     KIA continually monitors the companies for variations from expectations and makes sell decisions based on a number of factors, including, without limitation, significant deterioration in a company’s underlying fundamentals, strong price appreciation suggesting an overweighted position or undervalued security, change in theme or sector orientation, or better relative value in other securities. KIA does not attempt to time the market and generally expects to be fully invested in stocks. KIA believes in holding securities for their long-term growth potential over at least a three-to five-year time frame and will generally hold stocks that have performed well, even if it results in an apparent “overweighting” of a stock from time to time.

Comparison of Risks.

     The risks associated with AC New Opportunities II Fund and Kopp Emerging Growth Fund are generally similar. It is possible to lose money by investing in either fund. Both Funds are subject to market risk, risk of investing in growth stocks, risk of investing in companies with small market capitalizations, sector risks and other risks associated with investing in common stock of companies.

     Kopp Emerging Growth Fund is not subject to the diversification rules of the Investment Company Act of 1940, as amended (“1940 Act”), and therefore a larger percentage of Kopp Emerging Growth Fund’s assets may be invested in fewer companies then AC New Opportunities II’s portfolio. Therefore, the performance of one, two or a few stocks may have a substantial effect on Kopp Emerging Growth Fund’s overall performance, both positive and negative.

     AC New Opportunities II Fund may be subject to the risks of investing in foreign securities to a greater extent then Kopp Emerging Growth Fund since it may invest in foreign securities while Kopp Emerging Growth Fund does not.

     Since AC New Opportunities II Fund may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenue decline, AC New Opportunities II Fund may be subject to greater share price volatility then the average stock fund.

     Lastly, AC New Opportunities II Fund’s investment in initial public offerings (“IPOs”) may have an impact on its performance. The impact will depend on the strength of the IPO market and the asset size of AC New Opportunities II Fund.

American Century’s Unified Fee Structure

     The American Century Funds feature a unified management fee structure, which differs from the fee structure used by most funds. A basic understanding of the unified fee will be helpful to you as you consider the proposals discussed in this Proxy Statement/Prospectus.

     Under a traditional fee structure, such as the one used by the Kopp Funds, a fund is charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. The total expense of the fund is the sum of these expense components. The fund incurs these expenses directly and, other than investment advisory fees and Rule 12b-1 distribution fees, the amounts can fluctuate and increase without shareholder approval.

     By contrast, American Century uses a unified fee structure where each fund pays the advisor a single, all-inclusive fee for providing all services for the management and operation of the fund, except brokerage expenses, taxes, interest, the fees and expenses of the independent directors (including their independent legal counsel), and extraordinary costs. American Century and its funds’ boards believe that the unified fee structure is a benefit to fund shareholders because it clearly discloses the cost of owning fund shares, and, because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies.

     When comparing the American Century unified fee to the fees currently charged by the Kopp Funds, the management fee component is not directly comparable to the investment advisory fee charged by Kopp Funds, as American Century’s unified management fee includes substantially all expenses of operating the American Century Funds. Given the differing fee structures, in order to perform a more accurate comparison of information in the following Fee Tables, the “Net Operating Expenses” line reflects the total costs a fund shareholder could have paid.

COMPARATIVE FEE TABLES

     The Kopp Funds and the American Century Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by the Kopp Funds and the pro forma fees for the American Century Funds after giving effect to the Reorganizations.

Kopp TQM Fund (Class A Shares, Class C Shares and Class I Shares)- American Century Equity Growth Fund (Advisor Class Shares, Class C Shares and Investor Class Shares)

     This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares, Class C Shares or Class I Shares of Kopp TQM Fund as of September 30, 2006; and (2) the pro forma fees and expenses of Advisor Class, Class C and Investor Class shares of American Century Equity Growth Fund on a combined basis after giving effect to the TQM Reorganization. The pro forma fees also represent the fees for AC Equity Growth Fund as of December 31, 2005. The fees are not shown separately because they are identical to the pro-forma fees.

Kopp TQM Fund (as of September 30, 2006) and AC Equity Growth Fund (as of December 31, 2005)

											Pro Forma
											AC Equity
			Pro Forma				Pro Forma				Growth
			AC Equity				AC Equity				Fund
			Growth Fund				Growth Fund				Investor
	Kopp TQM		Advisor Class		Kopp TQM		Class C		Kopp TQM		Class
	Fund Class A		Shares		Fund Class C		Shares		Fund Class I		Shares
Shareholder Fees (fees paid directly
from your investment):
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)	3.50	%(1)	None		None		None		None		None
Maximum Contingent Deferred Sales
Charge (Load) (as a percentage
of original purchase price or
redemption price, whichever is
lower)	1.00	%(2)	None		1.00	%(3)	1.00	%(4)	None		None
Redemption Fee (as a percentage of
amount redeemed)	2.00	%(5)	None		2.00	%(5)	None		2.00	%(6)	None
Annual Fund Operating Expenses
(expenses that are deducted from
fund assets)(7):
Management Fees (8)	1.00%		0.42	%(9)	1.00%		0.67	%(9)	1.00%		0.67	%(9)
Distribution and/or Service (12b-1)
Fees (10)(11)	0.35%		0.50%		1.00%		1.00%		None		None
Other Expenses (12)(13)	1.00%		0.00%		1.00%		0.00%		1.00%		0.00%
Total Annual Fund Operating Expenses
Before Expense Reimbursement	2.35%		0.92%		3.00%		1.67%		2.00%		0.67%
Less: Fee Waiver/Expense
Reimbursement	0.85	%(14)	__		1.50	%(14)	__		0.50	%(14)	__
Net Annual Fund Operating Expenses	1.50%		0.92%		1.50%		1.67%		1.50%		0.67%
____________________

1	This sales charge is the maximum applicable to purchases of Class A shares. You may not have to pay this sales charge because waivers and reduced sales charges are available.

2	A contingent deferred sales charge (“CDSC”) of up to 1% may be imposed on redemptions of certain Class A shares that were purchased without a sales charge and redeemed within 24 months of purchase. For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of the month.

3	A CDSC of up to 1% may be imposed on redemptions of certain Class C shares that are redeemed within 12 months of purchase. For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of the month.

4	The charge is 1% during the first year after purchase and is eliminated thereafter.

5	A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within 30 days of purchase. The fee is retained by the fund and generally withheld from redemption proceeds. If you redeem shares by wire, you will be charged a $15 service fee.

6	A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class I shares made within 24 months of purchase. The fee is retained by the fund and generally withheld from redemption proceeds. If you redeem shares by wire, you will be charged a $15 service fee.

7	For Kopp TQM Fund, fund operating expenses are deducted from fund assets before computing the daily share price or making distributions. As a result, they do not appear on your account statement, but instead reduce the amount of total return you receive.

8	Includes KIA advisory fees and American Century unified fees. These numbers are not directly comparable due to American Century’s unified fee structure that includes substantially all expenses of operating the fund.

9	The fund pays American Century a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund’s most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund’s unified management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

10	For Kopp TQM Fund, the distribution and shareholder servicing fees applicable to Class A shares are currently set at 0.35%; however, the fund has adopted a Rule 12b-1 distribution and shareholder servicing plan (the “Rule 12b-1 Plan”) that allows the fund to pay up to 0.50% in these fees. The distribution and shareholder servicing fees applicable to Class C shares under the Rule 12b-1 Plan are 1.00%, which is the amount currently being paid by the fund. Further, while the fund currently has no intention of paying any distribution or shareholder servicing fees for the Class I shares, the Rule 12b-1 Plan allows the fund to pay up to 0.50% in those fees.

11	For AC Equity Growth Fund, the 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. The fee may be used to compensate such financial intermediaries for distribution and other shareholder services. In addition, half of the Advisor Class 12b-1 fee (0.25%) is for ongoing recordkeeping and administrative services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

12	For Kopp TQM Fund, other expenses include custodian, administration, transfer agency and other customary fund expenses.

13	For AC Equity Growth Fund, other expenses, which include the fees and expenses of the fund’s independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

14	Through September 2007, KIA has contractually agreed to waive its management fees and/or reimburse expenses to the extent such fees or expenses would cause the total annual operating expenses of any class of shares of the fund to exceed 1.50% of the average daily net assets of the respective class.

Kopp Emerging Growth Fund (Class A Shares, Class C Shares and Class I Shares)- American Century New Opportunities II Fund (Class A Shares, Class C Shares and Investor Class Shares)

     This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares, Class C Shares or Class I Shares of Kopp Emerging Growth Fund as of September 30, 2006; and (2) the pro forma fees and expenses of Class A shares, Class C shares and Investor Class shares of American Century New Opportunities II Fund on a combined basis after giving effect to the Emerging Growth Reorganization.

Kopp Emerging Growth Fund (as of September 30, 2006) and AC New Opportunities II Fund (as of October 31, 2005)

	Kopp				Pro Forma						Pro Forma						Pro Forma
	Emerging		AC New		AC New		Kopp		AC New		AC New		Kopp		AC New		AC New
	Growth		Opportunities		Opportunities		Emerging		Opportunities		Opportunities		Emerging		Opportunities		Opportunities
	Fund		II Fund		II Fund		Growth		II Fund		II Fund		Growth		II Fund		II Fund
	Class A		Class A		Class A		Fund Class		Class C		Class C		Fund Class I		Investor Class		Investor Class
	Shares		Shares		Shares		C Shares		Shares		Shares		Shares		Shares		Shares
Shareholder Fees (fees
paid directly from
your investment):
Maximum Sales Charge
(Load) Imposed
on Purchases (as
a percentage of
offering price)	3.50	%(1)	5.75%		5.75%		None		None		None		None		None		None
Maximum Contingent
Deferred Sales
Charge (Load) (as
a percentage of
original purchase
price or redemption
price, whichever is
lower)	1.00	%(2)	None	(3)	None	(3)	1.00	%(4)	1.00	%(5)	1.00	%(5)	None		None		None
Redemption Fee (as a
percentage of amount
redeemed)	2.00	%(6)	None		None		2.00	%(6)	None		None		2.00	%(7)	None	(8)	None	(8)
Annual Fund Operating
Expenses (expenses
that are deducted
from Fund assets)(9)
Management Fees(10)	1.00%		1.50	%(11)	1.40	%(12)	1.00%		1.50	%(11)	1.40	%(12)	1.00%		1.50	%(11)	1.40	%(12)
Distribution and/or
Service (12b-1)
Fees(13)(14)	0.35%		0.25%		0.25%		1.00%		1.00%		1.00%		None		None		None
Other Expenses(15)(16)	0.40%		0.00%		0.00%		0.40%		0.00%		0.00%		0.40%		0.00%		0.00%
Total Annual Fund
Operating
Expenses	1.75%		1.75%		1.65%		2.40%		2.50%		2.40%		1.40%		1.50%		1.40%
____________________

1	This sales charge is the maximum applicable to purchases of Class A shares. You may not have to pay this sales charge because waivers and reduced sales charges are available.

2	A contingent deferred sales charge (“CDSC”) of up to 1% may be imposed on redemptions of certain Class A shares that were purchased without a sales charge and redeemed within 24 months of purchase. For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of the month.

3	Investments of $1 million or more in Class A shares may be subject to a contingent deferred sales charge of 1.% if the shares are redeemed within one year of the date of purchase.

4	A CDSC of up to 1% may be imposed on redemptions of certain Class C shares that are redeemed within 12 months of purchase. For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of the month.

5	The charge is 1% during the first year after purchase and is eliminated thereafter.

6	A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within 30 days of purchase. The fee is retained by the fund and generally withheld from redemption proceeds. If you redeem shares by wire, you will be charged a $15 service fee.

7	A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class I shares made within 24 months of purchase. The fee is retained by the fund and generally withheld from redemption proceeds. If you redeem shares by wire, you will be charged a $15 service fee.

8	The fund intends to impose a 2% redemption fee beginning March 1, 2007. The fee applies only to shares purchased on or after March 1, 2007 and held for less than 180 days, excluding shares purchased through reinvested dividends or capital gains.

9	For Kopp Emerging Growth Fund, fund operating expenses are deducted from fund assets before computing the daily share price or making distributions. As a result, they do not appear on your account statement, but instead reduce the amount of total return you receive.

10	Includes KIA advisory fees and American Century unified fees. These numbers are not directly comparable due to American Century’s unified fee structure that includes substantially all expenses of operating the fund.

11	The fund pays American Century a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund’s most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund’s unified management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

12	The fund pays American Century a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on anticipated assets after the reorganization of $426 million (based on assets of AC New Opportunities II Fund and Kopp Emerging Growth Fund as of June 30, 2006). The fund has a stepped fee schedule. As a result, the fund’s unified management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

13	For Kopp Emerging Growth Fund, the distribution and shareholder servicing fees applicable to Class A shares are currently set at 0.35%; however, the fund has adopted a Rule 12b-1 distribution and shareholder servicing plan (the “Rule 12b-1 Plan”) that allows the fund to pay up to 0.50% in these fees. The distribution and shareholder servicing fees applicable to Class C shares under the Rule 12b-1 Plan are 1.00%, which is the amount currently being paid by the fund. Further, while the fund currently has no intention of paying any distribution or shareholder servicing fees for the Class I shares, the Rule 12b-1 Plan allows the fund to pay up to 0.50% in those fees.

14	For AC New Opportunities II Fund, the 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. The fee may be used to compensate such financial intermediaries for distribution and other shareholder services. In addition, half of the Advisor Class 12b-1 fee (0.25%) is for ongoing recordkeeping and administrative services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

15	For Kopp Emerging Growth Fund, other expenses include custodian, administration, transfer agency and other customary fund expenses.

16	For AC New Opportunities II Fund, other expenses, which include the fees and expenses of the fund’s independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

     The following examples compare the cost of investing in Kopp TQM Fund and the corresponding shares of AC Equity Growth Fund.

Examples:

     An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant fund and (2) a 5% annual return throughout the period.

	Cumulative Expenses
	Paid for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you did redeem your shares at the end of the
period:
Kopp TQM Fund: Class A1	$497	$979	$1,487	$2,879
Kopp TQM Fund: Class A2	$253	$652	$1,179	$2,622
AC Equity Growth Fund: Advisor Class	$94	$293	$508	$1,127
Kopp TQM Fund: Class C2	$253	$786	$1,445	$3,212
AC Equity Growth Fund: Class C	$169	$523	$902	$1,961
Kopp TQM Fund: Class I3	$360	$579	$1,032	$2,287
AC Equity Growth Fund: Investor Class	$68	$214	$373	$833
____________________

1	These expenses reflect only the 3.50% maximum sales charge.

2	These expenses reflect a 1% CDSC, but do not reflect the 3.50% maximum sales charge.

3	These expenses reflect a 2% redemption fee.

	Cumulative Expenses Paid
	for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you did not redeem your shares at the end of the period:
Kopp TQM Fund: Class A1	$497	$979	$1,487	$2,879
Kopp TQM Fund: Class A2	$153	$652	$1,179	$2,622
AC Equity Growth Fund: Advisor Class	$94	$293	$508	$1,127
Kopp TQM Fund: Class C	$153	$786	$1,445	$3,212
AC Equity Growth Fund: Class C	$169	$523	$902	$1,961
Kopp TQM Fund: Class I	$153	$579	$1,032	$2,287
AC Equity Growth Fund: Investor Class	$68	$214	$373	$833
____________________

1	These expenses reflect the 3.50% maximum sales charge.

2	These expenses do not reflect the 3.50% maximum sales charge.

     The following examples compare the cost of investing in Kopp Emerging Growth Fund and the corresponding shares of AC New Opportunities II Fund.

Examples:

     An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant fund and (2) a 5% annual return throughout the period.

	Cumulative Expenses
	Paid for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you did redeem your shares at the end of the
period:
Kopp Emerging Growth Fund: Class A1	$522	$882	$1,266	$2,340
Kopp Emerging Growth Fund: Class A2	$278	$552	$950	$2,063
AC New Opportunities II Fund: Class A	$742	$1,091	$1,463	$2,503
Pro Forma AC New Opportunities II Fund: Class A	$732	$1,063	$1,415	$2,403
Kopp Emerging Growth Fund: Class C2	$343	$749	$1,281	$2,736
AC New Opportunities II Fund: Class C	$251	$771	$1,317	$2,803
Pro Forma AC New Opportunities II Fund: Class C	$241	$742	$1,268	$2,706
Kopp Emerging Growth Fund: Class I3	$350	$443	$766	$1,680
AC New Opportunities II Fund: Investor Class	$152	$472	$814	$1,778
Pro Forma AC New Opportunities II Fund: Investor Class	$142	$441	$762	$1,669
____________________

1	These expenses reflect only the 3.50% maximum sales charge.

2	These expenses reflect a 1% CDSC, but do not reflect the 3.50% maximum sales charge.

3	These expenses reflect a 2% redemption fee.

	Cumulative Expenses Paid
	for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you did not redeem your shares at the end of the period:
Kopp Emerging Growth Fund: Class A1	$522	$882	$1,266	$2,340
Kopp Emerging Growth Fund: Class A2	$178	$552	$950	$2,063
AC New Opportunities II Fund: Class A	$742	$1,091	$1,463	$2,503
Pro Forma AC New Opportunities II Fund: Class A	$732	$1,063	$1,415	$2,403
Kopp Emerging Growth Fund: Class C	$243	$749	$1,281	$2,736
AC New Opportunities II Fund: Class C	$251	$771	$1,317	$2,803
Pro Forma AC New Opportunities II Fund: Class C	$241	$742	$1,268	$2,706
Kopp Emerging Growth Fund: Class I	$143	$443	$766	$1,680
AC New Opportunities II Fund: Investor Class	$152	$472	$814	$1,778
Pro Forma AC New Opportunities II Fund: Investor Class	$142	$441	$762	$1,669
____________________

1	These expenses reflect the 3.50% maximum sales charge.

2	These expenses do not reflect the 3.50% maximum sales charge.

FUND PERFORMANCE HISTORY

AC Equity Growth Fund

Annual Total Returns

     The following bar chart shows the performance of AC Equity Growth Fund’s Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund’s historical returns from year to year. Account fees and sales charges, if applicable, are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund’s other classes will differ from those shown in the chart, depending on the expenses of those classes. The fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

AC Equity Growth Fund — Investor Class (1)

1	As of September 30, 2006, the end of the most recent calendar quarter, AC Equity Growth Fund’s Investor Class year-to-date return was 6.72%.

     The highest and lowest quarterly returns for the periods reflected in the bar chart are:

	Highest	Lowest
AC Equity Growth Fund	23.10% (4Q 1998)	–16.80% (3Q 2002)

Average Annual Total Returns

     The following table shows the average annual total returns of the fund’s Investor Class shares calculated three different ways. Additional tables show the average annual total returns of other share classes of the fund calculated before the impact of taxes. Returns assume the deduction of all sales loads, charges and other fees associated with a particular class. Your actual returns may vary depending on the circumstances of your investment.

     Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund’s actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

     After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares. After-tax returns for other share classes will vary.

     The benchmark is an unmanaged index that has no operating costs and is included in each table for performance comparison.

Investor Class
For the calendar year ended December 31, 2005	1 year	5 years	10 years
Return Before Taxes	7.30%	2.47%	9.98%
Return After Taxes on Distributions	7.08%	2.23%	8.50%
Return After Taxes on Distributions and Sale of Fund Shares	5.03%	2.01%	7.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	4.91%	0.54%	9.08%

Class C
For the calendar year ended December 31, 2005	1 year	Life of Class(1)
Return Before Taxes	6.23%	3.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	4.91%	2.35	%(2)
____________________

1	The inception date for the Class C is July 18, 2001. Only classes with performance history for less than 10 years show returns for life of class.

2	Since July 19, 2001, the date closest to the class’s inception for which data is available.

Advisor Class
For the calendar year ended December 31, 2005	1 year	5 years	Life of Class(1)
Return Before Taxes	6.99%	2.19%	4.69%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	4.91%	0.54%	4.89	%(2)
____________________

1	The inception date for the Advisor Class is October 9, 1997. Only classes with performance history for less than 10 years show returns for life of class.

2	Since October 1, 1997, the date closest to the class’s inception for which data is available

AC New Opportunities II Fund

Annual Total Returns

     The following bar chart shows the performance of AC New Opportunities II Fund’s Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund’s historical returns from year to year. Account fees and sales charges, if applicable, are not reflected in the chart below. If they had been included, returns would have been lower than those shown. The returns of the fund’s other classes of shares will differ from those shown in the chart, depending on the expenses of those classes. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

AC New Opportunities II Fund—Investor Class (1)

1	As of September 30, 2006, the end of the most recent calendar quarter, AC New Opportunities II Fund’s Investor Class year-to-date return was 4.62%.

       The highest and lowest quarterly returns for the periods reflected in the bar chart are:

	Highest	Lowest
AC New Opportunities II Fund	21.51% (4Q 2003)	–17.80% (3Q 2002)

Average Annual Total Returns

     The following table shows the average annual total returns of AC New Opportunities II Fund’s Investor Class shares calculated three different ways. Additional tables show the average annual total returns of other share classes of the fund calculated before the impact of taxes. Returns assume the deduction of all sales loads, charges and other fees associated with a particular class. Your actual returns may vary depending on the circumstances of your investment.

     Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund’s actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

     After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.

     The benchmarks are unmanaged indices that have no operating costs and are included in each table for performance comparison. The Russell 2000® Growth Index measures the performance of those Russell 2000® companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates. The S&P 500 Index is viewed as a broad measure of U.S. stock performance.

Investor Class
For the calendar year ended December 31, 2005	1 year	Life of Class(1)
Return Before Taxes	5.06%	8.67%
Return After Taxes on Distributions	4.38%	8.36%
Return After Taxes on Distributions and Sale of Fund Shares	3.74%	7.41%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	4.15%	3.09	%(2)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	4.91%	1.58	%(2)
____________________

1	The inception date for the Investor Class is June 1, 2001.

2	Since May 31, 2001, the date closest to the class’s inception for which data is available.

Class A
For the calendar year ended December 31, 2005	1 year	Life of Class(1)
Return Before Taxes	–1.11%	18.78	%(2)
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	4.15%	22.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	4.91%	15.88%
____________________

1	The inception date for the Class A is January 31, 2003.

2	Return would have been lower if service and distribution fees had not been waived from February 1, 2003 to February 21, 2003.

Class C
For the calendar year ended December 31, 2005	1 year	Life of Class(1)
Return Before Taxes	4.03%	20.41	%(2)
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	4.15%	22.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	4.91%	15.88%
____________________

1	The inception date for the Class C is January 31, 2003.

2	Return would have been lower if service and distribution fees had not been waived from February 1, 2003 to June 30, 2003.

INVESTMENT ADVISORS

     AC New Opportunities II Fund and AC Equity Growth Fund are both governed by their respective Boards of Directors (each an “AC Board”). Each AC Board meets at least quarterly to review its respective funds’ operations. The Boards select and oversee the advisor, American Century Investment Management, Inc. (previously defined as “American Century”). American Century serves as the investment advisor for each of AC New Opportunities II Fund and AC Equity Growth Fund. A description of the responsibilities of American Century appears in the American Century Funds’ prospectuses under the heading Management. For services provided to each fund, American Century receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see “SUMMARY- Comparison of Investment Objectives and Policies- American Century’s Unified Fee Structure.” The amount of the fee is calculated daily and paid monthly in arrears. A discussion regarding the basis for the AC Board’s approval of American Century’s investment advisory contract with AC Equity Growth Fund is available in AC Equity Growth Fund’s shareholder report dated June 30, 2006. A discussion regarding the basis for the AC Board’s approval of American Century’s investment advisory contract with AC New Opportunities II Fund is available in AC New Opportunities II Fund’s shareholder report dated October 31, 2005.

     Kopp Emerging Growth Fund and Kopp TQM Fund have entered into an investment advisory agreement with KIA, under which KIA manages the Kopp Funds’ investments and business affairs, subject to the supervision of the Kopp Board. A discussion regarding the basis for the Kopp Board’s approval of the Kopp Funds’ investment advisory contract with KIA is available in the Kopp Funds’ reports to shareholders for the period ended September 30, 2005.

ADVISORY AND OTHER FEES

AC Equity Growth Fund

     The annual rate at which the advisory fee for AC Equity Growth Fund is assessed is determined daily in a multi-step process. First, each fund in the American Century family of funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (“Fund Category Assets”). Second, the assets are totaled for certain other accounts managed by American Century (“Other Account Category Assets”). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Directors as American Century Quantitative Equity Funds, Inc. Together, the Fund Category Assets and the Other Account Category Assets comprise the “Investment Category Assets.” The Investment Category Fee Rate is then calculated by applying a fund’s Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets. Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the “Complex Assets”), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to American Century. The rates for the Category Assets and the Complex Assets are shown below.

Category Assets	Fee Rate
First $1 billion	0.5200%
Next $5 billion	0.4600%
Next $15 billion	0.4160%
Next $25 billion	0.3690%
Next $50 billion	0.3420%
Next $150 billion	0.3390%
Thereafter	0.3380%

	Investor and C
	Classes	Advisor Class
Complex Assets	Fee Rate	Fee Rate
First $2.5 billion	0.3100%	0.0600%
Next $7.5 billion	0.3000%	0.0500%
Next $15 billion	0.2985%	0.0485%
Next $25 billion	0.2970%	0.0470%
Next $25 billion	0.2870%	0.0370%
Next $25 billion	0.2800%	0.0300%
Next $25 billion	0.2700%	0.0200%
Next $25 billion	0.2650%	0.0150%
Next $25 billion	0.2600%	0.0100%
Next $25 billion	0.2550%	0.0050%
Thereafter	0.2500%	0.0000%

Kopp TQM Fund

     1.00% of its average daily net assets attributable to each class of shares. The advisory fee is accrued daily and paid monthly.

AC New Opportunities II Fund*

     AC New Opportunities II Fund does not use the same methodology to calculate its advisory fee as AC Equity Growth Fund. AC New Opportunities Fund II calculates its advisory fee according to the following schedule:

Share Class	Percentage of Strategy Assets **
Investor, A and C	1.50% of the first $250 million
1.25% of next $250 million
1.15% of next $250 million
1.10% over $750 million
____________________

*	The fees shown are the unified management fees paid by the fund to American Century, which includes substantially all of the costs of operating the fund. For more information about the unified management fee, see “SUMMARY- Comparison of Investment Objectives and Policies- American Century’s Unified Fee Structure.”

**	Strategy assets include the assets of the fund as well as certain assets of other clients of American Century outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. For an additional discussion see “INFORMATION ABOUT THE TRANSACTION- Reasons for the Reorganization- Larger Fund Complex.”

Kopp Emerging Growth Fund

     1.00% of its average daily net assets attributable to each class of shares. The advisory fee is accrued daily and paid monthly.

Other Service Providers

     American Century Investment Services, Inc., 4500 Main Street, Kansas City, Missouri 64111, an affiliate of American Century, serves as the distributor to the American Century Funds. Centennial Lakes Capital, LLC, 7701 France Avenue South, Suite 500, Edina, Minnesota 55435, an affiliate of KIA serves as the distributor to the Kopp Funds.

     American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111, an affiliate of American Century, serves as the transfer agent to the American Century Funds. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bank, N.A., serves as the administrator to the Kopp Funds.

Service, Distribution and Administrative Fees

     Rule 12b-1 of the 1940 Act permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Class A and Class C shares of AC New Opportunities II Fund and Advisor Class and Class C shares of AC Equity Growth Fund each have a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for Class A, 1.00% for Class C and 0.50% for the Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the fund’s Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges. The higher fee for Class C shares may cost you more over time than paying the initial sales charge for Class A shares.

     Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century’s transfer agent. In some circumstances, American Century will pay such service providers a fee for performing those services. Also, American Century and the fund’s distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

     The Financial Highlights of the American Century Funds are included as Exhibit E to this Proxy Statement/Prospectus. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of any dividends and capital gains.

PORTFOLIO MANAGERS

     The following portfolio managers also may be responsible for the day-to-day management of other accounts. None of these accounts has an advisory fee based on the performance of the account.

AC Equity Growth Fund

William Martin

     Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of Illinois. He is a CFA charterholder.

Fei Zou

     Mr. Zou, Vice President, Senior Quantitative Analyst and Portfolio Manager, has been a member of the team since he joined American Century in September 2000 as a quantitative analyst. He became a senior quantitative analyst in February 2003 and then became a portfolio manager in February 2004. He has a master’s degree in economics and a Ph.D. in finance, both from the University of Texas – Austin.

Thomas P. Vaiana

     Mr. Vaiana, Vice President and Portfolio Manager, has been a member of the team since August 2000. He joined American Century in February 1997 and became a portfolio manager in August 2000. He has a bachelor’s degree in business finance from California State University.

AC New Opportunities II Fund

Harold S. Bradley

     Mr. Bradley, Chief Investment Officer - U.S. Growth Equity for small cap, mid cap and sector portfolios, has been a member of the team since June 2003. He joined American Century in 1988 and has managed the global equity, futures, and foreign exchange trading activities. He has been a portfolio manager for other growth funds and has supervised research and development efforts. He has a bachelor of arts degree from Marquette University.

Matthew Ferretti

     Mr. Ferretti, Portfolio Manager, rejoined the team in June 2006. He joined American Century in July 2002 as an investment analyst for the fund. In May 2006, he became a senior investment analyst for the Select fund. He has a bachelor’s degree from the University of Notre Dame, a JD from Villanova University and an MBA from the University of Texas. He is a CFA charterholder.

Stafford Southwick

     Mr. Southwick, Portfolio Manager, has been a member of the team since joining American Century in June 2001 as an investment analyst. He became a portfolio manager in April 2006. He has a bachelor’s degree in accounting from Southern Utah University and an MBA from the University of Texas-Austin. He is a CFA charterholder.

Kopp Emerging Growth Fund and Kopp TQM Fund

LeRoy C. Kopp and Sally A. Anderson

     Mr. Kopp and Ms. Anderson are primarily responsible for the day-to-day management of the Kopp Funds’ assets. Mr. Kopp and Ms. Anderson have shared equally the duties of managing Kopp Emerging Growth Fund and Kopp TQM Fund since their inception in 1997 and 2005, respectively. Mr. Kopp founded KIA in 1990 and he currently serves as Chairman, Chief Executive Officer, President and Chief Investment Officer. Prior to founding KIA, Mr. Kopp spent 30 years with Dain Bosworth Inc. (“Dain Bosworth’’), a financial services company, where he was the Manager of the Edina, Minnesota, branch and a Senior Vice President. Mr. Kopp graduated with a bachelor’s degree with distinction from the University of Minnesota in 1956. Ms. Anderson joined KIA in 1991 and she currently serves as Executive Vice President. Before joining KIA, Ms. Anderson spent 26 years with Dain Bosworth, where she was First Vice President and Assistant Director of Research of the Minneapolis, Minnesota branch.

PRINCIPAL RISK FACTORS

     Many of the investment risks associated with an investment in the Kopp Funds are substantially the same as those associated with an investment in the corresponding American Century Fund. A comparison of the principal risks of investing in the American Century Funds compared to the Kopp Funds is set forth above under the section entitled “SUMMARY- Comparison of Investment Objectives and Policies- Comparison of Risks”. See the prospectuses and statements of additional for the Kopp Funds and the American Century Funds for more detailed discussions of the investment risks associated with an investment in the both the Kopp Funds and American Century Funds. A copy of the prospectus of the applicable American Century Fund is included with this Proxy Statement/Prospectus. There is no guarantee that the investment objective of either the Kopp Funds or the American Century Funds will be achieved or that the value of a shareholder’s investment in either the Kopp Funds or the American Century Funds will not decrease. An investment in the American Century Funds or the Kopp Funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROPOSAL REGARDING APPROVAL OF SUBADVISORY AGREEMENT FOR KOPP EMERGING GROWTH FUND

Purpose of the Subadvisory Relationship

     The purpose for appointing American Century as a subadvisor to Kopp Emerging Growth Fund is to facilitate an orderly transition of Kopp Emerging Growth Fund and AC New Opportunities II Fund portfolios prior to the Reorganization. It is proposed that American Century serve as a subadvisor to Kopp Emerging Growth Fund during the period from the shareholder approval of the Emerging Growth Reorganization to the Closing Date (the “Subadvisory Period”). During the Subadvisory Period, American Century and KIA will cooperate to manage the portfolio in preparation for the Reorganization.

     KIA believes that it is in the best interests of Kopp Emerging Growth Fund and American Century believes it is in the best interests of AC New Opportunities II Fund to transition the portfolio in this manner prior to the Reorganization.

     In order to effect an orderly transition it is anticipated that KIA will undertake the sale of all or substantially all of Kopp Emerging Growth Fund’s portfolio during the Subadvisory Period. American Century will work with KIA during that time to reinvest the sale proceeds in securities consistent with the investment objectives and policies of AC New Opportunities II Fund. It is anticipated that all or substantially all of Kopp Emerging Growth Fund’s portfolio will be reinvested in securities selected by American Century prior to the Closing Date.

     For Kopp Emerging Growth Fund, this arrangement will allow KIA to sell securities with a smoother transition and less market impact than if such securities were sold immediately following the Reorganization by American Century. This transition will also avoid the loss of market exposure (or cash drag) to Kopp Emerging Growth Fund shareholders that would be experienced if KIA were to sell such securities and deliver cash to American Century at Closing.

     Given the relative size of the portfolios (Kopp Emerging Growth Fund at $254 million and AC New Opportunities II Fund at $ 121 million in net assets as of September 30, 2006), American Century and KIA determined that it is not in the best interests of the existing AC New Opportunities II shareholders to receive cash or Kopp Emerging Growth Fund securities in the Reorganization due to the cash drag and/or disruption in portfolio construction that would result to AC New Opportunities II.

     American Century currently serves as the adviser for AC New Opportunities II Fund. The approval of the Subadvisory Agreement and the appointment of American Century as subadvisor are conditions to the closing of the Reorganizations. Shareholders of Kopp TQM Fund are not being asked to approve American Century as a subadvisor to Kopp TQM Fund because it is anticipated that there will be substantially less rebalancing required as a result of the TQM Reorganization.

Effects of Portfolio Transition

     The anticipated purchase and sale of securities as a part of the portfolio transition may result in increased transaction costs to Kopp Emerging Growth Fund over the costs that might be incurred if such transition was effected immediately following the Emerging Growth Reorganization. However, these costs may be offset by a decrease in the market impact of such sales on the emerging growth securities in which Kopp Emerging Growth Fund invests.

     The sale of portfolio securities may result in the realization of capital gains by Kopp Emerging Growth Fund. Given the significant unutilized capital losses retained by Kopp Emerging Growth Fund, it is not anticipated that the realization of any such gains will result in a distribution to shareholders. However, if such portfolio securities appreciate significantly prior to their sale, it is possible that capital gains could be distributed to Kopp Emerging Growth Fund shareholders prior to the Closing Date. For more information regarding the capital gains of Kopp Emerging Growth Fund, see “INFORMATION ABOUT THE REORGANIZATION – Federal Income Tax Consequences of the Reorganizations.”

Material Provisions of the Subadvisory Agreement

Advisory Services

     Under the proposed Subadvisory Agreement, American Century will have the authority to manage the assets of Kopp Emerging Growth Fund subject to the supervision of KIA and the Kopp Board. As previously noted, it is contemplated that American Century will be investing the assets of Kopp Emerging Growth Fund in securities that are compatible with those held by AC New Opportunities II Fund. Under the Subadvisory Agreement, American Century will also be permitted to place trade orders on behalf of Kopp Emerging Growth Fund with broker-dealers selected by American Century.

Term of Subadvisory Agreement

     The proposed Subadvisory Agreement for Kopp Emerging Growth Fund will commence upon shareholder approval of the Subadvisory Agreement, which is anticipated to be January 12, 2007. The Subadvisory Agreement will terminate upon the reorganization of Kopp Emerging Growth Fund into AC New Opportunities II Fund. The Subadvisory Agreement provides that it may be terminated at any time without penalty upon 60 days’ written notice by American Century, KIA, by vote of the Kopp Board or by vote of a majority of Kopp Emerging Growth Fund’s outstanding voting securities. The Subadvisory Agreement terminates automatically in the event of its assignment or in the event that the investment advisory agreement between KIA and Kopp Emerging Growth Fund is terminated.

Limitation of Liability

     The Subadvisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, American Century shall not be subject to any liability to KIA, Kopp Emerging Growth Fund or to any shareholder of Kopp Emerging Growth Fund for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Fees and Expenses

     American Century will not receive any compensation for the services it performs under the Subadvisory Agreement. American Century will not be responsible for any out-of-pocket expenses associated with its services such as brokerage commissions, taxes, interest, or fees paid to other service providers to Kopp Emerging Growth Fund.

Kopp Board Considerations in Approving Subadvisory Agreement

     At a meeting held on August 30, 2006, the Kopp Board, including its independent directors, approved a subadvisory arrangement between American Century and KIA.

     As discussed in more detail below, the Kopp Board believes that the scope and quality of services to be provided to Kopp Emerging Growth Fund under the Subadvisory Agreement will be appropriate.

Background

     The Kopp Board met on August 30, 2006 to consider the information and to receive a presentation from executives of American Century. At the meeting, after considering all information presented, the Kopp Board, including its independent directors, approved the subadvisory arrangement and determined to recommend that shareholders approve the Subadvisory Agreement.

     In connection with its review, the Kopp Board obtained information regarding the management of American Century and the history of American Century’s business and operations. The Kopp Board also received information regarding the terms of the Reorganizations, including the terms of the Emerging Growth Reorganization.

     No single factor was determinative in the Kopp Board’s analysis. This summary describes the most important, but not all, of the factors considered by the Kopp Board.

1.  Nature, Extent and Quality of Services

American Century, its Personnel and its Resources.

     The Kopp Board considered the depth and quality of the American Century’s investment management process, including its investment methodology and the experience, capability and integrity of its management and other personnel.

Services to be Provided.

     The Kopp Board considered the services to be provided by American Century under the subadvisory arrangement, including placing purchase and sale orders on behalf of Kopp Emerging Growth Fund, maintaining books and records with respect to the securities transactions of Kopp Emerging Growth Fund, furnishing periodic, regular and special reports to the Kopp Board with respect to Kopp Emerging Growth Fund and American Century’s services and acting in conformity with applicable securities laws and regulations. The Kopp Board also considered that American Century was being proposed as a subadvisor for the primary purpose of aligning the portfolio holdings of Kopp Emerging Growth Fund with AC New Opportunities II Fund in anticipation of the Emerging Growth Reorganization.

Investment Performance.

     The Kopp Board considered the investment performance of AC New Opportunities II Fund.

2.  Advisory Fees and Total Expenses

     In considering the subadvisory arrangement, the Kopp Board noted that there would be no compensation paid to American Century under the Subadvisory Agreement and that the net expense ratios of Kopp Emerging Growth Fund would not be affected as a result of American Century’s appointment as a subadvisor.

3.  Costs and Profitability

     The Kopp Board did not request any specific information regarding the costs of services to be provided to the Kopp Funds because American Century had not previously served as a subadvisor to the Kopp Funds, and American Century will not be compensated for its services under the Subadvisory Agreement. Therefore, this particular factor was not relevant to the Kopp Board’s consideration of the Subadvisory Agreement.

4.  Economies of Scale

     Given the limited scope of the subadvisory arrangement, the Kopp Board considered and concluded that the assets of the Kopp Funds were not likely to increase in the foreseeable future to such an extent that there would be meaningful economies of scale realized in the management of the Kopp Funds.

5.  Benefits to American Century

     The Kopp Board considered information presented regarding any benefits to American Century or its affiliates from serving as subadvisor to the Kopp Funds. The Kopp Board noted that American Century does not intend to participate in soft-dollar arrangements with regard to the Kopp Funds’ brokerage. The Board concluded, however, that American Century’s services to the Kopp Funds prior to the closing of the Reorganizations may enhance the prospects of asset retention following the Reorganizations.

6.  Conclusions

     Based on its review, including the consideration of each of the factors referred to above, the Kopp Board concluded that the subadvisory arrangement was fair and reasonable to Kopp Emerging Growth Fund and that approval of the Subadvisory Agreement was in the best interests of Kopp Emerging Growth Fund. The Kopp Board therefore also determined to recommend that shareholders approve the Subadvisory Agreement.

Additional Information Regarding KIA and American Century

     KIA and Centennial Lakes Capital, LLC (“CLC”), the principal distributor of the Kopp Funds, are wholly-owned subsidiaries of Kopp Holding Company, LLC, which is a wholly-owned subsidiary of Kopp Holding Company. Mr. LeRoy C. Kopp controls Kopp Holding Company. The principal business address of KIA, CLC, Kopp Holding Company and Kopp Holding Company, LLC is 7701 France Avenue South, Suite 500, Edina, Minnesota 55435.

     Mr. LeRoy C. Kopp is a director, Chairman, President and Chief Executive Officer of Kopp Funds, Inc. and is the Chairman, Sole Governor, Chief Executive Officer, President and Chief Investment Officer of KIA. Mr. John P. Flakne is the Chief Financial Officer, Treasurer and Secretary of Kopp Funds, Inc. and is the Executive Vice President, Chief Financial Officer and Secretary of KIA. Ms. Pamela M. Krill is the Chief Compliance Officer of Kopp Funds, Inc. and KIA.

     KIA currently serves as the investment adviser to the Kopp Funds pursuant to an investment advisory contract dated as of October 1, 1997, as amended, supplemented and modified from time to time, and approved most recently by the Kopp Board and by a majority of the Kopp Independent Directors on August 30, 2006. The investment advisory contract was approved by the initial shareholder of Kopp Emerging Growth Fund on September 8, 1997. For providing services under the investment advisory agreement KIA receives a fee equal to 1.00% of its average daily net assets attributable to each class of shares. The advisory fee is accrued daily and paid monthly. For the fiscal year ended September 30, 2006, KIA received management fees from Kopp Emerging Growth Fund totaling $2,352,953, $191,177 and $910,023 for Class A, C, and I shares, respectively. For the fiscal year ended September 30, 2006, KIA received management fees from Kopp TQM Fund totaling $67,822, $5,643 and $190,803 for Class A, C and I shares, respectively.

     For the fiscal year ended September 30, 2006, CLC received the following compensation from the Kopp Funds: (i) net underwriting discounts and commissions totaling $ 26,805, (ii) compensation on redemptions and repurchases totaling $ 9,141 and (iii) other compensation relating to payments made under the Kopp Funds’ Rule 12b-1 Plan totaling $107,857. CLC did not receive any brokerage commissions from the Kopp Funds during the fiscal year ended September 30, 2006.

     Mr. LeRoy C. Kopp, a director of the Kopp Funds and the controlling shareholder with a 100% equity interest in Kopp Holding Company, the ultimate parent entity of KIA, has a material interest in the sale of assets contemplated by the Transaction Agreement. Pursuant to the Transaction Agreement, KIA will receive from American Century a lump sum payment on the closing date of the Reorganizations based upon the net assets of the Kopp Funds. See ”INFORMATION ABOUT THE TRANSACTION – Transaction Agreement by and among American Century Investment Management, Inc., Kopp Investment Advisors, LLC and Kopp Holding Company.”

     Listed below is the name, address and principal occupations of the principal executive officer and sole governor of KIA.

Name	Title	Principal Occupation(s)
LeRoy C. Kopp, 7701 France Avenue South, Suite 500, Edina, Minnesota 55435	Chairman, Sole Governor, Chief Executive Officer, President and Chief Investment Officer	Chairman, Sole Governor, Chief Executive Officer, President and Chief Investment Officer of KIA since 1990; Director, Chairman, President and Chief Executive Officer of Kopp Funds, Inc. since December 2005 and formerly a Director, Chairman, President and Chief Executive Officer of Kopp Funds, Inc. from September 1997 to May 2004; Sole Governor of Centennial Lakes Capital, LLC; Chairman, Sole Governor/Sole Director, Chief Executive Officer and President of Kopp Holding Company and Kopp Holding Company, LLC

American Century

     American Century manages approximately $101 billion in total assets, including $4 billion in separately managed and institutional portfolios, and approximately  $91 billion in mutual funds as of October 27, 2006. American Century is a wholly owned subsidiary of American Century Companies, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940. Its address is 4500 Main Street, Kansas City, Missouri 64111.

     American Century also serves as investment advisor to the American Century New Opportunities Fund, a mutual fund managed similarly to AC New Opportunities II Fund. The management fee schedule for American Century New Opportunities Fund is the same as that of AC New Opportunities II.

     Listed below are the name, address and principal occupation of the principal executive officer and each Director of American Century.

Name	Title	Principal Occupation(s)
William M. Lyons, 4500 Main Street, Kansas City, MO 64111	Chief Executive Officer, President, Director	Chief Executive Officer, American Century Companies (ACC) (September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman and Chief Executive Officer, American Century Global Investment Management, Inc. (ACGIM), American Century Investment Services, Inc, (ACIS) and other ACC subsidiaries; Director, ACC, ACGIM, American Century Services, LLC (ACS), ACIS and other ACC subsidiaries

James E. Stowers, Jr., 4500 Main Street, Kansas City, MO 64111	Director	Director, ACGIM, ACS, ACIS and other ACC subsidiaries

James E. Stowers III, 4500 Main Street, Kansas City, MO 64111	Chairman, Director	Chairman, ACC (January 2005 to present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and other ACC subsidiaries; Director, ACC, ACGIM, ACS, ACIS and other ACC subsidiaries

     THE BOARD OF DIRECTORS OF KOPP FUNDS RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF THE SUBADVISORY AGREEMENT

INFORMATION ABOUT THE TRANSACTION

TERMS OF THE PLANS OF REORGANIZATION

     Set forth below is a summary of certain material terms of the Plans of Reorganization (“Plans”). This summary is qualified in its entirety by the terms and provisions of the form of Plan of Reorganization which is attached to this Proxy Statement/Prospectus as Exhibit A.

     The Plans provide that all of the assets of each Kopp Fund will be transferred to the corresponding American Century Fund at 4:00 p.m., Eastern Time, on the Closing Date of the Reorganizations (which is expected to be on or about February 23, 2007). In exchange for the transfer of these assets, each American Century Fund will simultaneously issue a number of full and fractional shares to the corresponding Kopp Fund equal in value to the aggregate net asset value of the corresponding Kopp Fund calculated at the time of the Reorganizations.

     When calculating the value of the assets of the Kopp Funds for purposes of each Reorganization, the net asset value of each Kopp Fund will be determined in accordance with the American Century Fund’s valuation procedures. While the valuation procedures used by the American Century Funds are comparable in most respects to those used by the Kopp Funds, differences in the procedures may result in individual securities held by the Kopp Funds having a different value at the Reorganization than the value used prior to the Reorganization. As a result, the dollar value of your investment may be slightly higher or lower after the Reorganization than it was before. The amount of any such variation is not anticipated to be material and will result solely from the differences in valuation methods used by the Funds, not any change in the intrinsic value of your investment.

     Following the transfer of assets in exchange for the respective American Century Fund shares, each corresponding Kopp Fund will distribute all the American Century Funds’ shares pro rata to its shareholders of record in complete liquidation of such Kopp Fund. Shareholders of each Kopp Fund owning shares at the time of the Reorganization will receive the same percentage of the aggregate number of corresponding American Century shares issued as such shareholder owned in the Kopp Fund at the time of the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of each Kopp Fund shareholder on the share records of the corresponding American Century Fund’s transfer agent. Each account will receive the respective pro rata number of full and fractional American Century Fund shares due to the shareholder of the corresponding Kopp Fund. The Kopp Funds will then be terminated. The American Century Funds do not issue share certificates to shareholders. American Century Fund shares to be issued will have no preemptive or conversion rights. No sales charge will be imposed in connection with the receipt of such shares by the Kopp Funds’ shareholders.

     The Plans contain customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization with respect to each Kopp Fund and the corresponding American Century Fund is conditioned upon, among other things: (i) approval of each Reorganization by the applicable Kopp Fund’s shareholders; and (ii) the receipt by the Kopp Funds and the American Century Funds of a tax opinion to the effect that the Reorganizations will be tax-free to the Kopp Funds and their respective shareholders, and the American Century Funds. Any Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true (and have not been cured within 30 days), or the Board of Directors of the Kopp Funds or American Century Funds, as the case may be, determines that the Reorganization is not in the best interest of the shareholders of a Kopp Fund or the corresponding American Century Fund, respectively. The Reorganizations are not anticipated to result in dilution of the net asset value of the Kopp Funds or the American Century Funds immediately following their consummation.

Costs of Reorganization

     The expenses of each Reorganization will be paid by KIA and American Century. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Proxy Statement/Prospectus; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each fund; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the American Century Fund incurring such fee. Any brokerage charges associated with the disposition of portfolio securities by a Kopp Fund, prior to the Reorganization, will be borne by the Kopp Fund.

     In connection with the Reorganizations, Kopp Fund shareholders will receive the class of corresponding shares set forth in the chart below:

American Century Funds-
Kopp Funds		Corresponding Shares
Kopp TQM Fund		AC Equity Growth Fund
Class A shares-------------------	»	Advisor Class shares
Class C shares-------------------	»	Class C shares
Class I shares--------------------	»	Investor Class shares
Kopp Emerging Growth Fund		AC New Opportunities II Fund
Class A shares------------------	»	Class A shares
Class C shares-------------------	»	Class C shares
Class I shares--------------------	»	Investor Class shares

     Shares of the American Century Funds to be issued to shareholders of the Kopp Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no subscription rights. Reference is hereby made to the Prospectuses of the American Century Funds provided herewith for additional information about shares of the American Century Funds.

REASONS FOR THE REORGANIZATIONS

     In determining whether to approve the Reorganizations and to recommend approval of the Reorganizations to shareholders of the Kopp Funds, the Kopp Board made inquiries into all matters deemed relevant and considered the following, among other things:

  The reputation, financial strength and resources of American Century;

  The capabilities, practices and resources of American Century’s management and the other service providers to the American Century family of funds;

  The viability of the Kopp Funds absent approval of the proposed Reorganizations;

  The broader product array of the American Century family of funds, and the expanded range of investment options and exchange opportunities available to shareholders;

  The shareholder services offered by American Century;

  The relative compatibility of investment objectives and principal investment policies of the American Century Funds with those of the Kopp Funds;

  The federal income tax treatment of the Reorganizations;

  The anticipated effect of the Reorganizations on expense ratios;

  The investment management experience of American Century; and

  The undertaking by KIA and American Century to share equally all the costs and expenses of preparing, printing, and mailing this Proxy Statement/Prospectus and solicitation expenses of the Reorganizations.

     Some of these factors, which served as the basis for the Kopp Board’s determination to approve the Reorganizations, are discussed in greater detail below.

Broader Product Array and Enhanced Range of Investment Options

     Investors in the American Century Funds enjoy a wide array of investment options and strategies. Currently, the American Century family of funds has more than 100 publicly-offered funds (26 of which are load funds), including equity funds, international funds, asset allocation funds, tax-free funds and income funds. This broad range of investment options will permit an investor in the American Century Funds to diversify his or her investments and to participate in investment styles not currently offered by KIA. Generally, shareholders may make exchanges of the same class of shares between American Century Funds without additional charge. Thus, if the Reorganizations are approved, Kopp Fund shareholders will have increased investment options and greater flexibility to change investments through exchanges. Such exchanges generally are taxable.

American Century Shareholder Service Capabilities

     American Century has approximately $100 billion in assets under management. In addition, the scale and financial resources of American Century allow it to provide, relative to KIA, increased sales and service capabilities to fund shareholders and their financial intermediaries. Investors in the American Century Funds have access to a telephone service operation (for both shareholders and their financial intermediaries), automated services and internet services. Further, American Century provides three investor centers and access to other financial products and services. These shareholder services will be available to Kopp Fund shareholders if the Reorganizations are approved.

Larger Fund Complex

     Kopp Fund shareholders have the potential to benefit from being part of a larger group of funds with greater assets, thereby reducing certain fixed costs (such as legal, compliance and board of directors/trustee expenses) as a percentage of fund assets. In addition, as a result of the Reorganizations, certain funds may benefit as a result of increased assets and the potential to grow assets in the funds more quickly, which may result in reaching certain breakpoints in American Century’s fee schedules sooner than may otherwise have been possible. In addition, American Century may aggregate certain other assets under management in a particular investment category or strategy towards achieving fund fee breakpoints. This also may allow fee breakpoints to be reached sooner, potentially resulting in lower fees for shareholders.

Portfolio Management

     American Century has greater depth in its investment management personnel than KIA.

Compatible Investment Objectives and Policies

     As discussed in the section entitled “SUMMARY-Comparison of Investment Objectives and Policies,” each American Century Fund and the corresponding Kopp Fund have investment objectives and policies that are similar.

Comparative Performance

     The Kopp Board considered the performance of the Kopp Funds in relation to the performance of the corresponding American Century Funds. As of July 31, 2006, the average annual performance of Kopp Funds in relation to their respective acquiring American Century Funds was as follows:

Fund	One-Year	Five-Year	Since Inception
Kopp TQM Fund – Class A shares	1.71%	N/A	8.61%	(9/30/04)
AC Equity Growth Fund – Advisor Class shares	4.26%	4.28%	4.72%	(10/9/97)
Kopp TQM Fund – Class C shares	1.71%	N/A	8.61%	(9/30/04)
AC Equity Growth Fund – Class C shares	3.51%	3.52%	3.47%	(7/18/01)
Kopp TQM Fund – Class I shares	1.71%	1.23%	4.11%	(7/31/96 )*
AC Equity Growth Fund – Investor Class shares	4.52%	4.15%	10.97%	(5/9/91)

Kopp Emerging Growth Fund – Class A shares	(9.98)%	(7.59)%	(1.44)%	(10/1/97)
AC New Opportunities II Fund –Class A shares	7.64%	N/A	19.14%	(1/31/03)
Kopp Emerging Growth Fund – Class C shares	(10.64)%	(8.21)%	0.48%	(10/1/97)
AC New Opportunities II Fund –Class C shares	6.79%	N/A	18.38%	(1/31/03)
Kopp Emerging Growth Fund – Class I shares	(9.67)%	(7.25)%	(1.06)%	(10/1/97)
AC New Opportunities II Fund – Investor Class shares	7.97%	9.39%	8.78%	(6/1/01)
____________________

*	Represents the average annual performance for the 10-year period ended July 31, 2006.

Operating Expenses

     The Kopp Board considered the operating expenses the Kopp Funds incur and the unified fee American Century utilizes. American Century utilizes an all-inclusive fee for mutual fund investment management and shareholder servicing expenses. The Kopp Board noted that under the unified fee, the fees of the American Century Funds after the Reorganizations may not be increased without shareholder approval. As a result, any increase in costs after the Reorganizations, other than those limited expenses not covered by the unified fee, will be borne by American Century unless shareholders approve the increase. The Kopp Board noted that, as a percentage of net assets, the pro forma annual operating expenses of the acquiring American Century Funds after giving effect to fee waivers, except as noted below, are expected to be equal to or lower than the current annual operating expenses of the corresponding Kopp Funds.

     The Kopp Board noted that while annual operating expenses for the Class C shares of Kopp TQM Fund are substantially higher than the Class C shares of AC Equity Growth Fund before giving effect to the voluntary fee and expense waivers currently in place, the Class C shares of Kopp TQM Fund are lower than the annual operating expenses of the Class C shares of AC Equity Growth Fund after giving effect to such waivers. The Kopp Board noted that the waivers in place for Kopp TQM Fund were voluntary and could change at any time and that future asset growth could result in lower expenses for shareholders of AC Equity Growth Fund.

Tax-Free Reorganization

     The Kopp Board also considered the expectation that the Reorganizations will be treated as “tax-free” for federal income tax purposes. Prior to the Reorganizations, if a Kopp Fund shareholder were to redeem its investment in the Kopp Funds and invest the proceeds in another fund or other investment product, such shareholder generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that, as a result of the Reorganizations: (i) Kopp Fund shareholders will not recognize a taxable gain or loss on the exchange of their Kopp Funds shares for shares of the corresponding Acquiring Fund; (ii) Kopp Fund shareholders will have the same aggregate tax cost basis in the American Century Fund shares received in connection with the Reorganizations as in their Kopp Fund shares; and (iii) assuming that Kopp Fund shares are held as a capital asset on the Closing Date, the holding period for American Century Fund shares will include the period for which such shareholder held its Kopp Fund shares.

Expenses of the Reorganizations

     American Century and KIA, or one or more of their affiliates, will bear the cost of the Reorganizations, including proxy solicitation and tabulation costs. Therefore, neither the Kopp Funds nor American Century Funds will bear any of these expenses.

Recommendation in Favor of Approval of the Plan of Reorganization

     Based on the foregoing, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Kopp Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits to shareholders discussed above.

     In approving the Reorganizations, the Kopp Board, including all of the Kopp Independent Directors, determined that each Reorganization is in the best interests of the respective Kopp Fund and its shareholders. In addition, the Kopp Board, including all of the Kopp Independent Directors, also determined that the interests of the shareholders of each Kopp Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive corresponding shares of an American Century Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the respective Kopp Fund outstanding as determined under the American Century Fund’s policies at the Closing. Consequently, the Kopp Board approved the Plans and directed that the Plans be submitted to the shareholders of each respective Kopp Fund for approval.

     THE KOPP BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH KOPP FUND APPROVE THE CORRESPONDING PLAN OF REORGANIZATION. CONSUMMATION OF THE REORGANIZATIONS WITH RESPECT TO EACH KOPP FUND IS CONTINGENT UPON THE APPROVAL OF THE PLAN OF REORGANIZATION BY THE OTHER KOPP FUND.

     The Board of Directors of each of the relevant American Century Funds unanimously approved the Plans on behalf of the American Century Funds.

TRANSACTION AGREEMENT BY AND AMONG AMERICAN CENTURY INVESTMENT MANAGEMENT, INC., KOPP INVESTMENT ADVISORS, LLC AND KOPP HOLDING COMPANY

     American Century, KIA and Kopp Holding Company, the ultimate owner of KIA, have entered into a definitive agreement (the “Transaction Agreement”) primarily regarding the sale by KIA to American Century of certain assets relating to KIA’s business of providing investment advisory and investment management services to the Kopp Funds and KIA’s cooperation in the reorganization of the Kopp Funds. Pursuant to the Transaction Agreement, KIA will receive from American Century a lump sum payment on the closing date of the Reorganizations based upon the net assets of the Kopp Funds. Consummation of the Transaction Agreement is dependent upon the satisfaction or waiver of certain conditions including, among other things, shareholders of the Kopp Funds approving the Reorganizations and the Subadvisory Agreement, and the combined net assets of the Kopp Funds being not less than $150 million on the Closing Date. If the Reorganizations are not consummated due to a condition not being satisfied or waived, the Kopp Funds may realize additional costs if KIA determines it to be in the best interests of the Kopp Funds to realign its portfolios or liquidate securities acquired during the Subadvisory Period.

     Mr. LeRoy C. Kopp, the founder and chief executive of KIA, has significant personal assets in the Kopp Funds. For additional information see “VOTING INFORMATION- Security Ownership of Certain Beneficial Owners and Management of the Funds.” As a part of the Transaction Agreement, Mr. Kopp has agreed to maintain those assets in the American Century Funds for not less than two years following the Reorganizations.

     As a part of the Transaction Agreement, American Century acknowledges that KIA intends that the Reorganizations shall satisfy the applicable requirements of Section 15(f) of the 1940 Act. Accordingly, American Century has agreed that, for the minimum time periods specified in Section 15(f), American Century, subject to compliance with its fiduciary duties, shall use commercially reasonable efforts to, and shall use commercially reasonable efforts to cause the directors of the American Century Funds to, take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least seventy-five percent (75%) of the directors of the American Century Funds shall not be “interested persons” (as that term is defined in the 1940 Act) of American Century, KIA or any “interested person” thereof; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1920 Act) shall be imposed as a result of the Reorganizations; (iii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed as a result of the Reorganizations; and (iv) each vacancy among the directors of the American Century Funds shall be filled by a person who is not an “interested person” of American Century or KIA shall be filled by a person who has been selected and proposed for election by a majority of the directors of the American Century Funds who are not such interested persons. American Century may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the KIA.

BENEFITS TO AMERICAN CENTURY

     The Reorganizations will increase American Century’s assets under management and result in increased management fee revenue to American Century.

     In addition, the consummation of the Reorganizations and the activities contemplated in connection there with will increase awareness of American Century as an investment manager and provider of mutual funds to shareholders of the Kopp Funds.

     It is anticipated that Kopp Emerging Growth Fund will have capital loss carryforwards that will be transferred to AC New Opportunities Fund II as part of the Reorganization. These capital loss carryforwards, if realized, could be utilized by the AC New Opportunities Fund II following the Reorganization. For more information see “INFORMATION ABOUT THE TRANSACTION- Federal Income Tax Consequences of the Reorganization.”

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

     As a condition to the Reorganizations, the Kopp Funds will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

  the Reorganizations as set forth in the Plans will each constitute a tax-free reorganization under section 368(a) of the Code, and the Kopp Funds and American Century Funds each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

  no gain or loss will be recognized by AC New Opportunities II Fund upon its receipt of Kopp Emerging Growth Fund’s assets in exchange for Class A Shares, Class C Shares and Investor Class Shares of AC New Opportunities II Fund and no gain or loss will be recognized by AC Equity Growth Fund upon its receipt of Kopp TQM Fund’s assets in exchange for Advisor Class Shares, Class C Shares and Investor Class Shares of AC Equity Growth Fund;

  no gain or loss will be recognized by Kopp Emerging Growth Fund upon transfer of its assets to AC New Opportunities II Fund in exchange for Class A Shares, Class C Shares and Investor Class Shares of AC New Opportunities II Fund or upon the distribution of Class A Shares, Class C Shares and Investor Class Shares of AC New Opportunities II Fund to Kopp Emerging Growth Fund’s shareholders in exchange for their shares of Kopp Emerging Growth Fund;

  no gain or loss will be recognized by Kopp TQM Fund upon transfer of its assets to AC Equity Growth Fund in exchange for Advisor Class Shares, Class C Shares and Investor Class Shares of AC Equity Growth Fund or upon the distribution of Advisor Class Shares, Class C Shares and Investor Class Shares of AC Equity Growth Fund to Kopp TQM Fund’s shareholders in exchange for their shares of Kopp TQM Fund;

  no gain or loss will be recognized by shareholders of Kopp Emerging Growth Fund or Kopp TQM Fund upon exchange of their shares for Class A Shares, Class C Shares and Investor Class Shares of AC New Opportunities II Fund and for Advisor Class Shares, Class C Shares and Investor Class Shares of AC Equity Growth Fund, respectively;

  the aggregate tax basis of Class A Shares, Class C Shares and Investor Class Shares of AC New Opportunities II Fund and Advisor Class Shares, Class C Shares and Investor Class Shares of AC Equity Growth Fund received by each shareholder of Kopp Emerging Growth Fund and Kopp TQM Fund, respectively, pursuant to the Reorganizations will be the same as the aggregate tax basis of the shares of the Kopp Funds held by such shareholder immediately prior to the Reorganizations;

  the holding period of the Class A Shares, Advisor Class Shares, Class C Shares and Investor Class Shares of AC Equity Growth Fund received by each shareholder of Kopp TQM Fund pursuant to the Plan will include the period during which shares of Kopp TQM Fund exchanged therefor were held by such shareholder, provided the shares of Kopp TQM Fund were held as capital assets on the date of the Reorganization;

  the holding period of the Class A Shares, Advisor Class Shares, Class C Shares and Investor Class Shares of AC New Opportunities II Fund received by each shareholder of Kopp Emerging Growth Fund pursuant to the Plan will include the period during which shares of Kopp Emerging Growth Fund exchanged therefor were held by such shareholder, provided the shares of Kopp Emerging Growth Fund were held as capital assets on the date of the Reorganization;

  the tax basis of the assets of the Kopp Funds acquired by the American Century Funds will be the same as the tax basis of such assets to the Kopp Funds immediately prior to the Reorganizations; and

  the holding period of the Kopp Funds’ assets in the hands of the American Century Funds will include the period during which those assets were held by the Kopp Funds.

     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganizations on the American Century Funds, the Kopp Funds or the Kopp Funds’ shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     The parties have agreed to cooperate to facilitate the orderly reorganization of the Kopp Funds into the American Century Funds and to reduce potential adverse consequences to the American Century Funds. It is anticipated that this transition will include the sale of certain portfolio securities of the Kopp Funds prior to the Reorganizations. The sale of securities may result in the realization of capital gains to the Kopp Funds that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date. With respect to Kopp Emerging Growth Fund, it is anticipated that all or substantially all of the fund’s portfolio will be transitioned. Given the significant unutilized capital losses retained by the fund, it is not anticipated that the realization of any such gains will result in a distribution to Kopp Emerging Growth Fund shareholders.

     As noted above, Kopp Emerging Growth Fund had unutilized capital loss carryovers as of the end of its fiscal year end. The final amount of unutilized capital loss carryovers for Kopp Emerging Growth Fund is subject to change and will not be determined until the time of the Reorganization.

Fund (Fiscal Year End)	Unutilized Capital Loss Carryovers
Kopp Emerging Growth Fund	$ 94,311,812
(September 30, 2006)

     The American Century Funds and Kopp Funds had the following tax basis appreciation or (depreciation) as of each fund’s fiscal year end.

	Tax Basis Appreciation or		Tax Basis Appreciation or
Fund (Fiscal Year End)	(Depreciation)	Fund (Fiscal Year End)	(Depreciation)
Kopp TQM Fund	$5,201,545	AC Equity Growth Fund
(September 30, 2006)		(December 31, 2005)	$279,415,221
Kopp Emerging Growth Fund		AC New Opportunities II Fund
(September 30, 2006)	$(94,626,357)	(October 31, 2005)	$10,820,215

     After and as a result of the Reorganizations, it is not anticipated that AC New Opportunities II Fund will be limited under Section 382 of the Code in its use of Kopp Emerging Growth Fund’s capital loss carryovers. Since it is anticipated that AC New Opportunities II Fund will have more assets than Kopp Emerging Growth Fund after the Reorganization, the capital loss carryovers will be available for use over a larger asset base.

     Shareholders are urged to consult their tax advisors regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to federal income tax consequences, shareholders also should consult their tax advisors as to the non-United States, state, local and other tax consequences of the Reorganizations.

MATERIAL DIFFERENCES BETWEEN RIGHTS OF SHAREHOLDERS

     Kopp TQM Fund and Kopp Emerging Growth Fund are both series of Kopp Funds, Inc., a Minnesota corporation. AC New Opportunities II Fund is a separate series of American Century Mutual Funds, Inc., a Maryland corporation (“ACMF”). AC Equity Growth Fund is a separate series of American Century Quantitative Equity Funds, Inc., a Maryland corporation (“ACQEF”). Generally, the rights of shareholders in the American Century Funds and the Kopp Funds are similar. The following discussion provides information with respect to the differences in the rights of shareholders under Maryland law, Minnesota law and the respective governing documents for the acquired Kopp Funds and the acquiring American Century Funds. The Articles of Incorporation for the acquired Kopp Funds are referred to below as the “Kopp Articles” The Articles of Incorporation for each of ACMF and ACQEF are referred to below as the “American Century Fund Articles.” This summary does not purport to be complete, and is qualified in its entirety by reference to Kopp Funds’ Articles of Incorporation and Bylaws, ACMF’s Articles of Incorporation and Bylaws, ACQEF’s Articles of Incorporation and Bylaws and the laws of the State of Maryland and the State of Minnesota.

Termination and Dissolution

     Pursuant to the Kopp Articles, in the event of a liquidation of a series or class of Kopp Funds, Inc. the shareholders of such series or class are entitled to receive the assets belonging to the class or series less the liabilities allocated to that class or series. Under Minnesota law, the affirmative vote of the holders of a majority of the voting power of shares is required to dissolve a corporation. Additionally, the Kopp Board may transfer the assets of any class or series of shares of the Kopp Funds, Inc. to another series or class provided that approval of a majority of shareholders of each affected class or series is obtained and at least 10% of the issued and outstanding shares of the affected class or series is present at such shareholder meeting in person or by proxy. Under Maryland law and the Articles of Incorporation for AC New Opportunities II Fund the dissolution of such corporation must be approved by a majority of all of the votes entitled to be cast on such dissolution. The Board of Directors of ACQEF reserves the right to dissolve the corporation or any series thereof without any action by the shareholders, to the extent permitted by law.

Voting Rights of Shareholders

     The Kopp Bylaws provide that on each matter submitted to a vote of shareholders, each holder of shares is entitled to one vote for each share outstanding in such stockholder’s name. The Kopp Articles do not specifically grant shareholders the right to vote on any matter other than a liquidation of a series or class of Kopp Funds, Inc. However, under the Minnesota law and 1940 Act, shareholders are entitled to vote on certain matters such as election and removal of directors and certain extraordinary actions. The acquiring American Century Fund’s Articles provide that shareholders are entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset per share for each share of stock held, irrespective of the class or series, provided, however, that (1) matters affecting only one class or series shall be voted upon only by that class or series, and (2) where required by the 1940 Act or the regulations adopted thereunder or any other applicable law, certain matters shall be voted on separately by each class or series of shares affected. The American Century Fund Articles do not specifically grant shareholders the right to vote on any matter other than the election of directors at a meeting of shareholders. However, under Maryland law and the Investment Company Act, shareholders are entitled to vote on certain other matters.

Amendments to Governing Documents

     The Board of Directors may amend or alter the Bylaws of Kopp Funds, Inc.; however, such power is subject to the power of the shareholders of Kopp Funds, Inc. to modify or rescind any such action by a majority vote of the shareholders present at any regular or special meeting of shareholders called for such purpose. The Boards of Directors of ACMF and ACQEF have the exclusive authority to alter or repeal the Bylaws of such entities. ACMF and ACQEF reserve the right to make any amendments to their articles, including any amendment which alters the contract rights of any outstanding stock.

Liability of Shareholders

     Under Maryland law, a stockholder or subscriber for stock of a corporation is not obligated to the corporation or its creditors with respect to the stock, except to the extent that: (i) the subscription price or other agreed consideration for the stock has not been paid; or (ii) liability is imposed under any other provision of Maryland law. This is applicable to ACMF and ACQEF. Under Minnesota law, a shareholder is not obligated to the corporation or its creditors with respect to the shares, unless (i) the subscription price or other agreed consideration for the shares is unfair to the corporation, (ii) the property or services received or to be received by the corporation as consideration for the shares is overvalued, or (iii) liability is imposed under any other provision of Minnesota law.

Liability of Directors and Officers; Indemnification

     The American Century Fund Articles indemnify directors and officers to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation’s directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit. Under Minnesota law, a director may be liable to the corporation for distributions made in violation of Minnesota law or a restriction contained in a corporation’s articles or bylaws. The Kopp Funds indemnify directors and officers to the fullest extent permitted by Minnesota law.

     The Kopp Articles provide that a director shall not be personally liable to Kopp Funds, Inc. or its shareowners for monetary liability relating to breach of fiduciary duty as a director, unless the liability relates to:

  a breach of the director’s duty of loyalty to Kopp Funds, Inc. or its shareowners;

  acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

  liability based on the payment of an improper dividend or an improper purchase of the shares of Kopp Funds, Inc., or on the sale of unregistered securities or securities fraud; or

  transactions where the director gained an improper personal benefit.

     The Kopp Articles provide that any repeal or modification of the foregoing provisions shall not adversely affect any right or protection of a director of Kopp Funds, Inc. existing at the time of such repeal or modification.

Election of Directors; Terms

     Directors of Kopp Funds, Inc. hold office until the next regular meeting of shareholders and until their successor is elected and qualifies, or until death, resignation or removal. Shareholders may elect successors to such directors either at each regular shareholders’ meeting or at a special shareholders’ meeting which provides notice of the purpose of such meeting. The Kopp Board may appoint a person, by a majority of the remaining directors, to fill a vacancy on the Board, and each person so appointed shall be a director until his or her successor is elected by the shareholders, who may make such election at their next regular meeting or at any meeting duly called for that purpose. Directors of ACMF and ACQEF serve until the next meeting of shareholders at which directors are elected or until their successors are elected and qualify.

Removal of Directors

     Under Maryland law, the shareholders of a corporation may remove any director, with or without cause, by the affirmative vote of a majority of all the votes entitled to be cast generally for the election of directors, except as otherwise provided in the charter of the corporation. Under Minnesota law, unless a corporation’s articles of incorporation provide otherwise, a director may be removed with or without cause by the affirmative vote of a majority of the shareholders or, if the director was named by the board to fill a vacancy, by the affirmative vote of a majority of the other directors. The Kopp Bylaws provide that directors of Kopp may be removed, either with or without cause, at any meeting of the shareholders by a vote of the majority of the shares entitled to vote at an election of directors.

Meetings of Shareholders

     The Bylaws of the Kopp Funds, Inc. do not require the funds to hold annual shareholder meetings, unless required to do so in order to elect directors under applicable law, including the 1940 Act. The Bylaws of Kopp Funds, Inc. provide that a special meeting of shareholders may be called by the President, the Chairman of the Board of Directors, any two or more directors, or by one or more shareholders holding ten percent or more of the shares entitled to vote on the matters to be presented to the meeting. For each of ACMF and ACQEF, no annual meeting is required except if required to elect directors by the 1940 Act. Special meetings may be called by the Boards or the Chairmen, Presidents, Vice Presidents, Secretaries or Assistant Secretaries. Special meetings of the shareholders of ACQEF shall be called by the Secretary upon written request of shareholders entitled to cast at least ten percent of all the votes entitled to be cast at such meeting. Special meetings of the shareholders of ACMF shall be called by the Secretary upon written request of shareholders entitled to cast at least twenty-five percent of all the votes entitled to be cast at such meeting.

DESCRIPTION OF FUND SHARES AND CAPITALIZATION

     The following table sets forth the capitalization of each Kopp Fund and each American Century Fund as of August 31, 2006, and the capitalization of each American Century Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.

Capitalization

		Net Asset Value
	Total Net Assets	Per Share	Outstanding Shares
AC Equity Growth Fund
Advisor Class Shares	$364,568,284	$24.19	15,069,109
Kopp TQM Fund
Class A Shares	$7,050,829	$13.33	529,120
AC Equity Growth Fund Proforma Combined
Advisor Class Shares	$371,619,113	$24.19	15,360,586

		Net Asset Value
	Total Net Assets	Per Share	Outstanding Shares
AC Equity Growth Fund
Class C Shares	$8,263,994	$24.06	343,427
Kopp TQM Fund
Class C Shares	$732,409	$13.33	54,962
AC Equity Growth Fund Proforma Combined
Class C Shares	$8,996,403	$24.06	373,868

		Net Asset Value
	Total Net Assets	Per Share	Outstanding Shares
AC Equity Growth Fund
Investor Class Shares	$2,241,718,329	$24.22	92,559,508
Kopp TQM Fund
Class I Shares	$18,406,665	$13.33	1,381,196
AC Equity Growth Fund Proforma Combined
Investor Class Shares	$2,260,124,994	$24.22	93,319,486

		Net Asset Value
	Total Net Assets	Per Share	Outstanding Shares
AC New Opportunities II Fund
Class A Shares	$63,519,234	$7.21	8,813,785
Kopp Emerging Growth Fund
Class A Shares	$187,845,454	$8.89	21,140,694
AC New Opportunities II Fund Proforma Combined
Class A Shares	$251,364,688	$7.21	34,867,247

		Net Asset Value
	Total Net Assets	Per Share	Outstanding Shares
AC New Opportunities II Fund
Class C Shares	$3,888,334	$7.15	543,503
Kopp Emerging Growth Fund
Class C Shares	$15,126,950	$8.46	1,787,875
AC New Opportunities II Fund Proforma Combined
Class C Shares	$19,015,284	$7.15	2,659,161

		Net Asset Value
	Total Net Assets	Per Share	Outstanding Shares
AC New Opportunities II Fund
Investor Class Shares	$ 47,280,865	$7.24	6,531,067
Kopp Emerging Growth Fund
Class I Shares	$ 84,780,523	$9.20	9,211,303
AC New Opportunities II Fund Proforma Combined
Investor Class Shares	$ 132,061,388	$7.24	18,241,084

INFORMATION ABOUT THE AMERICAN CENTURY FUNDS

     ACMF, on behalf of AC New Opportunities II Fund, and ACQEF, on behalf of AC Equity Growth Fund, are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities and Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the American Century Funds, can be obtained by calling or writing the American Century Funds and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. and located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL 60604 and 233 Broadway, New York, NY 10007. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, or obtained electronically from the SEC’s website (www.sec.gov).

     This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by each American Century Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the applicable American Century Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

INFORMATION ABOUT THE KOPP FUNDS

     Kopp Funds, Inc., on behalf of Kopp Emerging Growth Fund and Kopp TQM Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities and Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Kopp Funds, can be obtained by calling or writing the Kopp Funds and can also be inspected at the addresses listed in the previous section, or obtained electronically from the SEC’s website (www.sec.gov).

VOTING INFORMATION

GENERAL INFORMATION

     This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Kopp Board on behalf of the Kopp Funds. Proxies may be solicited by officers of the Kopp Funds and the American Century Funds, as well as their affiliates, employees and financial representatives. It is anticipated that the solicitation of proxies will be primarily by mail, internet, telephone, facsimile or personal interview. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. Telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud. American Century or KIA or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Kopp Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners. The cost of soliciting proxies will be borne equally by KIA and American Century. Such expenses are currently estimated to be approximately $63,000 in the aggregate.

DATE, TIME AND PLACE OF MEETING

     The Meeting will be held on January 12, 2007, at the principal executive offices of KIA, 7701 France Avenue South, Suite 500, Edina, Minnesota, at 10:00 a.m., Central Time.

USE AND REVOCATION OF PROXIES

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of the Kopp Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person. All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted “FOR” approval of the Reorganizations and the Subadvisory Agreement. It is not anticipated that any matters other than the approval of the Reorganizations and the Subadvisory Agreement will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

VOTING RIGHTS AND REQUIRED VOTE

     A quorum of shareholders is necessary to hold a valid meeting. Shareholders entitled to vote 10% of the issued and outstanding shares of each Kopp Fund must be present in person or by proxy to constitute a quorum for purposes of voting on the proposals relating to that Kopp Fund. Each share of a Kopp Fund is entitled to one vote with fractional shares voting proportionally. Shareholders of each Kopp Fund vote separately on whether to approve the Plans, and the consummation of the Reorganizations is conditioned on the shareholders of each Kopp Fund approving each Reorganization. Approval of the Plans by a Kopp Fund requires the affirmative vote of a majority of the number of shares entitled to vote and represented at the meeting at the time of the vote. Approval of the Subadvisory Agreement by the Kopp Emerging Growth Fund requires the approval of the lesser of (i) more than 50% of the outstanding shares of the applicable Kopp Fund or (ii) 67% or more of the shares of that Kopp Fund present or represented by proxy at the Meeting if more than 50% of such shares are present or represented by proxy. Broker-dealer firms holding shares of any of the Kopp Funds in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Each Kopp Fund will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked “abstain” or with respect to which a broker-dealer has declined to vote on any proposal (“broker non-votes”) will be counted as present for the purposes of determining a quorum. Abstentions and broker non-votes (if applicable) will have the same effect as a vote against a proposal. If, by the time scheduled for the Meeting, sufficient votes in favor of approval of a proposal have not been received from the shareholders of the applicable Kopp Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. According to the Bylaws of Kopp Funds, Inc. any meeting at which a quorum is present can be adjourned from time to time without notice other than an announcement that such adjournment is taking place. Under Minnesota law, the Meeting may be adjourned without additional notice for up to 120 days. The shareholders may continue to conduct business where a quorum is present notwithstanding the withdrawal of enough shareholders to leave less than a quorum. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposals, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on any of the proposals described in this Proxy Statement/Prospectus prior to any such adjournment if sufficient votes have been received for approval.

RECORD DATE AND OUTSTANDING SHARES

     Only holders of record of shares of the Kopp Funds at the close of business on November 13, 2006 (the “Record Date”) are entitled to vote at the Meeting or any adjournments thereof. The following chart sets forth the number of shares of each class of the Kopp Funds issued and outstanding at the close of business on October 20, 2006.

	Class I Shares *	Class A Shares *	Class C Shares *	Total *
Kopp Emerging
Growth Fund	9,162,198.472	16,733,269.983	1,422,080.830	27,317,549.285
Kopp TQM Fund	1,338,976.482	338,639.577	48,572.690	1,726,188.749
____________________

*     Information provided as of October 20, 2006.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE FUNDS

     The following table lists, as of October 20, 2006, the names, addresses and percentage of ownership of each person who owned of record or is known to own beneficially 5% or more of any class of an American Century Fund or Kopp Fund. The percentages of shares to be owned after consummation of the Reorganizations are based upon their holdings and the outstanding shares of the Funds as of October 20, 2006. Beneficial ownership information is not required to be disclosed to the Funds, so the information provided below reflects record ownership.

			Percentage of
			Outstanding
			Class Shares Owned
		Percentage of	Post
		Outstanding	Reorganization
		Class Shares Owned	on a Pro Forma
Fund/Class	Shareholder	of Record	Basis(1)
AC New Opportunities II Fund
Investor Class
	US Bank Trustee
	Private Asset O/A Platform
	Milwaukee, Wisconsin	15%	6%
	American Century Investment
	Management, Inc.
	Kansas City, Missouri	8%	3%
	MLPF&S Inc.
	Jacksonville, Florida	5%	2%
Institutional Class
	None
A Class
	Charles Schwab & Co., Inc.
	San Francisco, California	78%	24%
B Class
	None
C Class
	MLPF&S Inc.
	Jacksonville, Florida	31%	8%
AC Equity Growth Fund
Investor Class
	Charles Schwab & Co. Inc.
	San Francisco, California	22%	22%

			Percentage of
			Outstanding
			Class Shares Owned
		Percentage of	Post
		Outstanding	Reorganization
		Class Shares Owned	on a Pro Forma
Fund/Class	Shareholder	of Record	Basis(1)
Investor Class	Massachusetts Mutual Life Insurance Co.
	Springfield, Massachusetts	7%	7%
Institutional Class
	Northwestern Mutual Life
	Milwaukee, Wisconsin	30%	30%
	JPMorgan Chase Bank Trustee
	Bosch Savings Incentive Plan
	Kansas City, Missouri	18%	18%
	JP Morgan Chase Bank Trustee
	Phelps Dodge Employee Savings Plan
	Kansas City, Missouri	16%	16%
	Fidelity FIIOC TR
	FBO Certain Employee Benefit Plans
	Covington, Kentucky	7%	7%
AC Equity Growth Fund
C Class
	Delaware Charter Guarantee & Trust
	FBO Various Qualified Plans
	Des Moines, Iowa	8%	7%
	Delaware Charter Guarantee & Trust
	FBO Principal FINL GRP Omnibqual
	Des Moines, Iowa	6%	5%
R Class
	EMJAYCO FBO Shamrock Cabinet
	& Fixture Corp 401K
	Greenwood Village, Colorado	71%	71%
	MG Trust Company Cust FBO
	Fairgrounds Family Physicians 401K
	Denver, Colorado	20%	20%
	American Century Investment
	Management, Inc.
	Kansas City, Missouri	6%	6%
Advisor Class
	Charles Schwab & Co. Inc.
	San Francisco, California	28%	27%
	Saxon & Co.
	FBO VI Omnibus Account
	Philadelphia, Pennsylvania	12%	11%
	AMFO & Co.
	Kansas City, Missouri	8%	8%
Kopp TQM Fund
Class I	None
Class A	RBC Dain Rauscher Inc. FBO
	Irvin L. Kilker
	Marianne Kilker
	Shorewood, Minnesota	24%	0.29%

			Percentage of
			Outstanding
			Class Shares Owned
		Percentage of	Post
		Outstanding	Reorganization
		Class Shares Owned	on a Pro Forma
Fund/Class	Shareholder	Of Record	Basis(1)
Class C	RBC Dain Rauscher Inc. FBO
	Merlin O. & Jean E. Nelson Trustees
	Nelson Family Trust
	Gig Harbor, Washington	8%	0.54%
	NFS LLC FEBO
	Tom Truszinski
	Eagan, Minnesota	8%	0.52%
Kopp Emerging Growth Fund
Class I	LeRoy C. Kopp
	Edina, Minnesota	47%	30%
	Kopp Holding Company
	Edina, Minnesota	23%	14%
	Kopp Family Foundation
	Edina, Minnesota	8%	5%
	NFS LLC FEBO FBO
	Kopp Holding Company Profit
	Sharing Plan
	Robbinsdale, Minnesota	6%	4%
	Wells Fargo Bank MN NA Custodian
	FBO Littfin Lumber Company
	401K Profit Sharing Plan
	Minneapolis, Minnesota	5%	3%
Class A	None
Class C	MLPF&S Inc.
	Jacksonville, Florida	12%	9%
____________________

1	Assuming that the value of the shareholder’s interest in the fund on the date of consummation of the applicable Reorganization was the same as on October 20, 2006.

     At October 20, 2006, the Directors and officers of KIA, as a group owned 28% of Kopp Emerging Growth Fund and less than 1% of Kopp TQM Fund. The Directors and officers intend to exercise their own discretion in voting their shares on the proposals contained in this Proxy Statement/Prospectus and will not vote in proportion to the votes received FOR or AGAINST the proposals by unaffiliated shareholders – so-called “shadow voting.”

     At October 20, 2006, the directors, trustees and officers of the American Century Funds as a group owned less than 1% of all classes of each American Century Fund’s outstanding shares.

OTHER MATTERS

      The American Century Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, Missouri 64141 or by email to corporatesecretary@americancentury.com so that they are received within a reasonable time before any such meeting.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [__] day of [_____________], by and between [AMERICAN CENTURY ENTITY], a Maryland corporation, with its principal place of business at 4500 Main Street, Kansas City, Missouri 64111-0141 (the “Maryland Corporation”), with respect to its [______] Fund (the “Acquiring Fund”) and KOPP FUNDS, INC., a Minnesota corporation, with its principal place of business at 7701 France Avenue South, Suite 500, Edina, Minnesota 55435 (the “Minnesota Corporation”), with respect to its [______] Fund, a series of the Minnesota Corporation (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

RECITALS

     This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares, Class C Shares and Investor Class Shares, par value $0.01 per share, of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Class A Shares of the Acquired Fund, the distribution of Class C Shares of the Acquiring Fund to the holders of Class C Shares of the Acquired Fund, the distribution of Investor Class Shares of the Acquiring Fund to the holders of Class I Shares of the Acquired Fund, and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

     WHEREAS, the Acquired Fund is a separate series of the Minnesota Corporation, the Acquiring Fund is a separate series of the Maryland Corporation, and the Maryland Corporation and the Minnesota Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares;

     WHEREAS, the Directors of the Maryland Corporation have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

     WHEREAS, the Directors of the Minnesota Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

AGREEMENT

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION OF THE ACQUIRED FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the assets of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1 by the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of

Class A Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund, holders of Class C Shares of the Acquired Fund will receive Class C Shares of the Acquiring Fund and holders of Class I Shares of the Acquired Fund will receive Investor Class Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

     The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

     1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund will not assume any liabilities of any kind whatsoever, whether or not such liability is accrued or fixed, known or unknown, absolute or contingent or determined or determinable or when due or become due, of the Acquired Fund.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

     1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

     1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

VALUATION

     2.1 VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation, Bylaws and the Acquiring Fund’s then current prospectus and statement of additional information.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation, Bylaws and the Acquiring Fund’s then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund’s shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined as set forth in paragraph 1.1.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by American Century Investment Management, Inc., on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing shall occur on or about February 23, 2007, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m., Eastern Time, on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of American Century Investments, 4500 Main Street, Kansas City, Missouri 64111-0141, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN’S CERTIFICATE. The Acquired Fund shall cause U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause U.S. Bancorp Fund Services, LLC, as transfer agent for the Acquired Fund as of the Closing Date, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause American Century Services, LLC, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Minnesota Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officer’s certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Minnesota Corporation, on behalf of the Acquired Fund, represents and warrants to the Maryland Corporation as follows:

a)	The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing and in good standing under the laws of Minnesota.

b)	The Minnesota Corporation is registered as an open-end management investment company under the 1940 Act, and the Minnesota Corporation’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

c)	The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)	The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Minnesota Corporation’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e)	The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)	No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g)	The financial statements of the Acquired Fund as of[ ], and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and audited by [ ], independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly and accurately reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)	The unaudited financial statements of the Acquired Fund as of [ ], and for the six months then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly and accurately reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

i)	Since the date of the financial statements referred to in subparagraph (h) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as identified and disclosed by the Acquired Fund on Schedule 4.1 to this Agreement. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquired Fund in and of itself shall not constitute a material adverse change.

j)	All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been timely and accurately filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

k)	All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

l)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Minnesota, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

m)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and its Board of Directors. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

n)	The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o)	The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

p)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Minnesota law for the execution of this Agreement by the Minnesota Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement (as defined in paragraph 5.7), and the filing of any articles, certificates or other documents that may be required under Minnesota law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Maryland Corporation on behalf of the Acquiring Fund represents and warrants to the Minnesota Corporation as follows:

a)	The Acquiring Fund is a legally designated, separate series of a corporation duly organized, validly existing and in good standing under the laws of Maryland.

b)	The Maryland Corporation is registered as an open-end management investment company under the 1940 Act, and the Maryland Corporation’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)	The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)	The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of any provision of the Maryland Corporation’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)	No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)	The financial statements of the Acquiring Fund as of [ ], and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and audited by [ ], independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Fund) fairly and accurately reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)	The unaudited financial statements of the Acquiring Fund as of [ ], and for the six months then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly and accurately reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h)	Since the date of the financial statements referred to in subparagraph (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as identified and disclosed by the Acquiring Fund on Schedule 4.2 to this Agreement. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquiring Fund in and of itself shall not constitute a material adverse change.

i)	All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been timely and accurately filed and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for their payment. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)	All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and has no outstanding securities convertible into any Acquiring Fund Shares.

k)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund and its Board of Directors, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

l)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m)	The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)	The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code, as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Maryland Corporation, for itself, and behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in paragraph 5.7), and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. The Minnesota Corporation will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Minnesota Corporation’s Treasurer.

     5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Maryland Corporation will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statement (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8 DISTRIBUTIONS. On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

     5.9 TAX RETURNS. The Acquiring Fund and the Acquired Fund agree to cooperate with each other after the Closing in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     5.10 CONFIRMATION OF TAX BASIS. The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis and holding period of each of the Assets delivered to the Acquiring Fund hereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement, on or before the Closing Date and, in addition, subject to the following conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund on such Closing Date a certificate executed in the Acquiring Fund’s name by the Maryland Corporation’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the Minnesota Corporation’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Minnesota Corporation.

     7.3 The reorganization involving the American Century _____ Fund and the Kopp _______ Fund shall have been approved by the shareholders of the Kopp _______ Fund.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the Board of Directors and the Acquired Fund Shareholders in accordance with applicable law and the provisions of the Minnesota Corporation’s Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)	The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)	The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

     As soon as practical after the Closing, American Century Investment Management, Inc., as adviser to the Acquiring Fund and Kopp Investment Advisors, LLC, as adviser to the Acquired Fund, or their affiliates, shall each pay one-half of all expenses associated with the Acquiring Fund’s and Acquired Fund’s participation in the Reorganization (provided, that American Century Management, Inc. and Kopp Investment Advisors, LLC shall share reasonable and necessary expenses associated with the Reorganization, together with reasonable and necessary expenses associated with the reorganization involving the American Century _____ Fund and the Kopp ___________ Fund, in excess of $630,000 in the aggregate subject to mutual agreement), and, except as provided in the following proviso, in no event shall the Acquiring Fund or Acquired Fund bear such expenses; provided, however, that the Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. American Century Investment Management, Inc. and Kopp Investment Advisors, LLC have entered into a Transaction Agreement dated September 13, 2006 in which they agreed, in Section 6.3 thereof, to pay such expenses as contemplated in this Article IX. The Acquiring Fund and the Acquired Fund are third party beneficiaries to Section 6.3 of that Transaction Agreement.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Maryland Corporation, on behalf of the Acquiring Fund, and the Minnesota Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

     This Agreement may be terminated by the mutual agreement of the Maryland Corporation and the Minnesota Corporation. In addition, either the Maryland Corporation or the Minnesota Corporation may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)	a determination by a party’s Board of Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Minnesota Corporation or the Maryland Corporation, respectively, and notice given to the other party hereto.

     In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Maryland Corporation, the Acquired Fund, the Minnesota Corporation, or their respective directors or officers, to the other party or its directors or officers.

ARTICLE XII

AMENDMENTS

     This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Minnesota Corporation and the Maryland Corporation as specifically authorized by their respective Board of Directors; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Missouri, without regard to the conflict of laws rules of that or any other jurisdiction.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

KOPP FUNDS, INC.
on behalf of its portfolio,
KOPP [_____] FUND

JOHN P. FLAKNE, Secretary

[AMERICAN CENTURY ENTITY]
on behalf of its portfolio,
AMERICAN CENTURY [_______] FUND

DAVID H. REINMILLER, Vice President

EXHIBIT B

FORM OF INVESTMENT SUBADVISORY AGREEMENT

     THIS INVESTMENT SUBADVISORY AGREEMENT (“Agreement”) is made as of the ____ day of ________, 2006, by and among KOPP INVESTMENT ADVISORS, LLC (“KIA”), a Minnesota limited liability company and AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (the “Subadvisor”), a Delaware corporation.

WITNESSETH:

     WHEREAS, KIA is the investment advisor to the Kopp Emerging Growth Fund (the “Fund”), a series of shares of Kopp Funds, Inc., organized as an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Investment Company Act”); and

     WHEREAS, KIA and the Subadvisor are both investment advisors registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”); and

     WHEREAS, Kopp Funds, Inc. has engaged KIA to serve as the investment advisor for the Fund pursuant to an Investment Advisory Agreement dated as of October 1, 1997, as amended, supplemented and otherwise modified from time to time; and

     WHEREAS, KIA desires to engage the Subadvisor as a subadvisor for the Fund, and the Subadvisor desires to accept such engagement; and

     WHEREAS, the Board of Directors of the Fund has determined that it is advisable to enter into this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

     1. INVESTMENT DESCRIPTION - APPOINTMENT. KIA hereby appoints and authorizes the Subadvisor to invest the Fund’s portfolio in a manner consistent with transitioning the Fund’s portfolio of assets into the American Century New Opportunities II Fund ( “AC New Opportunities II Fund”), a series of American Century Mutual Funds, Inc. Such a transition shall occur prior to the closing date of the reorganization pursuant to which AC New Opportunities II Fund will acquire all of the Fund’s assets. The Subadvisor accepts the appointment and agrees to furnish the services described herein.

     2. SERVICES AS INVESTMENT SUBADVISOR.

     (a) Subject to the general supervision of the Fund’s Board of Directors and of KIA, the Subadvisor will (i) act in conformity with the Fund’s Prospectus and Statement of Additional Information, the Investment Company Act, the Investment Advisers Act, the Internal Revenue Code of 1986, as amended (the “Code”), and all other applicable federal and state laws and regulations, as the same may from time to time be amended; (ii) place purchase and sale orders on behalf of the Fund; (iv) maintain books and records with respect to the securities transactions of the Fund; and (v) furnish the Fund’s Board of Directors such periodic, regular and special reports with respect to the Fund and its services hereunder as the Board may reasonably request or as may be required by applicable law or regulation.

     (b) The Subadvisor will furnish Kopp Funds, Inc. or KIA whatever information, including statistical data, Kopp Funds, Inc. or KIA may reasonably request with respect to the securities or other permissible instruments that the Fund may hold or contemplate purchasing.

     (c) The Subadvisor will at all times comply with the policies adopted by the Fund’s Board of Directors of which it has received written notice. If the Subadvisor believes that a change in any of such policies shall be advisable, it shall recommend such change to KIA and the Fund’s Board of Directors. Any change to any such policies whether suggested by the Subadvisor or not shall be approved by the Fund’s Board of Directors prior to the implementation of such change, and Subadvisor will be given reasonable notice of the anticipated change.

     (d) All cash, securities and other assets of the Fund shall be held at all times by such entity or entities engaged by Kopp Funds, Inc. to be the custodian (collectively, the “custodian”) in compliance with Section 17(f) of the Investment Company Act. The Subadvisor shall not be responsible for any custody arrangements involving any assets of the Fund or for the payment of any custodial charges or fees, nor shall the Subadvisor have possession or custody of any such assets. All payments, distributions and other transactions in cash, securities or other assets in respect of the Fund shall be made directly to or from the custodian. KIA shall provide, or shall direct the custodian to provide, to the Subadvisor from time to time such reports concerning assets, receipts and disbursements with respect to the Fund as the Subadvisor may request, including daily information on cash balances available for investment, Fund redemption activity and market value of the securities or other permissible instruments held by the Fund.

     (e) KIA acknowledges and agrees that the Subadvisor is not the Fund’s pricing agent, and is not responsible for pricing the securities held by any Fund, however the Subadvisor will provide reasonable assistance to the Fund’s pricing agents in valuing securities held by the Fund for which market quotations are not readily available.

     (f) The Subadvisor makes no representations or warranties, express or implied, that any level of performance or investment results will be achieved by the Fund or that the Fund will perform comparably with any standard, including any other clients of the Subadvisor or index.

     (g) The Subadvisor will not consult with any other subadvisors of the Fund or other subadvisors to a series under common control with any Fund concerning transactions of the Fund in securities or other assets.

     (h) The Subadvisor will not advise or act for the Fund in any legal proceedings, including bankruptcies or class actions, involving securities or other permissible instruments held in the Fund or issues of those securities, unless otherwise agreed, provided that the Subadvisor will provide reasonable assistance to KIA and the custodian in connection with the filing and processing of claims and actions on behalf of the Fund.

     3. BROKERAGE.

     (a) In executing transactions for the Fund and selecting brokers or dealers, the Subadvisor will seek to obtain the best price and execution available and shall execute or direct the execution of all such transactions as permitted by law and in a manner that is consistent with its fiduciary obligations to the Fund and its other clients. In assessing the best price and execution available for any Fund transaction, the Subadvisor will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction and on a continuing basis. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Subadvisor may, at its discretion, execute transactions with brokers and dealers who provide the Fund and/or other accounts over which the Subadvisor exercises investment discretion with research advice and other services, but in all instances best price and execution shall control. The Subadvisor is authorized to place purchase and sale orders for the Fund with brokers and/or dealers subject to the supervision of KIA and the Board of Directors of the Fund and in accordance with the limitations set forth in the registration statement for the Fund shares then in effect.

     (b) On occasions when the Subadvisor deems the purchase or sale of a security to be in the best interest of a Fund as well as one or more of its other clients, the Subadvisor may to the extent permitted by applicable law, but shall not be obligated to, aggregate the securities to be sold or purchased with those of its other clients. In such event, allocation of the securities so purchased or sold will be made by the Subadvisor in a manner it considers to be equitable and consistent with its fiduciary obligations to Kopp Funds, Inc. and to such other clients. KIA recognizes that, in some cases, this procedure may limit the size of the position that may be acquired or sold for a Fund.

     4. INFORMATION PROVIDED TO KOPP FUNDS, INC.

     (a) The Subadvisor will keep Kopp Funds, Inc. and KIA informed of developments materially affecting the Fund.

     (b) The Subadvisor will provide Kopp Funds, Inc. and KIA with such investment records, ledgers, accounting and statistical data, written reports and analyses and other information as Kopp Funds, Inc. and KIA require for the preparation of registration statements, periodic and other reports and other documents required by federal and state laws and regulations, and particularly as may be required for the periodic review, renewal, amendment or termination of this Agreement, and such additional documents and information as Kopp Funds, Inc. and KIA may reasonably request for the management of their affairs.

     (c) At the request of the Board of Directors, a representative of the Subadvisor shall provide a presentation on the Fund’s performance and such other matters as the Board of Directors, the Subadvisor and KIA believe is appropriate.

     (d) The Subadvisor shall furnish to regulatory authorities any information or reports in connection with such services as may be lawfully requested, provided, however, that the Subadvisor shall not otherwise be responsible for the preparation and filing of any other reports or statements (including, without limitation, any tax returns or financial statements) required of the Fund by any governmental or regulatory agency, except as expressly agreed to in writing. The Subadvisor shall also, at Kopp Funds, Inc.’s request, certify to Kopp Funds, Inc.’s independent auditors that sales or purchases aggregated with those of other clients of the Subadvisor, as described in Section 3 above, were allocated in a manner it considers to be equitable.

     (e) In compliance with the requirements of the Investment Company Act, the Subadvisor hereby agrees that all records that it maintains for the Fund are the property of Kopp Funds, Inc. and further agrees to surrender to Kopp Funds, Inc. promptly upon Kopp Funds, Inc.’s written request any of such records. In addition, the Subadvisor agrees to cooperate with Kopp Funds, Inc. and KIA when either of them is being examined by any regulatory authorities, and specifically agrees to promptly comply with any request by such authorities to provide information or records. The Subadvisor further agrees to preserve for the periods of time prescribed by the Investment Company Act and the Investment Advisers Act the records it maintains in accordance with Section 2(a)(iv) hereof.

     (f) KIA will vote the Fund’s investment securities in accordance with its proxy voting policy and procedures. The Subadvisor shall not be responsible for any such voting.

     (g) In connection with the purchase and sale of securities of the Fund, the Subadvisor shall arrange for the transmission to KIA and the custodian for the Fund on a daily basis such confirmation, trade tickets and other documents as may be reasonably necessary to enable them to perform their administrative responsibilities with respect to the Fund’s investment portfolio. With respect to portfolio securities to be purchased or sold through the Depository Trust Company, the Subadvisor shall arrange for the automatic transmission of the I.D. confirmation of the trade to the custodian of the Fund. The Subadvisor will be responsible for providing portfolio trades to the Fund’s accounting agent for inclusion in the daily calculation of the Fund’s net asset value in a manner, and in accordance with such time requirements as KIA and the Subadvisor shall agree on.

     5. CONFIDENTIALITY. The parties to this Agreement agree that each shall treat as confidential in accordance with its policies and procedures to protect similar confidential information, and with applicable law, all information provided by a party to the others regarding such party’s business and operations, including without limitation the investment activities, holdings, or identities of shareholders of the Fund. All confidential information provided by a party hereto shall be used by any other parties hereto solely for the purposes of rendering services pursuant to this Agreement and, except as may be required in carrying out the terms of this Agreement, shall not be disclosed to any third party without the prior consent of such providing party. The foregoing shall not be applicable to any information that is publicly available when provided or which thereafter becomes publicly available other than in contravention of this paragraph. The foregoing also shall not apply to any information which is required to be disclosed by any regulatory authority in the lawful and appropriate exercise of its jurisdiction over a party, by any auditor of the parties hereto, by judicial or administrative process or otherwise by applicable law or regulation; provided, however, that the disclosing party shall provide reasonable notice to the other parties hereto prior to any such disclosure.

     6. STANDARD OF CARE. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties hereunder on the part of the Subadvisor, it, as an inducement to it to enter into this Agreement, shall not be subject to liability to KIA, the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder for any losses that may be sustained in the purchase, holding or sale of any security.

     7. COMPENSATION. Subadvisor will not receive any compensation for the services rendered pursuant to this Agreement.

     8. EXPENSES. The Subadvisor shall not bear out-of-pocket expenses in connection with the performance of its services under this Agreement. Without limiting the foregoing, the Subadvisor will not be responsible for the following expenses: (a) brokerage fees or commissions in connection with the execution of securities transactions, (b) taxes and interest; and (c) custodian fees and expenses.

     9. SERVICES TO OTHER COMPANIES OR ACCOUNTS. KIA understands that the Subadvisor or its affiliates may act as investment advisor to other clients and KIA has no objection to the Subadvisor so acting. In addition, KIA understands that the persons employed by the Subadvisor to assist in the performance of the Subadvisor’s duties hereunder will not devote their full time to such service and nothing contained herein shall be deemed to limit or restrict the right of the Subadvisor or any affiliate of the Subadvisor to engage in and devote time and attention to other business or to render services of whatever kind or nature.

     10. TERM AND TERMINATION OF AGREEMENT.

     (a) This Agreement shall become effective upon approval by shareholders of the Fund of this Agreement and shall continue until the Fund is reorganized into AC New Opportunities II Fund. The Agreement may continue thereafter so long as such continuance is specifically approved at least annually by (i) the Board of Directors of Kopp Funds, Inc. or (ii) a vote of a majority of the Fund’s outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Directors who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement, by a vote cast at a meeting called for the purpose of voting on such approval.

     (b) This Agreement is terminable without penalty as to the Fund on 60 days’ written notice by (i) the Board of Directors of Kopp Funds, Inc., (ii) by vote of holders of a majority of a Fund’s shares, (iii) by KIA, or (iv) by the Subadvisor, and will terminate automatically upon any termination of the investment advisory agreement between Kopp Funds, Inc. and KIA. This Agreement will terminate automatically in the event of its assignment. The Subadvisor agrees to notify KIA of any circumstances that might result in this Agreement being deemed to be assigned.

     11. REPRESENTATIONS.

     (a) KIA and the Subadvisor each represents that it is registered as an investment advisor under the Investment Advisers Act, that it will use its reasonable best efforts to maintain such registration, and that it will promptly notify the other if it ceases to be so registered, if its registration is suspended for any reason, or if it is notified by any regulatory organization or court of competent jurisdiction that it should show cause why its registration should not be suspended or terminated. KIA and the Subadvisor each further represents that it is registered under the laws of all jurisdictions in which the conduct of its business hereunder requires such registration.

     (b) KIA represents and warrants that (i) the appointment of the Subadvisor has been duly authorized; (ii) it has full power and authority to execute and deliver this Agreement and to perform the services contemplated hereunder, and such execution, delivery and performance will not cause it to be in violation of its Articles of Organization, Bylaws, or any material laws; and (iii) it has received a copy of Part II of the Subadvisor’s Form ADV no less than 48 hours prior to entering into this Agreement.

     (c) The Subadvisor represents and warrants that (i) its service as subadvisor hereunder has been duly authorized; (ii) it has full power and authority to execute and deliver this Agreement and to perform the services contemplated hereunder, and such execution, delivery and performance will not cause it to be in violation of its organizational documents, its Bylaws or material laws; (iii) it will at all times in the performance of its duties hereunder comply in all material respects with the provisions of the Investment Company Act, the Investment Advisers Act, the Code and all other applicable federal and state laws and regulations, as the same may be amended from time to time; and (iv) it has all controls necessary to perform its obligations under and comply with the representations and warranties it made in this Agreement.

     12. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     13. ENTIRE AGREEMENT. This Agreement constitutes the entire agreement between the parties hereto on the subject matter described herein.

     14. INDEPENDENT CONTRACTOR. In the performance of its duties hereunder, the Subadvisor is and shall be an independent contractor and, unless otherwise expressly provided or authorized, shall have no authority to act for or represent Kopp Funds, Inc. or KIA in any way, or otherwise be deemed to be an agent of Kopp Funds, Inc. or KIA.

     15. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or similar authority, the remainder of this Agreement shall not be affected thereby.

     16. NOTICES. All notices and other communications hereunder shall be given or made in writing and shall be delivered personally, or sent by telex, telecopy, express delivery or registered or certified mail, postage prepaid, return receipt requested, to the party or parties to whom they are directed at the following addresses, or at such other addresses as may be designated by notice from such party to all other parties.

     To the Subadvisor:

American Century Investment Management, Inc.
American Century Investments
4500 Main Street
Kansas City, Missouri 64111
Attention: David H. Reinmiller, Esq.
Attn: 816-340-4964

To KIA:

Kopp Investment Advisors, LLC
7701 France Avenue South, Suite 500
Edina, Minnesota 55435
Attn: John P. Flakne
Fax No.: 952-841-0475

     Any notice, demand or other communication given in a manner prescribed in this Section shall be deemed to have been delivered on receipt.

     17. DISCLOSURE. KIA shall not, without the prior written consent of the Subadvisor, make representations regarding or reference the Subadvisor or any affiliates in any disclosure document, advertisement, sales literature or other promotional materials; provided, however, the Subadvisor need not review or consent to any reference to its name only or any language that it has previously approved for use in another document.

     18. FORCE MAJEURE. The Subadvisor shall not be liable for any failure, delay or interruption in the performance of its obligations hereunder if such failure, delay or interruption results from the occurrence of any acts, events or circumstances beyond the Subadvisor’s reasonable control, and the Subadvisor shall have no responsibility of any kind for any loss or damage thereby incurred or suffered by KIA or Kopp Funds, Inc. In such case, the terms of this Agreement shall continue in full force and effect and the Subadvisor obligations shall be performed or carried out as soon as legally and practicably possible after the cessation of such acts, events or circumstances.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below on the day and year first written above.

KOPP INVESTMENT ADVISORS, LLC	AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.

By:	By:
Name: John P. Flakne	Name: David C. Tucker
Title: Executive Vice President,	Title: Senior Vice President
Chief Financial Officer and Secretary

EXHIBIT C

SUMMARY OF INVESTMENT LIMITATIONS

     The following chart contains a summary of the fundamental and non-fundamental investment limitations of AC Equity Growth Fund and Kopp TQM Fund. A policy that is fundamental may not be changed without shareholder approval.

AC Equity Growth Fund	Kopp TQM Fund
FUNDAMENTAL INVESTMENT POLICIES	FUNDAMENTAL INVESTMENT POLICIES

Senior Securities: The Fund may not issue senior securities, except as permitted under the 1940 Act.	Senior Securities: The Fund may not issue senior securities, except as permitted under the 1940 Act.

Borrowings:
The Fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the Fund’s total assets. For purposes of this policy, short positions held by the Fund will not be considered borrowings.	Borrowings:
The Fund may (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law.

Lending:
The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.	Lending:
The Fund may not make loans if, as a result, more than 33 1/3% of the Fund’s assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements.

The Fund has the related non-fundamental policy:

The Fund may not make any loans other than loans of portfolio securities, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

Real Estate:
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.	Real Estate:
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

Concentration:	Concentration:
The Fund may not concentrate (invest 25% or more of the Fund’s total assets at the time of purchase) its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).	The Fund may not invest more than 25% of its assets in securities of companies in any one industry. “Industry” is defined to include groups of related industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Underwriting:	Underwriting:
The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.	The Fund may not act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, in connection with the purchase and sale of portfolio securities.

Commodities:	Commodities:
The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the Fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

Control:	Control:
The Fund may not invest for purposes of exercising control over management.	No applicable limitation.

Diversification of Investments:	Diversification of Investments:
The Fund is diversified as defined in the 1940 Act. Diversified means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.	The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

NON-FUNDAMENTAL INVESTMENT POLICIES	NON-FUNDAMENTAL INVESTMENT POLICIES

In addition, the Fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Directors:	The following are the Fund’s non-fundamental investment policies, which may be changed by the Board of Directors without shareholder approval.

Short Sales:	Short Sales:
The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.	The Fund may not sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

Illiquid Securities:	Illiquid Securities:
The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.	The Fund may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

Borrowings:	Borrowings:
The Fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund. For purposes of this policy, short positions held by the Fund will not be considered borrowings.	The Fund may not borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its assets.

Purchases on Margin:	Purchases on Margin:
The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.	The Fund may not purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

Securities of Other Investment Companies	Securities of Other Investment Companies:
The Fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with its investment policies and restrictions. These investments may include investments in money market funds managed by American Century. Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to	The Fund may not purchase securities of other investment companies except in compliance with the 1940 Act.
* 3% of the total voting stock of any one investment company;

* 5% of the Fund’s total assets with respect to any one investment company; and

* 10% of the Fund’s total assets in the aggregate.

Investment Policy:	Investment Policy:
No applicable limitation.	The Fund may not make any change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

Loans:
The Fund may not make any loans other than loans of portfolio securities, except through purchases of debt securities or debt instruments or engaging in repurchase agreements with respect to portfolio securities.

     The following chart contains a summary of the fundamental and non-fundamental investment limitations of AC New Opportunities II Fund and Kopp Emerging Growth Fund. A policy that is fundamental may not be changed without shareholder approval.

AC New Opportunities II Fund FUNDAMENTAL INVESTMENT POLICIES:	Kopp Emerging Growth Fund FUNDAMENTAL INVESTMENT POLICIES:

Issuing Senior Securities:	Issuing Senior Securities:
The Fund may not issue senior securities, except as permitted under the 1940 Act.	The Fund may not issue senior securities, except as permitted under the 1940 Act.

Borrowing:	Borrowing:
The Fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the Fund’s total assets.	The Fund may (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law.

Lending:	Lending:
The Fund may not lend any security or make any other loan if, as a result, more than 331/3% of the Fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.	The Fund may not make loans if, as a result, more than 33 1/3% of the Fund’s assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements.

Real Estate:	Real Estate:
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

Concentration:	Concentration:
The Fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).	The Fund may not invest more than 25% of its assets in securities of companies in any one industry. “Industry” is defined to include groups of related industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Underwriting:	Underwriting:
The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.	The Fund may not act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, in connection with the purchase and sale of portfolio securities.

Investing in Commodities:	Investing in Commodities:
The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities); and

Control:	Control:
The Fund may not invest for purposes of exercising control over management.	No applicable limitation.

Diversification of Investments:	Diversification of Investments:
The Fund is diversified as defined in the 1940 Act. Diversified means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.	No applicable limitation because the Fund is a non-diversified investment company.

NON-FUNDAMENTAL INVESTMENT POLICIES	NON-FUNDAMENTAL INVESTMENT POLICIES

In addition, the Fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Directors:	The following are the Fund’s non-fundamental investment policies, which may be changed by the Board of Directors without shareholder approval.

Illiquid Securities:	Illiquid Securities:
The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.	The Fund may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

Short Sales:	Short Sales:
The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.	The Fund may not sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

Margin Purchases:	Margin Purchases:
The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.	The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

Futures Contracts:	Futures Contracts:
The Fund may enter into futures contracts and write and buy put and call options relating to futures contracts. The Fund may not, however, enter into leveraged futures transactions if it would be possible for the Fund to lose more than the notional value of the investment.	No applicable limitation.

Securities of Other Investment Companies	Securities of Other Investment Companies:
The Fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with its investment policies and restrictions. These investments may include investments in money market funds managed by American Century. Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to	The Fund may not purchase securities of other investment companies except in compliance with the 1940 Act.
* 3% of the total voting stock of any one investment company;

* 5% of the Fund’s total assets with respect to any one investment company;

and

* 10% of the Fund’s total assets in the aggregate.

Borrowing:	Borrowing:
The Fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.	The Fund may not borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its assets.

Investment Policy:	Investment Policy:
No applicable limitation.

The Fund may not make any change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

Loans:	Loans:
No applicable limitation.	The Fund may not make any loans other than loans of portfolio securities, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

Investment in Issues with Limited Operating Histories:	Investment in Issues with Limited Operating Histories:
The Fund may invest a portion of its equity assets in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.	No applicable limitation.

EXHIBIT D

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

AC EQUITY GROWTH FUND

AC Equity Growth Fund – Performance

Growth of $10,000 over 10 Years
$10,000 Investment Made December 31, 1995

One-year Returns over 10 Years
Periods ended December 31
	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
Investor Class	27.34%	36.06%	25.45%	18.47%	–10.95%	–11.01%	–20.32%	30.27%	13.98%	7.30%
S&P 500 Index	22.96%	33.36%	28.58%	21.04%	–9.10%	–11.89%	–22.10%	28.68%	10.88%	4.91%

     Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

     Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

AC Equity Growth Fund- Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN, TOM VAIANA, AND FEI ZOU

PERFORMANCE SUMMARY

     In 2005, AC Equity Growth Fund outperformed its benchmark, the S&P 500 Index, for the fifth consecutive year. The portfolio posted a total return of 7.30%* for the year, while the S&P 500 returned 4.91%.

STOCK MARKET REVIEW

     Stocks quietly generated modest gains in 2005, their third straight year of positive performance. Energy was the dominant theme in the stock market for the year, with oil prices reaching a record high of more than $70 a barrel in August. Rising short-term interest rates and a devastating hurricane season also served as headwinds for the stock market during the year.

     Positive influences on the market included unexpectedly strong earnings, which enabled the S&P 500 to extend its streak of double-digit earnings growth to 14 consecutive quarters. However, this growth was driven almost entirely by sharply higher profits in the energy sector. The economy remained healthy, growing by 3.5% in 2005, and declining oil prices late in the year helped ease inflation concerns.

     Overall, the major stock indexes each advanced by approximately 5% in 2005. Based on the performance of the Standard & Poor’s indexes, mid-cap stocks posted the best results, followed by small-cap and large-cap issues. In the large-cap segment of the market, value stocks outperformed growth for the sixth year in a row.

     Eight of the ten sectors in the S&P 500 gained in 2005, led by energy and utilities–the biggest beneficiaries of higher energy prices. The only two sectors of the market to decline during the year were consumer discretionary and telecommunication services.

HEALTH CARE STOCKS OUTPERFORMED

     Successful stock selection was the key to AC Equity Growth Fund’s outperformance of the S&P 500 in 2005. The best results by far were in the health care sector, which was responsible for nearly two-thirds of the portfolio’s outperformance. Five of the top ten contributors to relative results were health care stocks.

     Health care providers posted the best results, led by wholesale drug distributors McKesson and AmerisourceBergen. Both companies benefited from the successful transition to a fee-for-services business model, which led to higher profit margins and strong earnings growth.

Top Ten Holdings
as of December 31, 2005

	% of	% of
	Net Assets	Net Assets
	as of	as of
	12/31/05	6/30/05
Exxon Mobil Corp.	4.0%	3.7%
Intel Corp.	2.4%	3.0%
Johnson & Johnson	2.3%	3.0%
Bank of America Corp.	2.2%	3.1%
American Express Co.	2.0%	2.0%
Amgen Inc.	1.9%	1.6%
Wells Fargo & Co.	1.9%	2.0%
Viacom, Inc. Cl B	1.8%	1.6%
Capital One Financial Corp.	1.7%	1.5%
McKesson Corp.	1.7%	1.7%
____________________

*	All fund returns referenced in this commentary are for Investor Class shares.

AC Equity Growth Fund – Portfolio Commentary

     Other top performers in health care included managed health care provider CIGNA, which benefited from improving profit margins and stabilizing membership numbers, and Kos Pharmaceuticals, which reported strong sales of its flagship cholesterol drug.

WINNERS IN ENERGY AND INDUSTRIALS

     Stock selection was also beneficial in the energy and industrials sectors. The top individual contributor in the portfolio was oil & gas producer Sunoco, which surged as refining profit margins increased sharply.

     In the industrial sector, credit reporting agency Equifax was the best contributor. The rise in credit card debt, personal bankruptcies, and identity theft increased demand for the credit reports provided by Equifax.

TECHNOLOGY STOCKS WERE MIXED

     Information technology stocks produced mixed results, with stock selection detracting fractionally from relative performance. Two of the top contributors in the portfolio were Apple Computer, which more than doubled during the year thanks to the runaway success of the iPod, and cell phone maker Motorola, which posted healthy earnings growth and captured a higher share of the U.S. market.

     However, the fund’s two worst contributors to relative results were also technology stocks. Computer giant IBM declined after reporting disappointing earnings and restructuring its European operations, while Internet provider EarthLink suffered user losses early in the year that weighed on revenues.

CONSUMER STAPLES DETRACTED FROM RESULTS

     The portfolio’s only significant detractor from performance relative to the S&P 500 was the consumer staples sector. Although several fund holdings in this sector underperformed during the year–including fresh produce distributor Chiquita Brands International and battery maker Energizer Holdings–the worst contributors were stocks in the index that performed well but were absent or underrepresented in the portfolio. Examples include tobacco products company Altria and beverage maker PepsiCo.

AC Equity Growth Fund’s Five Largest
Overweights as of December 31, 2005

	% of	% of
	Portfolio’s	S&P 500
	Stocks	Index
McKesson Corp.	1.72%	0.14%
Berkley (W.R.) Corp.	1.55%	—
Sunoco, Inc.	1.60%	0.09%
Capital One Financial Corp.	1.73%	0.23%
Hospira Inc.	1.52%	0.06%

AC Equity Growth Fund’s Five Largest
Underweights as of December 31, 2005

	% of	% of
	Portfolio’s	S&P 500
	Stocks	Index
General Electric Co.	—	3.29%
Citigroup Inc.	—	2.18%
Procter & Gamble Co. (The)	—	1.72%
Microsoft Corporation	0.41%	2.13%
American International Group, Inc.	—	1.57%

AC NEW OPPORTUNITIES II FUND – PERFORMANCE

Total Returns as of October 31, 2005
	Average annual
	Returns
		Since		Inception
	1 Year	Inception		Date
INVESTOR CLASS	10.14%	7.66%		6/1/01
RUSSELL 2000 GROWTH INDEX(1)	10.91%	1.96	%(2)	—
A Class				1/31/03
No sales charge*	9.91%	20.18	%(3)
With sales charge*	3.61%	17.66	%(3)
B Class				1/31/03
No sales charge*	9.03%	19.27	%(3)
With sales charge*	5.02%	18.48	%(3)
C Class	9.16%	19.46	%(3)	1/31/03
____________________

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	(c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.

Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. – A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2)	Since 5/31/01, the date nearest the Investor Class’s inception for which data are available.

(3)	Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 2/21/03, 2/1/03 to 2/10/03, and 2/1/03 to 6/30/03 for the A, B, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

AC New Opportunities II Fund – Performance

Growth of $10,000 over Life of Class
$10,000 Investment Made June 1, 2001

One-year Returns over Life of Class
Periods ended October 31
	2001*	2002	2003	2004	2005
Investor Class	–9.60%	–8.19%	38.55%	9.39%	10.14%
Russell 2000 Growth Index	–19.01%	–21.57%	46.56%	5.53%	10.91%
____________________

*	From 6/1/01, the Investor Class’s inception date. Index data from 5/31/01, the date nearest the Investor Class’s inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

New Opportunities II – Portfolio Commentary

THE NEW OPPORTUNITIES II INVESTMENT TEAM: PORTFOLIO MANAGERS TOM TELFORD AND HAROLD S. BRADLEY AND INVESTMENT ANALYSTS STAFFORD SOUTHWICK AND MATT FERRETTI.

     American Century New Opportunities II advanced 10.14%* during the fiscal year ended October 31, 2005, lagging the 10.91% return of its benchmark, the Russell 2000 Growth Index.

ECONOMIC REVIEW

     The U.S. economy (as measured by gross domestic product – GDP) grew at a moderate rate during the fiscal year. The annualized “real” rate of GDP growth (factoring out inflation) ranged from 3.3% to 4.3%. Energy costs and short-term interest rates soared, but “core” inflation (excluding food and energy prices) remained relatively stable.

     Energy costs jumped 35% in the Consumer Price Index (CPI) for the year ended September 30, 2005 (reported in October 2005) as crude oil futures flirted with $70 a barrel. But the one-year percentage change in core CPI fell back to the same 2% level as a year earlier. Attempting to keep inflation under control, the Federal Reserve, in eight quarter-point increments, raised its overnight interest rate target two full percentage points to 3.75% by October 2005 from 1.75% in October 2004.

STOCK MARKET REVIEW

     Overcoming rising fuel and interest costs, corporate earnings for the Standard & Poor’s 500 Index (through the third quarter of 2005) extended their string of double-digit growth to 12 straight quarters. The S&P 500, a key benchmark for larger-capitalization companies, returned 8.72% in the fiscal year. That performance trailed its smaller-cap counterparts, the S&P MidCap 400 and SmallCap 600 indices, which gained 17.65% and 15.27%, respectively.

     As a group, small-cap value stocks outpaced small-cap growth issues, as the Russell 2000 Value Index gained 13.04%, 213 bps more than the 10.91% return of the Russell 2000 Growth.

MATERIAL RESULTS

     Solid security selection in the materials sector, especially in the metals and mining industry, contributed significantly to New Opportunities II’s fiscal-year return. Titanium Metals Corp., a maker of titanium parts used in aircraft and the portfolio’s largest average individual weighting during the year, exemplified the type of investment the New Opportunities II team targets.

Top Ten Holdings as of October 31, 2005
as a % of Net Assets
	10/31/05	4/30/05
Titanium Metals Corp.	3.6%	1.8%
Quidel Corp.	2.5%	—
American Science and Engineering Inc.	2.4%	—
Administaff, Inc.	1.9%	—
Matrix Service Co.	1.7%	—
Radiation Therapy Services Inc.	1.7%	1.5%
Grant Prideco Inc.	1.5%	1.2%
Knight Capital Group, Inc. Cl A	1.5%	—
FPIC Insurance Group Inc.	1.5%	—
Ceradyne Inc.	1.5%	—
____________________

*	All fund returns referenced in this commentary are for Investor Class shares. (continued)

     Benefiting from surging demand as aircraft makers sought more lightweight materials, in part to combat rising jet fuel costs, Titanium Metals exhibited both solid earnings acceleration and strong relative price strength – two key attributes for portfolio inclusion. The company’s share price increased almost five-fold in the 12-month period, composing about a third of the portfolio’s total return.

     In the consumer discretionary sector, sound stock picks among specialty retailers and an avoidance of struggling media companies and multi-line retailers boosted relative performance for New Opportunities II. As a whole, the sector ranked second only to materials in positive absolute contributions to the portfolio.

     Stock selection in industrials also generated positive results. The portfolio bought a stake in Administaff, a provider of human resources staffing to small and medium-sized businesses, and that company’s shares surged along with its earnings.

TRIPPING ON TECHNOLOGY

     The information technology sector stripped more than any other from New Opportunities II’s return. The portfolio’s underweight position couldn’t overcome weak stock selection in software, semiconductors and information technology services. Six of the portfolio’s 10 leading individual relative detractors came from the IT sector. However, the portfolio did enjoy substantial contributions from Itron, a maker of electronic meter and data collection equipment for the utility industry.

     The portfolio’s biggest decliner, Able Laboratories, lost 90% of its value in a two-month period in mid-2005. The generic drug maker abruptly suspended all manufacturing and shipping operations as regulatory questions arose about its laboratory and production procedures. Shortly after the second quarter of 2005 ended, the company lost its second chief executive in two months and has since decided to auction all its assets. New Opportunities II shed the stock, but not before incurring some of its damage.

     An overweight in financials – in large part reflecting a decision to avoid bigger weights in IT and health care – also hurt the portfolio’s performance as rising short-term interest rates and a flattening yield curve challenged commercial banks, thrifts and other lenders.

INVESTMENT PHILOSOPHY

     We remain committed to pursuing an investment approach of identifying small companies that appear to have accelerating earnings and revenue growth. We believe this approach provides the optimum potential for long-term investment rewards.

Top Five Industries as of October 31, 2005
as a % of Net Assets
	10/31/05	4/30/05
Health Care Equipment & Supplies	10.9%	5.6%
Capital Markets	8.7%	0.8%
Commercial Banks	6.2%	3.5%
Commercial Services & Supplies	5.5%	2.0%
Semiconductors & Semiconductor Equipment	5.1%	1.2%

Types of Investments in Portfolio
as a % of Net Assets
	10/31/05	4/30/05
Common Stocks	100.1%	97.7%
Temporary Cash Investments	1.7%	1.2%
Other Assets and Liabilities	(1.8)%	1.1%

EXHIBIT E

FINANCIAL INFORMATION

AC EQUITY GROWTH FUND

Financial Highlights–Annual

AC Equity Growth Fund – Financial Highlights
For a share outstanding throughout the years ended December 31

	Investor Class
	2005	2004	2003	2002	2001
PER-SHARE DATA
Net Asset Value, Beginning of
Period	$22.08	$19.60	$15.19	$19.24	$21.77
Income From Investment Operations
Net Investment Income
(Loss)(1)	0.22	0.25	0.17	0.15	0.13
Net Realized and Unrealized
Gain (Loss)	1.39	2.47	4.41	(4.05)	(2.53)
Total From Investment
Operations	1.61	2.72	4.58	(3.90)	(2.40)
Distributions
From Net Investment Income	(0.22)	(0.24)	(0.17)	(0.15)	(0.13)
From Net Realized Gains	(0.10)	—	—	—	—
Total Distributions	(0.32)	(0.24)	(0.17)	(0.15)	(0.13)
Net Asset Value, End of Period	$23.37	$22.08	$19.60	$15.19	$19.24
TOTAL RETURN(2)	7.30%	13.98%	30.27%	(20.32)%	(11.01)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets	0.67%	0.68%	0.69%	0.69%	0.68%
Ratio of Net Investment Income
(Loss) to Average Net Assets	0.98%	1.24%	1.00%	0.86%	0.64%
Portfolio Turnover Rate	106%	97%	95%	100%	79%
Net Assets, End of Period
(in thousands)	$1,962,596	$1,547,062	$1,188,103	$979,959	$1,465,026
____________________

(1)	Computed using average shares outstanding throughout the period.

(2)

Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

AC Equity Growth Fund – Financial Highlights
For a share outstanding throughout the years ended December 31

	Advisor Class
	2005	2004	2003	2002	2001
PER-SHARE DATA
Net Asset Value, Beginning of Period	$22.07	$19.59	$15.17	$19.23	$21.77
Income From Investment Operations
Net Investment Income (Loss)(1)	0.17	0.20	0.13	0.11	0.08
Net Realized and Unrealized Gain
(Loss)	1.37	2.47	4.41	(4.06)	(2.54)
Total From Investment Operations	1.54	2.67	4.54	(3.95)	(2.46)
Distributions
From Net Investment Income	(0.16)	(0.19)	(0.12)	(0.11)	(0.08)
From Net Realized Gains	(0.10)	—	—	—	—
Total Distributions	(0.26)	(0.19)	(0.12)	(0.11)	(0.08)
Net Asset Value, End of Period	$23.35	$22.07	$19.59	$15.17	$19.23
TOTAL RETURN(2)	6.99%	13.71%	30.05%	(20.60)%	(11.28)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets	0.92%	0.93%	0.94%	0.94%	0.93%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.73%	0.99%	0.75%	0.61%	0.39%
Portfolio Turnover Rate	106%	97%	95%	100%	79%
Net Assets, End of Period (in thousands)	$265,812	$160,427	$114,404	$99,615	$132,214
__________________

(1)	Computed using average shares outstanding throughout the period.

(2)

Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

AC Equity Growth Fund – Financial Highlights
For a share outstanding throughout the years ended December 31 (except as noted)

	C Class
	2005	2004	2003	2002	2001(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$22.03	$19.55	$15.14	$19.23	$20.26
Income From Investment Operations
Net Investment Income (Loss)(2)	— (3)	0.05	(0.01)	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss)	1.37	2.47	4.43	(4.07)	(0.99)
Total From Investment Operations	1.37	2.52	4.42	(4.09)	(1.03)
Distributions
From Net Investment Income	(0.02)	(0.04)	(0.01)	—	—
From Net Realized Gains	(0.10)	—	—	—	—
Total Distributions	(0.12)	(0.04)	(0.01)	—	—
Net Asset Value, End of Period	$23.28	$22.03	$19.55	$15.14	$19.23
TOTAL RETURN(4)	6.23%	12.89%	29.20%	(21.23)%	(5.13)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net
Assets	1.67%	1.68%	1.69%	1.69%	1.68	%(5)
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.02)%	0.24%	0.00%	(0.14)%	(0.44	)%(5)
Portfolio Turnover Rate	106%	97%	95%	100%	79	%(6)
Net Assets, End of Period (in thousands)	$4,536	$2,088	$1,076	$268	$139
__________________

(1)	July 18, 2001 (commencement of sale) through December 31, 2001.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)

Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

AC Equity Growth Fund- Financial Highlights – Semiannual

AC Equity Growth Fund – Financial Highlights
For a share outstanding throughout the years ended December 31 (except as noted)

	Investor Class
	2006(1)		2005	2004	2003	2002	2001
PER-SHARE DATA
Net Asset Value, Beginning of
Period	$23.37		$22.08	$19.60	$15.19	$19.24	$21.77
Income From Investment Operations
Net Investment Income
(Loss)(2)	0.11		0.22	0.25	0.17	0.15	0.13
Net Realized and Unrealized
Gain (Loss)	0.57		1.39	2.47	4.41	(4.05)	(2.53)
Total From Investment
Operations	0.68		1.61	2.72	4.58	(3.90)	(2.40)
Distributions
From Net Investment
Income	(0.09)		(0.22)	(0.24)	(0.17)	(0.15)	(0.13)
From Net Realized Gains	(0.03)		(0.10)	—	—	—	—
Total Distributions	(0.12)		(0.32)	(0.24)	(0.17)	(0.15)	(0.13)
Net Asset Value, End of Period	$23.93		$23.37	$22.08	$19.60	$15.19	$19.24
TOTAL RETURN(3)	2.95%		7.30%	13.98%	30.27%	(20.32)%	(11.01)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets	0.67	%(4)	0.67%	0.68%	0.69%	0.69%	0.68%
Ratio of Net Investment Income
(Loss) to Average Net Assets	0.87	%(4)	0.98%	1.24%	1.00%	0.86%	0.64%
Portfolio Turnover Rate	54%		106%	97%	95%	100%	79%
Net Assets, End of Period
(in thousands)	$2,210,452		$1,962,596	$1,547,062	$1,188,103	$979,959	$1,465,026
____________________

(1)	Six months ended June 30, 2006 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)

Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)	Annualized.

See Notes to Financial Statements.

AC Equity Growth Fund – Financial Highlights
For a share outstanding throughout the years ended December 31 (except as noted)

	Advisor Class
	2006(1)		2005	2004	2003	2002	2001
PER-SHARE DATA
Net Asset Value, Beginning of Period	$23.35		$22.07	$19.59	$15.17	$19.23	$21.77
Income From Investment Operations
Net Investment Income
(Loss)(2)	0.08		0.17	0.20	0.13	0.11	0.08
Net Realized and Unrealized
Gain (Loss)	0.58		1.37	2.47	4.41	(4.06)	(2.54)
Total From Investment
Operations	0.66		1.54	2.67	4.54	(3.95)	(2.46)
Distributions
From Net Investment Income	(0.07)		(0.16)	(0.19)	(0.12)	(0.11)	(0.08)
From Net Realized Gains	(0.03)		(0.10)	—	—	—	—
Total Distributions	(0.10)		(0.26)	(0.19)	(0.12)	(0.11)	(0.08)
Net Asset Value, End of Period	$23.91		$23.35	$22.07	$19.59	$15.17	$19.23
TOTAL RETURN(3)	2.83%		6.99%	13.71%	30.05%	(20.60)%	(11.28)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets	0.92	%(4)	0.92%	0.93%	0.94%	0.94%	0.93%
Ratio of Net Investment Income
(Loss) to Average Net Assets	0.62	%(4)	0.73%	0.99%	0.75%	0.61%	0.39%
Portfolio Turnover Rate	54%		106%	97%	95%	100%	79%
Net Assets, End of Period (in thousands)	$351,466		$265,812	$160,427	$114,404	$99,615	$132,214
____________________

(1)	Six months ended June 30, 2006 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)

Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)	Annualized.

See Notes to Financial Statements.

AC Equity Growth Fund – Financial Highlights
For a share outstanding throughout the years ended December 31 (except as noted)

	C Class
	2006(1)		2005	2004	2003	2002	2001(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$23.28		$22.03	$19.55	$15.14	$19.23	$20.26
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)		— (4)	0.05	(0.01)	(0.02)	(0.04)
Net Realized and Unrealized Gain
(Loss)	0.57		1.37	2.47	4.43	(4.07)	(0.99)
Total From Investment Operations	0.56		1.37	2.52	4.42	(4.09)	(1.03)
Distributions
From Net Investment Income	—		(0.02)	(0.04)	(0.01)	—	—
From Net Realized Gains	(0.03)		(0.10)	—	—	—	—
Total Distributions	(0.03)		(0.12)	(0.04)	(0.01)	—	—
Net Asset Value, End of Period	$23.81		$23.28	$22.03	$19.55	$15.14	$19.23
TOTAL RETURN(5)	2.42%		6.23%	12.89%	29.20%	(21.23)%	(5.13)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average
Net Assets	1.67	%(6)	1.67%	1.68%	1.69%	1.69%	1.68	%(6)
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.13	)%(6)	(0.02)%	0.24%	0.00%	(0.14)%	(0.44	)%(6)
Portfolio Turnover Rate	54%		106%	97%	95%	100%	79	%(7)
Net Assets, End of Period (in thousands)	$7,235		$4,536	$2,088	$1,076	$268	$139
____________________

(1)	Six months ended June 30, 2006 (unaudited).

(2)	July 18, 2001 (commencement of sale) through December 31, 2001.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount is less than $0.005.

(5)

Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

AC NEW OPPORTUNITIES II FUND

Financial Highlights – Annual

AC New Opportunities II Fund – Financial Highlights
For a share outstanding throughout the years ended October 31 (except as noted)

	Investor Class
	2005	2004	2003	2002	2001(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$6.29	$5.75	$4.15	$4.52	$5.00
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.06)	(0.07)	(0.05)	(0.05)	(0.01)
Net Realized and Unrealized Gain
(Loss)	0.69	0.61	1.65	(0.32)	(0.47)
Total From Investment Operations	0.63	0.54	1.60	(0.37)	(0.48)
Distributions
From Net Realized Gains	(0.17)	—	—	—	—
Net Asset Value, End of Period	$6.75	$6.29	$5.75	$4.15	$4.52
TOTAL RETURN(3)	10.14%	9.39%	38.55%	(8.19)%	(9.60)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average
Net Assets	1.50%	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.93)%	(1.09)%	(1.11)%	(1.02)%	(0.81	)%(4)
Portfolio Turnover Rate	269%	255%	236%	182%	89%
Net Assets, End of Period (in thousands)	$43,157	$38,917	$32,512	$25,479	$18,217
____________________

(1)	June 1, 2001 (fund inception) through October 31, 2001.

(2)	Computed using average shares outstanding throughout the period.

(3)

Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)	Annualized.

AC New Opportunities II Fund – Financial Highlights
For a share outstanding throughout the years ended October 31 (except as noted)

	A Class
	2005	2004	2003(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$6.26	$5.74	$4.15
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.08)	(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss)	0.70	0.60	1.64
Total From Investment Operations	0.62	0.52	1.59
Distributions
From Net Realized Gains	(0.16)	—	—
Net Asset Value, End of Period	$6.72	$6.26	$5.74
TOTAL RETURN(3)	9.91%	9.06%	38.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets	1.75%	1.75%	1.75	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.18)%	(1.34)%	(1.47	)%(4)
Portfolio Turnover Rate	269%	255%	236	%(5)
Net Assets, End of Period (in thousands)	$47,937	$20,337	$891
____________________

(1)	January 31, 2003 (commencement of sale) through October 31, 2003.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

AC New Opportunities II Fund – Financial Highlights
For a share outstanding throughout the years ended October 31 (except as noted)

	C Class
	2005	2004	2003(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$6.20	$5.73	$4.15
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.13)	(0.13)	(0.07)
Net Realized and Unrealized Gain (Loss)	0.70	0.60	1.65
Total From Investment Operations	0.57	0.47	1.58
Distributions
From Net Realized Gains	(0.11)	—	—
Net Asset Value, End of Period	$6.66	$6.20	$5.73
TOTAL RETURN(3)	9.16%	8.20%	38.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets	2.50%	2.50%	2.22	%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.93)%	(2.09)%	(1.97	)%(4)(5)
Portfolio Turnover Rate	269%	255%	236	%(6)
Net Assets, End of Period (in thousands)	$3,414	$1,294	$34
____________________

(1)	January 31, 2003 (commencement of sale) through October 31, 2003.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)	Annualized.

(5)	During a portion of the period ended October 31, 2003, the distributor agreed to voluntarily waive the distribution and service fees. Had fees not been waived the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment loss to average net assets would have been 2.50% and (2.25)%, respectively.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

AC New Opportunities II Fund Financial Highlights – Semiannual

AC New Opportunities II Fund – Financial Highlights
For a share outstanding throughout the years ended October 31 (except as noted)

	Investor Class
	2006(1)		2005	2004	2003	2002	2001(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$6.75		$6.29	$5.75	$4.15	$4.52	$5.00
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.04)		(0.06)	(0.07)	(0.05)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.60		0.69	0.61	1.65	(0.32)	(0.47)
Total From Investment Operations	1.56		0.63	0.54	1.60	(0.37)	(0.48)
Distributions
From Net Realized Gains	(0.22)		(0.17)	—	—	—	—
Net Asset Value, End of Period	$8.09		$6.75	$6.29	$5.75	$4.15	$4.52
TOTAL RETURN(4)	23.55%		10.14%	9.39%	38.55%	(8.19)%	(9.60)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets	1.50	%(5)	1.50%	1.50%	1.50%	1.50%	1.50	%(5)
Ratio of Net Investment Income (Loss) to Average Net
Assets	(1.21	)%(5)	(0.93)%	(1.09)%	(1.11)%	(1.02)%	(0.81	)%(5)
Portfolio Turnover Rate	120%		269%	255%	236%	182%	89%
Net Assets, End of Period (in thousands)	$51,169		$43,157	$38,917	$32,512	$25,479	$18,217
____________________

(1)	Six months ended April 30, 2006 (unaudited).

(2)	June 1, 2001 (fund inception) through October 31, 2001.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)	Annualized.

See Notes to Financial Statements.

AC New Opportunities II Fund – Financial Highlights
For a share outstanding throughout the years ended October 31 (except as noted)

	A Class
	2006(1)		2005	2004	2003(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$6.72		$6.26	$5.74	$4.15
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.05)		(0.08)	(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.60		0.70	0.60	1.64
Total From Investment Operations	1.55		0.62	0.52	1.59
Distributions
From Net Realized Gains	(0.21)		(0.16)	—	—
Net Asset Value, End of Period	$8.06		$6.72	$6.26	$5.74
TOTAL RETURN(4)	23.42%		9.91%	9.06%	38.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets	1.75	%(5)	1.75%	1.75%	1.75	%(5)
Ratio of Net Investment Income (Loss) to Average Net
Assets	(1.46	)%(5)	(1.18)%	(1.34)%	(1.47	)%(5)
Portfolio Turnover Rate	120%		269%	255%	236	%(6)
Net Assets, End of Period (in thousands)	$60,590		$47,937	$20,337	$891
____________________

(1)	Six months ended April 30, 2006 (unaudited).

(2)	January 31, 2003 (commencement of sale) through October 31, 2003.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

AC New Opportunities II Fund – Financial Highlights
For a share outstanding throughout the years ended October 31 (except as noted)

	C Class
	2006(1)		2005	2004	2003(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period	$6.66		$6.20	$5.73	$4.15
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.08)		(0.13)	(0.13)	(0.07)
Net Realized and Unrealized Gain (Loss)	1.60		0.70	0.60	1.65
Total From Investment Operations	1.52		0.57	0.47	1.58
Distributions
From Net Realized Gains	(0.15)		(0.11)	—	—
Net Asset Value, End of Period	$8.03		$6.66	$6.20	$5.73
TOTAL RETURN(4)	22.90%		9.16%	8.20%	38.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets	2.50	%(5)	2.50%	2.50%	2.22	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net
Assets	(2.21	)%(5)	(1.93)%	(2.09)%	(1.97	)%(5)(6)
Portfolio Turnover Rate	120%		269%	255%	236	%(7)
Net Assets, End of Period (in thousands)	$4,084		$3,414	$1,294	$34
____________________

(1)	Six months ended April 30, 2006 (unaudited).

(2)	January 31, 2003 (commencement of sale) through October 31, 2003.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)	Annualized.

(6)	During a portion of the period ended October 31, 2003, the distributor agreed to voluntarily waive the distribution and service fees. Had fees not been waived the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 2.50% and (2.25)%, respectively.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 13, 2006

                          ACQUISITION OF THE ASSETS OF

                           KOPP EMERGING GROWTH FUND,
                          A SERIES OF KOPP FUNDS, INC.

                       7701 France Avenue South, Suite 500
                             Edina, Minnesota 55435
                          Telephone No: 1-888-533-KOPP

                        BY AND IN EXCHANGE FOR SHARES OF

                   AMERICAN CENTURY NEW OPPORTUNITIES II FUND,
                 A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

                                4500 Main Street
                           Kansas City, MO 64111-7709
                          Telephone No: 1-877-345-8836

This  Statement of  Additional  Information  dated  November 13, 2006,  is not a prospectus. A Proxy Statement/Prospectus dated November 13, 2006, related to the above-referenced  matter may be  obtained  by  writing  or  calling  Kopp at the
address  and  telephone  number  shown  above.   This  Statement  of  Additional
Information should be read in conjunction with such Proxy Statement/Prospectus.

                                TABLE OF CONTENTS

1.   Statement of Additional  Information of American Century New  Opportunities
     II Fund, a series of American Century Mutual Funds, Inc., dated October 13,
     2006.

2.   Statement of Additional  Information of Kopp Emerging Growth Fund, a series of Kopp Funds,  Inc.,  dated January 30, 2006, as supplemented on September
     13, 2006.

3.   Audited Financial Statements of American Century New Opportunities II Fund,
     a series of American Century Mutual Funds, Inc., dated October 31, 2005.

4.   Audited Financial Statements of Kopp Emerging Growth Fund, a series of Kopp
     Funds, Inc., dated September 30, 2005.

5.   Unaudited  Financial  Statements of American  Century New  Opportunities II
     Fund, a series of American  Century  Mutual  Funds,  Inc.,  dated April 30,
     2006.

6.   Unaudited  Financial  Statements of Kopp Emerging  Growth Fund, a series of
     Kopp Funds, Inc., dated March 31, 2006.

7.   Pro Forma Financial  Information  for the acquisition  Kopp Emerging Growth
     Fund by American Century New Opportunities II Fund.

                      INFORMATION INCORPORATED BY REFERENCE

1.   The  Statement  of   Additional   Information   of  American   Century  New
     Opportunities II Fund, a series of American Century Mutual Funds, Inc. ("AC
     New  Opportunities  II Fund") dated  October 13, 2006, is  incorporated  by reference to the AC New  Opportunities II Fund's  Post-Effective  Amendment
     No. 119 to its  Registration  Statement  on Form N-1A (File No.  811-0816),
     which was filed with the Securities and Exchange  Commission on October 12,
     2006. A copy may be obtained from American Century at 1-877-345-8836.

2.   The Statement of Additional Information of the Kopp Emerging Growth Fund, a
     series of Kopp Funds,  Inc. ("Kopp Growth Fund") dated January 30, 2006, as supplemented  September 13, 2006, is  incorporated by reference to the Kopp
     Growth Fund's Post-Effective Amendment No. 15 to its Registration Statement
     on Form N-1A (File No.  811-8267),  which was filed with the Securities and
     Exchange  Commission  on January 27, 2006. A copy may be obtained  from the
     Kopp Growth Fund at 1-888-533-KOPP.

3.   The audited  financial  statements  of AC New  Opportunities  II Fund dated
     October 31, 2005,  are  incorporated  by reference to the Annual  Report to shareholders  of AC New  Opportunities  II Fund,  which was filed  with the
     Securities  and  Exchange  Commission  pursuant  to  Section  30(b)  of the
     Investment Company Act of 1940, as amended, on January 5, 2006.

4.   The audited  financial  statements of Kopp Growth Fund dated  September 30,
     2005, are incorporated by reference to the Annual Report to shareholders of
     Kopp  Growth  Fund,  which  was  filed  with the  Securities  and  Exchange
     Commission pursuant to Section 30(b) of the Investment Company Act of 1940,
     as amended, on December 8, 2005.

5.   The unaudited  financial  statements of AC New  Opportunities II Fund dated
     April 30, 2006, are incorporated by reference to the Semi-Annual  Report to shareholders  of AC New  Opportunities  II Fund,  which was filed  with the
     Securities  and  Exchange  Commission  pursuant  to  Section  30(b)  of the
     Investment Company Act of 1940, as amended, on June 30, 2006.

6.   The  unaudited  financial  statements  of Kopp  Growth Fund dated March 31,
     2006,  are   incorporated  by  reference  to  the  Semi-Annual   Report  to
     shareholders  of Kopp Growth Fund,  which was filed with the Securities and
     Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on June 6, 2006.

NEW OPPORTUNITIES II (FUND 1) / KOPP EMERGING GROWTH (FUND 2)
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS                                                                       APRIL 30, 2006
(UNAUDITED)                                                                                                        PROFORMA
                                PROFORMA                                         FUND 1            FUND 2          COMBINED
     FUND 1        FUND 2       COMBINED                                         MARKET            MARKET           MARKET
     SHARES        SHARES        SHARES        SECURITY DESCRIPTION              VALUE             VALUE            VALUE
----------------------------------------    ---------------------------       ------------      ------------      -----------
COMMON STOCKS  (98.2%)

AEROSPACE & DEFENSE  (0.9%)
         29,376                      29,376  Aviall Inc. (1)                   $ 1,107,475                       $ 1,107,475
         63,726                      63,726  Ladish Co., Inc. (1)                2,273,107                         2,273,107
        110,896                     110,896  Taser International Inc. (1)        1,186,587                         1,186,587
                                                                               -----------                       -----------
                                                                                 4,567,169                         4,567,169
                                                                               -----------                       -----------
BEVERAGES  (0.4%)
         14,102                      14,102  Hansen Natural Corp. (1)            1,825,645                         1,825,645
                                                                               -----------                       -----------
BIOTECHNOLOGY  (12.5%)
                    1,200,000     1,200,000  Array BioPharma Inc. (1)                             8,892,000        8,892,000
                    2,000,000     2,000,000  Cell Genesys, Inc. (1)                              13,600,000       13,600,000
                      600,000       600,000  Cepheid (1)                                          5,466,000        5,466,000
                       70,000        70,000  CuraGen Corp. (1)                                      280,700          280,700
                    1,500,000     1,500,000  Medarex, Inc. (1)                                   18,015,000       18,015,000
                    2,500,000     2,500,000  Neose Technologies, Inc. (1)(2)                      6,375,000        6,375,000
          6,586                       6,586  Nuvelo Inc. (1)                       107,813                           107,813
         76,125                      76,125  QIAGEN N.V. (1)                     1,134,262                         1,134,262
         20,947     1,100,000     1,120,947  Sangamo Biosciences Inc. (1)          111,648        5,863,000        5,974,648
                      200,000       200,000  ZymoGenetics, Inc. (1)                               4,094,000        4,094,000
                                                                               -----------      -----------      -----------
                                                                                 1,353,723       62,585,700       63,939,423
                                                                               -----------      -----------      -----------
BUILDING PRODUCTS  (0.3%)
         25,120                      25,120  AAON Inc. (1)                         688,790                           688,790
         26,497                      26,497  Imperial Industries Inc. (1)          664,810                           664,810
                                                                               -----------                       -----------
                                                                                 1,353,600                         1,353,600
                                                                               -----------                       -----------
CAPITAL MARKETS  (1.3%)
          9,795                       9,795  Affiliated Managers Group             992,234                           992,234
                                             Inc. (1)
         16,701                      16,701  Greenhill & Co. Inc.                1,184,435                         1,184,435
         72,000                      72,000  Marusan Securities Co.              1,103,797                         1,103,797
                                             Ltd. ORD
         20,077                      20,077  Nuveen Investments Inc.               966,105                           966,105
                                             Cl A
         42,387                      42,387  OptionsXpress Holdings,             1,335,191                         1,335,191
                                             Inc.
         16,318                      16,318  Piper Jaffray Companies(1)          1,140,628                         1,140,628
                                                                               -----------                       -----------
                                                                                 6,722,390                         6,722,390
                                                                               -----------                       -----------
CHEMICALS  (1.5%)
         55,959                      55,959  Celanese Corp., Series A            1,228,300                         1,228,300
        158,731                     158,731  PolyOne Corp. (1)                   1,409,531                         1,409,531
                      100,000       100,000  Symyx Technologies Inc. (1)                          2,915,000        2,915,000
         75,572                      75,572  Zoltek Companies, Inc. (1)          1,926,331                         1,926,331
                                                                               -----------      -----------      -----------
                                                                                 4,564,162        2,915,000        7,479,162
                                                                               -----------      -----------      -----------
COMMERCIAL BANKS  (0.6%)
         28,538                      28,538  Intervest Bancshares                1,141,235                         1,141,235
                                             Corp. (1)
         15,372                      15,372  Sterling Bancshares, Inc.             254,560                           254,560
         20,238                      20,238  Trico Bancshares                      552,295                           552,295
         27,676                      27,676  Virginia Commerce                   1,004,639                         1,004,639
                                             Bancorp (1)                       -----------                       -----------
                                                                                 2,952,729                         2,952,729
                                                                               -----------                       -----------
COMMERCIAL SERVICES & SUPPLIES  (1.1%)
         52,623                      52,623  51job, Inc. ADR (1)                 1,325,047                         1,325,047
         25,536                      25,536  American Ecology Corp.                683,088                           683,088
         39,606                      39,606  American Reprographics              1,404,824                         1,404,824
                                             Co. (1)
         49,471                      49,471  NCO Group, Inc. (1)                 1,061,153                         1,061,153
         40,382                      40,382  Watson Wyatt Worldwide              1,331,395                         1,331,395
                                             Inc.                              -----------                       -----------
                                                                                 5,805,507                         5,805,507
                                                                               -----------                       -----------
COMMUNICATIONS EQUIPMENT  (27.3%)
                      800,000       800,000  ADC Telecommunications,                             17,912,000       17,912,000
                                             Inc. (1)
                      320,000       320,000  Bookham Inc. (1)                                     1,948,800        1,948,800
                    1,500,000     1,500,000  Centillium                                           5,610,000        5,610,000
                                             Communications, Inc. (1)
         61,567                      61,567  Ceragon Networks Ltd. (1)             331,846                           331,846
                    4,000,000     4,000,000  Finisar Corp. (1)                                   18,800,000       18,800,000
        455,072                     455,072  JDS Uniphase Corp. (1)              1,588,201                         1,588,201
        231,197                     231,197  MRV Communications Inc. (1)           880,861                           880,861
                      750,000       750,000  Oplink Communications                               14,460,000       14,460,000
                                             Inc. (1)
                    1,400,000     1,400,000  Redback Networks Inc. (1)                           31,359,999       31,359,999
         31,256                      31,256  Sierra Wireless (1)                   562,921                           562,921
                    4,000,000     4,000,000  Stratex Networks Inc. (1)                           25,240,000       25,240,000
                    3,300,000     3,300,000  Tut Systems, Inc. (1)(2)                             9,867,000        9,867,000
                    3,500,000     3,500,000  WJ Communications, Inc. (1)(2)                      10,045,000       10,045,000
                                                                               -----------      -----------      -----------
                                                                                 3,363,829      135,242,799      138,606,628
                                                                               -----------      -----------      -----------
COMPUTERS & PERIPHERALS  (0.2%)
         61,086                      61,086  LaserCard Corp. (1)                 1,038,462                         1,038,462
                                                                               -----------                       -----------

CONSTRUCTION & ENGINEERING  (0.3%)
         16,787                      16,787  Jacobs Engineering Group            1,388,285                         1,388,285
                                             Inc. (1)                          -----------                       -----------

DIVERSIFIED TELECOMMUNICATION SERVICES  (0.1%)
        376,806                     376,806  Mpower Holding Corp. (1)              629,266                           629,266
                                                                               -----------                       -----------
ELECTRICAL EQUIPMENT  (1.0%)
         26,168                      26,168  AZZ Inc. (1)                          628,032                           628,032
         34,641                      34,641  Baldor Electric Co.                 1,150,081                         1,150,081
         67,036                      67,036  BTU International, Inc. (1)         1,354,798                         1,354,798
         52,278                      52,278  Color Kinetics Inc. (1)             1,107,771                         1,107,771
         18,016                      18,016  Energy Conversion                     900,980                           900,980
                                             Devices Inc. (1)                  -----------                       -----------
                                                                                 5,141,662                         5,141,662
                                                                               -----------                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS  (2.2%)
                      100,000       100,000  Cyberoptics Corp. (1)                                1,528,000        1,528,000
         34,857                      34,857  Daktronics Inc.                     1,367,091                         1,367,091
         17,672                      17,672  Itron Inc. (1)                      1,184,908                         1,184,908
         28,492                      28,492  Littelfuse, Inc. (1)                  920,007                           920,007
         12,435                      12,435  OYO Geospace Corp. (1)                724,214                           724,214
                      750,000       750,000  RAE Systems, Inc. (1)                                2,670,000        2,670,000
                      640,000       640,000  Superconductor                                       2,860,800        2,860,800
                                             Technologies Inc. (1)(2)          -----------      -----------      -----------
                                                                                 4,196,220        7,058,800       11,255,020
                                                                               -----------      -----------      -----------
ENERGY EQUIPMENT & SERVICES  (2.1%)
         94,766                      94,766  Awilco Offshore ASA ORD(1)            887,121                           887,121
         12,046                      12,046  Helmerich & Payne, Inc.               876,226                           876,226
        209,814                     209,814  Matrix Service Co. (1)              2,393,977                         2,393,977
         29,479                      29,479  Oil States International,           1,190,067                         1,190,067
                                             Inc. (1)

         14,387                      14,387  Schoeller-Bleckmann                   598,852                           598,852
                                             Oilfield Equipment AG ORD
        101,087                     101,087  Socotherm SpA ORD                   1,860,313                         1,860,313
         23,143                      23,143  TETRA Technologies, Inc. (1)        1,138,636                         1,138,636
         29,263                      29,263  Universal Compression               1,635,802                         1,635,802
                                             Holdings Inc. (1)                 -----------                       -----------
                                                                                10,580,994                        10,580,994
                                                                               -----------                       -----------
FOOD PRODUCTS  (0.4%)
        179,170                     179,170  SunOpta Inc. (1)                    1,825,742                         1,825,742
                                                                               -----------                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES  (13.1%)
         62,519                      62,519  Abaxis, Inc. (1)                    1,632,996                         1,632,996
                      200,000       200,000  Arthrocare Corp. (1)                                 9,066,000        9,066,000
         63,249                      63,249  Biolase Technology Inc.               673,602                           673,602
                      200,000       200,000  Cutera, Inc. (1)                                     5,264,000        5,264,000
                      250,000       250,000  DexCom, Inc. (1)                                     6,290,000        6,290,000
                      300,000       300,000  E-Z-Em-Inc. (1)                                      5,453,970        5,453,970
                      100,000       100,000  Gen-Probe Inc. (1)                                   5,347,000        5,347,000
                      200,000       200,000  IRIS International Inc. (1)                          2,368,000        2,368,000
         24,488                      24,488  Neogen Corp. (1)                      594,324                           594,324
         33,621                      33,621  Nutraceutical International           531,548                           531,548
                                             Corp. (1)

                      500,000       500,000  NuVasive, Inc. (1)                                   9,960,000        9,960,000
                      360,000       360,000  Regeneration Technologies                            2,746,800        2,746,800
                                             Inc. (1)

                      950,000       950,000  RITA Medical Systems,                                3,914,000        3,914,000
                                             Inc. (1)
                      340,000       340,000  SonoSite Inc. (1)                                   12,835,000       12,835,000
                                                                               -----------      -----------      -----------
                                                                                 3,432,470       63,244,770       66,677,240
                                                                               -----------      -----------      -----------
HEALTH CARE PROVIDERS & SERVICES  (1.0%)
         44,230                      44,230  Air Methods Corp. (1)               1,217,652                         1,217,652
         32,916                      32,916  Five Star Quality Care Inc. (1)       339,035                           339,035
                      100,000       100,000  Vital Images, Inc. (1)                               3,343,000        3,343,000
                                                                               -----------      -----------      -----------
                                                                                 1,556,687        3,343,000        4,899,687
                                                                               -----------      -----------      -----------
HEALTH CARE TECHNOLOGY  (1.9%)
                      700,000       700,000  Phase Forward Inc. (1)                               9,590,000        9,590,000
                                                                                                -----------      -----------
HOTELS, RESTAURANTS & LEISURE  (1.0%)
         13,627                      13,627  Buffalo Wild Wings Inc. (1)           588,414                           588,414
         33,893                      33,893  Gaming Partners                       566,013                           566,013
                                             International Corp.

         32,019                      32,019  Penn National Gaming, Inc. (1)      1,303,814                         1,303,814
         44,984                      44,984  Pinnacle Entertainment Inc. (1)     1,228,063                         1,228,063
      4,094,000                   4,094,000  Regal Hotels International            390,747                           390,747
                                             Holdings Ltd. ORD
         32,337                      32,337  Shuffle Master Inc.                 1,194,852                         1,194,852
                                                                               -----------                       -----------
                                                                                 5,271,903                         5,271,903
                                                                               -----------                       -----------
HOUSEHOLD DURABLES  (0.0%)
         12,500                      12,500  Acme United Corp.                     187,875                           187,875
                                                                               -----------                       -----------
INTERNET & CATALOG RETAIL  (0.8%)
         18,274                      18,274  Alloy Inc. (1)                        227,694                           227,694
         56,014                      56,014  dELiA*s Inc. (1)                      595,429                           595,429
         27,907                      27,907  NutriSystem, Inc. (1)               1,893,769                         1,893,769
         41,048                      41,048  VistaPrint Ltd. (1)                 1,312,715                         1,312,715
                                                                               -----------                       -----------
                                                                                 4,029,607                         4,029,607
                                                                               -----------                       -----------
INTERNET SOFTWARE & SERVICES  (0.4%)
         23,757                      23,757  Digital River Inc. (1)              1,034,380                         1,034,380
         30,227                      30,227  Travelzoo Inc. (1)                  1,164,344                         1,164,344
                                                                               -----------                       -----------
                                                                                 2,198,724                         2,198,724
                                                                               -----------                       -----------
IT SERVICES  (0.7%)
         30,745                      30,745  Euronet Worldwide Inc. (1)          1,098,826                         1,098,826
         92,665                      92,665  Ness Technologies, Inc. (1)         1,125,880                         1,125,880
        142,422                     142,422  Sapient Corp. (1)                   1,115,164                         1,115,164
                                                                               -----------                       -----------
                                                                                 3,339,870                         3,339,870
                                                                               -----------                       -----------
LEISURE EQUIPMENT & PRODUCTS  (0.1%)
         45,457                      45,457  K2 Inc. (1)                           535,938                           535,938
                                                                               -----------                       -----------
LIFE SCIENCES TOOLS & SERVICES  (2.7%)
                    1,100,000     1,100,000  Caliper Life Sciences, Inc. (1)                      6,699,000        6,699,000
                      223,140       223,140  Harvard Bioscience Inc. (1)                            990,742          990,742
                    3,400,000     3,400,000  Transgenomic, Inc. (1)(2)                            2,040,000        2,040,000
                       80,000        80,000  Ventana Medical Systems                              3,896,000        3,896,000
                                             Inc. (1)                                           -----------      -----------
                                                                                                 13,625,742       13,625,742
                                                                                                -----------      -----------
MACHINERY  (1.1%)

         88,000                      88,000  Aichi Corp. ORD                       977,004                           977,004
         13,137                      13,137  American Science and                1,125,972                         1,125,972
                                             Engineering Inc. (1)

        167,835                     167,835  Deutz AG ORD (1)                    1,536,933                         1,536,933
         18,703                      18,703  Gardner Denver Inc. (1)             1,393,935                         1,393,935
          7,818                       7,818  Komax Holding AG                      809,920                           809,920
                                             ORD(1)                            -----------                       -----------
                                                                                 5,843,764                         5,843,764
                                                                               -----------                       -----------
MEDIA  (0.1%)

         82,668                      82,668  MDC Partners Inc. Cl A (1)            739,879                           739,879
                                                                               -----------                       -----------
METALS & MINING  (1.1%)
          2,989                       2,989  Olympic Steel Inc.                     94,183                            94,183
         14,153                      14,153  Oregon Steel Mills, Inc. (1)          700,998                           700,998
         69,758                      69,758  Titanium Metals Corp. (1)           4,998,161                         4,998,161
                                                                               -----------                       -----------
                                                                                 5,793,342                         5,793,342
                                                                               -----------                       -----------
OIL, GAS & CONSUMABLE FUELS  (0.2%)
         58,620                      58,620  MC Shipping Inc.                      773,784                           773,784
                                                                               -----------                       -----------
PHARMACEUTICALS  (2.4%)

         85,536                      85,536  Caraco Pharmaceutical               1,017,878                         1,017,878
                                             Laboratories Ltd. (1)
                    1,150,000     1,150,000  Depomed Inc. (1)                                     7,308,250        7,308,250
         50,066                      50,066  First Horizon                       1,114,970                         1,114,970
                                             Pharmaceutical Corporation(1)

                      175,000       175,000  Salix Pharmaceuticals Ltd. (1)                       2,397,500        2,397,500
        653,100                     653,100  Tempo Scan Pacific Tbk                531,489                           531,489
                                             PT ORD                            -----------      -----------      -----------
                                                                                 2,664,337        9,705,750       12,370,087
                                                                               -----------      -----------      -----------
REAL ESTATE  (0.8%)
         40,010                      40,010  Eagle Hospitality                     359,690                           359,690
                                             Properties Trust Inc.
         67,749                      67,749  Education Realty Trust,             1,010,815                         1,010,815
                                             Inc.
         78,223                      78,223  FelCor Lodging Trust Inc.           1,693,528                         1,693,528
         88,843                      88,843  Highland Hospitality                1,146,075                         1,146,075
                                                                               -----------                       -----------
                                                                                 4,210,108                         4,210,108
                                                                               -----------                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  (7.0%)
        138,815                     138,815  Anadigics, Inc. (1)                 1,242,394                         1,242,394
        108,375                     108,375  Chartered Semiconductor             1,227,889                         1,227,889
                                             Manufacturing Ltd. ADR (1)
                    2,000,000     2,000,000  Mindspeed Technologies                               6,960,000        6,960,000
                                             Inc. (1)
         28,606                      28,606  Nextest Systems Corp. (1)             444,251                           444,251
        136,664                     136,664  ON Semiconductor Corp. (1)            979,881                           979,881
                      400,000       400,000  PLX Technology, Inc. (1)                             5,308,000        5,308,000
                      250,000       250,000  PMC-Sierra, Inc. (1)                                 3,107,500        3,107,500
                      840,000       840,000  QuickLogic Corporation (1)                           5,073,600        5,073,600
        157,619                     157,619  Skyworks Solutions, Inc. (1)        1,126,976                         1,126,976
        140,965                     140,965  STATS ChipPAC Ltd. ADR (1)          1,199,612                         1,199,612
         36,796                      36,796  Trident Microsystems, Inc. (1)        978,774                           978,774
        189,090                     189,090  Tvia, Inc. (1)                        623,997                           623,997
                    4,000,000     4,000,000  Vitesse Semiconductor                                7,360,000        7,360,000
                                             Corp. (1)                        ------------     ------------      -----------
                                                                                 7,823,774       27,809,100       35,632,874
                                                                               -----------      -----------      -----------
SOFTWARE  (10.5%)

                      311,430       311,430  Adept Technology, Inc. (1)(2)                        3,154,786        3,154,786
                    1,000,000     1,000,000  Digimarc Corporation (1)                             6,800,000        6,800,000
                    1,289,000     1,289,000  Epicor Software Corp. (1)                           15,635,570       15,635,570
                      250,000       250,000  Hyperion Solutions Corp. (1)                         7,655,000        7,655,000
                      800,000       800,000  MapInfo Corporation (1)                             11,120,000       11,120,000
                      350,000       350,000  MRO Software Inc. (1)                                6,657,000        6,657,000
         74,107                      74,107  Opsware Inc. (1)                      626,945                           626,945
        152,761                     152,761  Smith Micro Software Inc. (1)       1,897,292                         1,897,292
                                                                               -----------      -----------      -----------
                                                                                 2,524,237       51,022,356       53,546,593
                                                                               -----------      -----------      -----------
SPECIALTY RETAIL  (1.1%)
         37,362                      37,362  Aeropostale Inc. (1)                1,147,387                         1,147,387
         70,354                      70,354  Dress Barn Inc. (1)                 1,779,252                         1,779,252
         21,948                      21,948  Pantry Inc. (The) (1)               1,452,738                         1,452,738
         73,096                      73,096  United Retail Group Inc. (1)        1,433,413                         1,433,413
                                                                               -----------                       -----------
                                                                                 5,812,790                         5,812,790
                                                                               -----------      -----------      -----------
Total COMMON STOCKS (Combined Cost $509,246,479)                               114,048,474      386,143,017      500,191,491
                                                                               -----------      -----------      -----------
TEMPORARY CASH INVESTMENTS  (1.5%)

                    6,680,686     6,680,686  First American Prime                                 6,680,686        6,680,686
                                             Obligations Fund, Class I
                                             Repurchase Agreement,                 500,000                           500,000
                                             Merrill Lynch & Co., Inc.,        -----------      -----------      -----------
                                             (collateralized by various
                                             U.S. Treasury obligations,
                                             7.125% - 8.125%, 8/15/19 -
                                             2/15/23, valued at $508,898), in
                                             a joint trading account at
                                             4.67%, dated 4/28/06, due
                                             5/1/06 (Delivery value $500,195)

Total TEMPORARY CASH INVESTMENTS (Combined Cost $7,180,686)                        500,000        6,680,686        7,180,686
                                                                               -----------      -----------      -----------

TOTAL INVESTMENTS (COMBINED COST $516,427,165)   -   99.5%                     114,548,474      392,823,703      507,372,177
OTHER ASSETS AND LIABILITIES   -   0.5%                                          4,303,888       (1,648,641)       2,655,247
                                                                               -----------      -----------      -----------

TOTAL NET ASSETS   -   100.0%                                                 $118,852,362     $391,175,062     $510,027,424
                                                                              ============     ============     ============

Percentages indicated are based on combined net assets of $510,027,424.
SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

NOTES TO PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

ADR = American Depository Receipt
ORD = Foreign Ordinary Share

(1)  Non-income producing.

(2)  Affiliated  company;  the Fund  owns 5% or more of the  outstanding  voting securities  of the  issuer.  See note 6 to the Notes to Pro Forma  Combined
     Financial Statements.

NEW OPPORTUNITIES II AND KOPP EMERGING GROWTH
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)
                                                             NEW             KOPP                                PRO-FORMA
                                                        OPPORTUNITIES      EMERGING                              COMBINING
                                                              II            GROWTH         ADJUSTMENTS            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investment securities - unaffiliated, at value
(cost of $88,793,697 and $345,389,200, respectively)   $  114,548,474  $  358,481,117   $            -         $  473,029,591
Investment securities - affiliated, at value
(cost of $- and $82,244,268, respectively)                          -      34,342,586                -             34,342,586
                                                       --------------  --------------   --------------         --------------
Total investment securities, at value
(cost of $88,793,697 and $427,633,468, respectively)      114,548,474     392,823,703                -            507,372,177
Cash                                                        2,486,458               -       (1,928,876)  (a)          557,582
Receivable for investments sold                             8,188,135       1,481,059                -              9,669,194
Receivable for capital shares sold                             65,785         174,800                -                240,585
Dividends and interest receivable                              43,065          19,945                -                 63,010
Prepaid expenses                                                    -          52,032                -                 52,032
                                                       --------------   -------------   --------------  -----  --------------
                                                          125,331,917     394,551,539       (1,928,876)           517,954,580
                                                       --------------   -------------   --------------  -----  --------------

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                     -        1,928,876       (1,928,876)  (a)                -
Payable for investments purchased                           6,314,579         214,415                -              6,528,994
Payable for capital shares redeemed                             3,648         422,530                -                426,178
Accrued management fees                                       143,515         330,403                -                473,918
Accrued expenses                                                    -         236,533                -                236,533
Accrued administrative fees                                         -          74,864                -                 74,864
Distribution payable                                            4,223          51,966                -                 56,189
Service fees payable                                           13,590         107,048                -                120,638
Payable for directors' fees and expenses                            -           9,842                -                  9,842
                                                       --------------   -------------   --------------  -----  --------------
                                                            6,479,555       3,376,477       (1,928,876)             7,927,156
                                                       --------------   -------------   --------------  -----  --------------
NET ASSETS                                             $  118,852,362   $ 391,175,062   $            -         $  510,027,424
                                                       ==============   =============   ==============  =====  ==============

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Capital paid in                                        $   85,535,393   $ 541,300,544   $           -             626,835,937
Accumulated net investment loss                              (744,414)     (3,431,587)              -              (4,176,001)
Accumulated net realized loss on investment                 8,306,918    (111,884,130)              -            (103,577,212)
and foreign currency transactions
Net unrealized appreciation (depreciation) on              25,754,465     (34,809,765)              -              (9,055,300)
 investments and translation of assets and
 liabilities in foreign currencies                     --------------   -------------   --------------  -----  --------------
                                                       $  118,852,362   $ 391,175,062   $            -         $  510,027,424
                                                       ==============   =============   ==============  =====  ==============

                                                                                           NET ASSETS AND    ACQUIRING FUND
                                                                                           SHARES ISSUED     PLUS ADJUSTMENTS
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS, $0.01 PAR VALUE
------------------------------------------------------
Net Assets                                              $  51,168,907             N/A    $ 101,367,503          $ 152,536,410
------------------------------------------------------
Shares Outstanding                                          6,321,824             N/A       12,529,976   (b)       18,851,800
------------------------------------------------------
Net asset value per share                               $        8.09             N/A    $        8.09          $        8.09
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
I CLASS $0.01 PAR VALUE
------------------------------------------------------
Net Assets                                                        N/A   $ 101,367,503                           $           -
------------------------------------------------------
Shares Outstanding                                                N/A       8,876,885                           $           -
------------------------------------------------------
Net asset value per share                                         N/A   $       11.42                           $           -
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
------------------------------------------------------
Net Assets                                              $  60,589,631   $ 268,638,781    $ 268,638,781          $ 329,228,412
------------------------------------------------------
Shares Outstanding                                          7,513,203      24,339,516       33,329,874   (b)       40,843,077
------------------------------------------------------
Net asset value per share                               $        8.06   $       11.04    $        8.06          $        8.06
-----------------------------------------------------------------------------------------------------------------------------
Maximum offering price (net asset value
divided by 0.9425 for New Opportunities II
and 0.965 for Emerging Growth)                          $        8.55   $       11.44             8.55                   8.55
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
------------------------------------------------------
Net Assets                                              $    3,009,664            N/A                           $   3,009,664
------------------------------------------------------
Shares Outstanding                                             376,459            N/A                                 376,459
------------------------------------------------------
Net asset value per share                               $         7.99            N/A                           $        7.99
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
------------------------------------------------------
Net Assets                                              $    4,084,160  $   21,168,778   $  21,168,778          $  25,252,938
------------------------------------------------------
Shares Outstanding                                             508,850       2,009,772       2,636,211   (b)        3,145,061
------------------------------------------------------
Net asset value per share                               $         8.03        $  10.53   $        8.03          $        8.03
--------------------------------------------------------------------------------------------------------------------------------

(a)  Reclass of  disbursements  in excess of demand deposit cash against cash to reflect combined cash position.

(b)  Adjustment  to  reflect  the  issuance  of New  Opportunities  II shares in exchange for Kopp Emerging  Growth  shares in connection  with the proposed reorganization.

SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

NEW OPPORTUNITIES II AND KOPP EMERGING GROWTH
PRO FORMA COMBINED STATEMENT OF OPERATIONS

YEAR ENDED APRIL 30, 2006 (UNAUDITED)
                                                                  KOPP                               PRO-FORMA
                                                NEW             EMERGING                             COMBINING
                                          OPPORTUNITIES II       GROWTH       ADJUSTMENTS             (NOTE 1)
------------------------------------------------------------------------------------------------------------------
INVESTMNET INCOME
------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (including from affiliates
 of $-for Emerging Growth)                  $     345,332     $    282,948              -           $    628,280
Interest                                           50,033                -              -                 50,033
                                            -------------     ------------   ------------   -----   ------------
                                                  395,365          282,948              -                678,313
                                            -------------     ------------   ------------   -----   ------------

EXPENSES:
Management fees                                 1,508,807        3,685,434      1,410,790    (a)       6,605,031
Shareholder reporting fees                              -           62,278        (62,278)   (a)               -
Transfer agency fees                                    -          556,625       (556,625)   (a)               -
Distribution fees:                                                                      -
  A Class                                               -          259,486       (259,486)   (a)               -
  B Class                                          18,457                -              -                 18,457
  C Class                                          24,532          156,740              -                181,272
Service fees:                                                                           -
  A Class                                               -          648,715       (648,715)   (a)               -
  B Class                                           6,153                -              -                  6,153
  C Class                                           8,177           52,246              -                 60,423
Service and distribution fees A Class             123,606                -        648,715    (a)         772,321
Administrative fees                                     -          286,333       (286,333)   (a)               -
Custody fees                                            -           47,562        (47,562)   (a)               -
Federal and state registration fees                     -           41,756        (41,756)   (a)               -
Fund accounting fees                                    -           89,354        (89,354)   (a)               -
Professional fees                                       -          182,576       (182,576)   (a)               -
Directors' fees and expenses                        2,459           28,110        (28,110)   (a)           2,459
Other expenses                                      1,970          144,254       (144,254)   (a)           1,970
                                            -------------     ------------   ------------   -----   ------------
                                                1,694,161        6,241,469       (287,544)             7,648,086
                                            -------------     ------------   ------------   -----   ------------
NET INVESTMENT INCOME                          (1,298,796)      (5,958,521)       287,544             (6,969,773)
                                            -------------     ------------   ------------   -----   ------------

----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS
Investment transactions (including
from affiliates of $(18,767,981)
 for Emerging Growth)                          13,285,371      (17,883,538)             -             (4,598,167)
Foreign currency transactions                     (22,232)               -              -                (22,232)
                                            -------------     ------------   ------------   -----   ------------
                                               13,263,139      (17,883,538)             -             (4,620,399)
                                            -------------     ------------   ------------   -----   ------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Investments                                    21,007,432      166,318,013              -            187,325,445
Translation of assets and liabilities in
foreign currencies                                   (313)               -              -                   (313)
                                            -------------     ------------   ------------   -----   ------------
                                               21,007,119      166,318,013              -            187,325,132
                                            -------------     ------------   ------------   -----   ------------
NET REALIZED AND UNREALIZIED
GAIN (LOSS)                                    34,270,258      148,434,475              -            182,704,733
                                            -------------     ------------   ------------   -----   ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $32,971,462      142,475,954       $287,544           $175,734,960
                                            =============     ============   ============   =====   ============

(a)  Adjustment  for expenses  based on fees in combined fund. See Note 3 in the
     Notes to Pro Forma  Combined  Financial  Statements  for a  description  of expenses and associated fees.

SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2006

1.   BASIS  OF  COMBINATION-The   unaudited  Pro  Forma  Combining  Schedule  of
     Investments,  Pro Forma  Combining  Statement of Assets and Liabilities and
     Pro Forma Combining Statement of Operations reflect the accounts of the New
     Opportunities II Fund ("New  Opportunities  II") issued by American Century
     Mutual Funds,  Inc. and the Kopp Emerging Growth Fund  ("Emerging  Growth")
     issued by Kopp Funds,  Inc. at and for the year ended April 30,  2006.  The
     Pro  Forma  Combining  Schedule  of  Investments  and Pro  Forma  Combining
     Statement of Assets and Liabilities  assume the combination was consummated after  the  close of  business  April 30,  2006.  The Pro  Forma  Combining
     Statement of Operations  assumes the  combination  was  consummated  at the beginning of the fiscal year ended April 30, 2006.

     The pro forma statements give effect to the proposed transfer of the assets and stated  liabilities of the  non-surviving  fund,  Emerging  Growth,  in exchange for shares of the surviving  fund, for purposes of maintaining the financial  statements and  performance,  New  Opportunities  II.  Financial information  for New  Opportunities  II as of  April  30,  2006,  has  been adjusted to reflect the plan of  reorganization  effective  at the close of business  on February  26,  2007,  for New  Opportunities  II and  Emerging
     Growth.  New  Opportunities  II will  acquire all of the assets of Emerging
     Growth in exchange  for shares of equal value of New  Opportunities  II and the assumption of all liabilities of Emerging Growth.

     In accordance with accounting  principles  generally accepted in the United
     States of America,  the historical  cost of investment  securities  will be carried  forward to the surviving  fund and the results of  operations  for pre-combination periods for the surviving fund will not be adjusted.  Under the  terms  of the  Agreement  and  Plan  of  Reorganization,  neither  New
     Opportunities  II nor  Emerging  Growth  will  bear  any  of  the  expenses
     associated   with  the  costs  of  the   Reorganization,   including  proxy
     solicitation  and  tabulation  costs.  Therefore,  the pro forma  financial statements  do not reflect these  expenses.  Under the terms of the Plan of
     Reorganization,  the combination of the funds will be treated as a tax-free business  combination and accordingly  will be accounted for by a method of accounting for tax-free mergers of investment companies.

     The Pro Forma Combining  Schedule of  Investments,  Statement of Assets and
     Liabilities and Statement of Operations  should be read in conjunction with the historical  financial  statements of the funds included or incorporated by reference in the Statement of Additional Information.

2.   SECURITY  VALUATION-New  Opportunities II: Securities traded primarily on a principal  securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is  available.  Depending on local  convention  or  regulation,  securities traded  over-the-counter are valued at the mean of the latest bid and asked prices,  the last sales price, or the official close price.  Discount notes may be valued through a commercial  pricing  service or at amortized  cost, which approximates fair value. If the funds determine that the market price of a portfolio  security is not readily  available,  or that the  valuation methods  mentioned  above do not reflect the  security's  fair value,  such security  is valued at its fair value as  determined  by, or in  accordance with procedures  adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value.

     Emerging  Growth:  Common stocks and other  equity-type  securities  traded primarily  on a national  securities  exchange are valued at the last sales price.  For  securities  traded on  NASDAQ,  the Funds  utilize  the NASDAQ
     Official  Closing Price which  compares the last trade to the bid/ask price of a security.  If the last trade is below the bid,  the Funds will use the bid as the  closing  price.  Securities  traded  on a  national  securities exchange or NASDAQ for which there were no transactions on a given day, and securities  not listed on a national  securities  exchange  or NASDAQ,  are valued at the average of the most recent bid and asked prices.  Investments for which the above valuation procedures are inappropriate, when valuations are not readily available or when valuations are deemed not to reflect fair value,  are  stated  at fair  value,  as  determined  in good  faith  under procedures  approved  by the Board of  Directors.  In  addition,  if events materially affecting the value of foreign securities occur between the time when the  exchange  on which they are  traded  closes and the time when the
     Funds' net assets are  calculated,  such  securities will be valued at fair value in accordance with procedures adopted by the Board of Directors.

     Generally, fixed income investments with a remaining maturity of 60 days or less are valued on an  amortized  cost  basis,  which  approximates  market value.

3.   MANAGEMENT FEES - The combined fund will pay a single,  unified  management fee per class.  This fee  provides  that all  expenses  of the fund  except
     brokerage  commissions,   taxes,  interest,  fees  and  expenses  of  those
     directors  who are not  considered  "interested  persons' as defined in the
     1940 Act (including  counsel fees) and extraordinary  expenses will be paid by the Advisor.  The adjustments in the Statement of Operations reflect the impact of the single, unified management fee per class.

4.   USE OF  ESTIMATES  - The pro forma  financial  statements  are  prepared in conformity  with  accounting  principles  generally  accepted in the United
     States of America,  which may require  management to make certain estimates and  assumptions  at the date of the financial  statements.  Actual results could differ from those estimates.

5.   CAPITAL SHARES-The pro forma net asset value per share assumes the issuance of shares of the  surviving  fund that would have been  issued at April 30,
     2006, in connection with the proposed reorganization.  The number of shares assumed  to be  issued  is equal to the net  asset  value of  shares of the non-surviving  fund,  as of April 30, 2006,  divided by the net asset value per share of the shares of the surviving fund as of April 30, 2006. The pro forma total number of shares  outstanding for the combined fund consists of the following at April 30, 2006:

--------------------- --------------------- ---------------------- ---------------------
                                                   SHARES OF         ADDITIONAL SHARES
   COMBINED FUND:       TOTAL PRO FORMA         SURVIVING FUND       ASSUMED ISSUED IN
NEW OPPORTUNITIES II  OUTSTANDING SHARES     PRIOR TO COMBINATION     REORGANIZATION
--------------------- --------------------- ---------------------- ---------------------
  Investor                   18,851,800              6,321,824            12,529,976
--------------------- --------------------- ---------------------- ---------------------
  A Class                    40,843,077              7,513,203            33,329,874
--------------------- --------------------- ---------------------- ---------------------
  B Class                       376,459                376,459                     -
--------------------- --------------------- ---------------------- ---------------------
  C Class                     3,145,061                508,850             2,636,211
--------------------- --------------------- ---------------------- ---------------------
Total Fund                   63,216,397             14,720,336            48,496,061
--------------------- --------------------- ---------------------- ---------------------

6.   AFFILIATED COMPANY  TRANSACTIONS - If a fund's holding represents ownership of 5% or more  of the  voting  securities  of a  company,  the  company  is affiliated as defined in the 1940 Act. A summary of  transactions  for each company  which is or was an affiliate at or during the year ended April 30,
     2006 follows:

                           SHARE                                                                          APRIL 30, 2006
                          BALANCE        PURCHASE       SALES         REALIZED     DIVIDEND       SHARE      MARKET
FUND/ISSUER            APRIL 30, 2005      COST         COST        GAIN (LOSS)     INCOME       BALANCE      VALUE
--------------------- --------------- ------------- ------------- -------------- ----------- ------------ ------------
EMERGING GROWTH

Adept Technology,
Inc. (1)                     114,000    $1,801,951           $ -             $ -        $ -      311,430    $3,154,786

Neose Technologies,
Inc. (1)                   1,120,120     3,300,791             -               -          -    2,500,000     6,375,000

Superconductor
Technologies Inc.
(1)(3)                       200,000     2,683,200             -               -          -      640,000     2,860,800

Transgenomic, Inc. (1)     3,295,000        94,264             -               -          -    3,400,000     2,040,000

Tut Systems, Inc. (1)      2,100,000     3,956,101             -               -          -    3,300,000     9,867,000

WJ Communications,
Inc. (1)                   2,400,000     2,804,475             -               -          -    3,500,000    10,045,000

Verilink Corporation
(1)(2)                        81,620     2,264,177     7,297,277     (7,051,655)          -            -             -

QuickLogic

Corporation (1)(2)         1,700,000       209,730    16,342,265    (11,716,326)          -      840,000     5,073,600
--------------------- --------------- ------------- ------------- -------------- ----------- ------------ ------------
                                       $17,114,689   $23,639,542   $(18,767,981)          -                $39,416,186
===================== =============== ============= ============= ============== =========== ============ ============

(1) Non-income producing.
(2) Company was not an affiliate at April 30, 2006.
(3) Shares adjusted to reflect a stock split.

AMERICAN CENTURY NEW OPPORTUNITIES II FUND,
A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri  64111

DISTRIBUTOR

American Century Investment Services, Inc.
4500 Main Street
Kansas City, Missouri  64111

TRANSFER AGENT

American Century Services, LLC
4500 Main Street
Kansas City, Missouri  64111

KOPP EMERGING GROWTH FUND,
A SERIES OF KOPP FUNDS, INC.

INVESTMENT ADVISOR

KOPP INVESTMENT ADVISORS, LLC
7701 France Avenue South, Suite 500
Edina, Minnesota  55435

DISTRIBUTOR

CENTENNIAL LAKES CAPITAL, LLC
7701 France Avenue South, Suite 500
Edina, Minnesota  55435

TRANSFER AGENT AND ADMINISTRATOR

U.S. BANCORP FUND SERVICES, LLC

   For overnight deliveries, use:           For regular mail deliveries, use:
   Kopp Funds, Inc.                         Kopp Funds, Inc.
   c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
   615 East Michigan Street                 P.O. Box 701
   Third Floor                              Milwaukee, Wisconsin  53201-0701
   Milwaukee, Wisconsin  53202-5207

AMERICAN CENTURY MUTUAL FUNDS, INC.

PART C    OTHER INFORMATION

Item 15.  Indemnification

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 16.  Exhibits

     (1)  (a) Articles of Incorporation of Twentieth  Century  Investors,  Inc.,
dated June 26,  1990  (filed  electronically  as Exhibit  b1a to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (b) Articles of Amendment of Twentieth Century Investors,  Inc., dated
November  19,  1990  (filed  electronically  as  Exhibit  b1b to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (c)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
Maryland   corporation  and  Twentieth  Century  Investors,   Inc.,  a  Delaware
corporation,  dated  February 22, 1991 (filed  electronically  as Exhibit b1c to
Post-Effective  Amendment No. 73 to the Registration Statement of the Registrant
on February 29, 1996, File No. 2-14213, and incorporated herein by reference).

          (d) Articles of Amendment of Twentieth Century Investors,  Inc., dated
August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (e) Articles Supplementary of Twentieth Century Investors, Inc., dated
September  2,  1993  (filed  electronically  as  Exhibit  b1e to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (f) Articles Supplementary of Twentieth Century Investors, Inc., dated
April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective  Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (g) Articles Supplementary of Twentieth Century Investors, Inc., dated
October  11,  1995  (filed  electronically  as  Exhibit  b1g  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (h) Articles Supplementary of Twentieth Century Investors, Inc., dated
January  22,  1996  (filed  electronically  as  Exhibit  b1h  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (i) Articles Supplementary of Twentieth Century Investors, Inc., dated
March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective  Amendment
No. 75 to the  Registration  Statement of the Registrant on June 14, 1996,  File
No. 2-14213, and incorporated herein by reference).

          (j) Articles Supplementary of Twentieth Century Investors, Inc., dated
September  9,  1996  (filed  electronically  as  Exhibit  a10 to  Post-Effective
Amendment No. 85 to the Registration Statement of the Registrant on September 1,
1999, File No. 2-14213, and incorporated herein by reference).

          (k) Articles of Amendment of Twentieth Century Investors,  Inc., dated
December  2,  1996  (filed  electronically  as  Exhibit  b1j  to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (l) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit b1k to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (m) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated July 28,  1997  (filed  electronically  as Exhibit  b1l to  Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (n) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated November 28, 1997 (filed  electronically  as Exhibit a13 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (o)  Certificate of Correction to Articles  Supplementary  of American
Century Mutual Funds,  Inc.,  dated December 18, 1997 (filed  electronically  as
Exhibit a14 to Post-Effective  Amendment No. 83 to the Registration Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (p) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated December 18, 1997 (filed  electronically  as Exhibit b1m to Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (q) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated January 25, 1999 (filed  electronically  as Exhibit a16 to  Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (r) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated February 16, 1999 (filed  electronically  as Exhibit a17 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (s) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated  August 2, 1999 (filed  electronically  as Exhibit  a19 to  Post-Effective
Amendment No. 89 to the Registration  Statement of the Registrant on December 1,
2000, File No. 2-14213, and incorporated herein by reference).

          (t) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated November 19, 1999 (filed  electronically  as Exhibit a19 to Post-Effective
Amendment No. 87 to the Registration Statement of the Registrant on November 29,
1999, File No. 2-14213, and incorporated herein by reference).

          (u) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated  March 5, 2001  (filed  electronically  as Exhibit  a21 to  Post-Effective
Amendment No. 93 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 2-14213, and incorporated herein by reference).

          (v) Certificate of Correction to Articles  Supplementary,  dated April
3, 2001 (filed electronically as Exhibit a22 to Post-Effective  Amendment No. 93
to the  Registration  Statement of the  Registrant  on April 20, 2001,  File No.
2-14213, and incorporated herein by reference).

          (w) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated June 14,  2002  (filed  electronically  as Exhibit  a23 to  Post-Effective
Amendment No. 98 to the Registration  Statement of the Registrant on October 10,
2002, File No. 2-14213, and incorporated herein by reference).

          (x)  Certificate of Correction to Articles  Supplementary  of American
Century Mutual Funds, Inc., dated June 25, 2002 (filed electronically as Exhibit
a24 to  Post-Effective  Amendment  No. 98 to the  Registration  Statement of the
Registrant on October 10, 2002, File No.  2-14213,  and  incorporated  herein by reference).

          (y) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
dated February 12, 2003 (filed  electronically  as Exhibit a25 to Post-Effective
Amendment No. 100 to the  Registration  Statement of the  Registrant on February
28, 2003, File No. 2-14213, and incorporated herein by reference).

          (z)  Certificate of Correction to Articles  Supplementary  of American
Century Mutual Funds,  Inc.,  dated February 28, 2003 (filed  electronically  as
Exhibit a26 to Post-Effective Amendment No. 101 to the Registration Statement of
the Registrant on August 28, 2003, File No. 2-14213,  and incorporated herein by reference).

          (aa) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 14, 2003 (filed  electronically  as Exhibit a27 to  Post-Effective
Amendment No. 102 to the Registration  Statement of the Registrant on August 28,
2003, File No. 2-14213, and incorporated herein by reference).

          (bb) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 14, 2004 (filed  electronically  as Exhibit a28 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

          (cc) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 17, 2004 (filed  electronically  as Exhibit a29 to Post-Effective
Amendment No. 106 to the  Registration  Statement of the  Registrant on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (dd) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 13, 2005 (filed  electronically  as Exhibit a30 to  Post-Effective
Amendment No. 109 to the  Registration  Statement of the  Registrant on February
25, 2005, File No. 2-14213, and incorporated herein by reference).

          (ee) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated June 22,  2005  (filed  electronically  as Exhibit  a31 to  Post-Effective
Amendment No. 111 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 2-14213, and incorporated herein by reference).

          (ff) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  December  13,  2005  (filed   electronically  as  Exhibit  1(ff)  to  the
Registration Statement on Form N-14 of the Registrant on December 22, 2005, File
No. 2-14213, and incorporated herein by reference).

          (gg) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  March 15,  2006 (filed  electronically  as Exhibit a33 to  Post-Effective
Amendment No. 116 to the  Registration  Statement of the Registrant on March 31,
2006, File No. 2-14213, and incorporated herein by reference).

     (2)  Amended  and  Restated  By-laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective  Amendment  No.  106  to  the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

     (3) Not applicable.

     (4) Form of  Agreement  and Plan of  Reorganization  with Kopp Funds,  Inc.
(filed electronically as Exhibit 4 to the Registration Statement on Form N-14 of
the Registrant on October 2, 2006, File No. 2-14213,  and incorporated herein by reference).

     (5) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth,  and Article Ninth of
Registrant's  Articles of  Incorporation,  incorporated  herein by  reference as
Exhibit (1)(a) hereto and Article Fifth of  Registrant's  Articles of Amendment,
incorporated  herein by reference as Exhibit (1)(d) hereto and Sections 3, 4, 5,
6, 7, 8, 9, 10, 11,  22,  24,  25,  30,  31,  33, 39, 45 and 46 of  Registrant's
Amended and  Restated  By-Laws,  incorporated  herein by  reference as Exhibit 2 hereto.

     (6)  (a) Management Agreement with American Century Investment  Management,
Inc.,  dated  August  1,  2006  (filed  electronically  as  Exhibit  6(a) to the
Registration  Statement on Form N-14 of the Registrant on October 2, 2006,  File
No. 2-14213, and incorporated herein by reference).

          (b) Management Agreement with American Century Investment  Management,
Inc., dated March 30, 2006 (filed electronically as Exhibit d2 to Post-Effective
Amendment No. 116 to the  Registration  Statement of the Registrant on March 31,
2006, File No. 2-14213, and incorporated herein by reference).

          (c) Investment  Subadvisory  Agreement with Mason Street Advisors LLC, dated  March 30,  2006  (filed  electronically  as Exhibit d3 to  Post-Effective
Amendment No. 116 to the  Registration  Statement of the Registrant on March 31,
2006, File No. 2-14213, and incorporated herein by reference).

          (d) Management Agreement with American Century Investment  Management,
Inc., dated April 28, 2006 (filed electronically as Exhibit d4 to Post-Effective
Amendment No. 119 to the Registration Statement of the Registrant on October 12,
2006, File No. 2-14213, and incorporated herein by reference).

     (7)  (a) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated April 28, 2006 (filed electronically as Exhibit
e to  Post-Effective  Amendment  No. 118 to the  Registration  Statement  of the
Registrant  on April 28, 2006,  File No.  2-14213,  and  incorporated  herein by reference).

          (b) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Pre-Effective  Amendment No. 1 to the  Registration  Statement of American
Century  Growth  Funds,  Inc.  on  May  30,  2006,  File  No.  333-132114,   and
incorporated herein by reference).

     (8)  Not applicable.

     (9)  (a) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (b) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (c) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (d) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (e) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (f) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (g)  Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006  (filed  electronically  as Exhibit g6 to
Post-Effective Amendment No. 114 to the Registration Statement of the Registrant
on February 28, 2006, File No. 2-14213, and incorporated herein by reference).

          (h) Amendment to Futures and Options Account  Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g7 to Post-Effective Amendment No. 118
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
2-14213, and incorporated herein by reference).

          (i) Custodian and  Investment  Accounting  Agreement with State Street
Bank and Trust Company,  dated May 27, 2005 (filed  electronically as Exhibit g6 to  Post-Effective  Amendment No. 27 to the  Registration  Statement of American
Century  Investment Trust on May 27, 2005, File No.  33-65170,  and incorporated herein by reference).

          (j) Amendment No. 1 to Custodian and Investment  Accounting  Agreement
with State Street Bank and Trust  Company,  effective  September 30, 2005 (filed electronically  as  Exhibit  g8  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (k) Amendment No. 2 to Custodian and Investment  Accounting  Agreement
with State  Street  Bank and Trust  Company,  effective  March 31,  2006  (filed electronically  as  Exhibit  g9  to  Post-Effective  Amendment  No.  32  to  the
Registration  Statement of American Century  Investment Trust on March 31, 2006,
File No. 33-65170, and incorporated herein by reference).

          (l) Third-Party  Custodial Agreement with J.P. Morgan Futures Inc. and
State Street Bank and Trust Company,  dated March 31, 2006 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 118 to the Registration Statement
of the Registrant on April 28, 2006, File No. 2-14213,  and incorporated  herein by reference).

     (10) (a) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (b)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
Registrant  on July 17,  1997,  File No.  2-14213,  and  incorporated  herein by reference).

          (c)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
Registrant on February 26, 1998, File No. 2-14213,  and  incorporated  herein by reference).

          (d)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (e)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (f)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
Registrant on February 26, 1999, File No. 2-14213,  and  incorporated  herein by reference).

          (g)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (h)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
Registrant on November 29, 1999, File No. 2-14213,  and  incorporated  herein by reference).

          (i)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (j)  Amendment  No.  9 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (k)  Amendment  No.  10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
the Registrant on December 13, 2001, File No. 2-14213,  and incorporated  herein by reference).

          (l)  Amendment  No.  11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (m)  Amendment  No.  12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (n) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (o)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of  American  Century  World  Mutual  Funds,  Inc. on April 19,  2001,  File No.
33-39242, and incorporated herein by reference).

          (p)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  27 to  the
Registration  Statement of American Century World Mutual Funds,  Inc. on October
10, 2002, File No. 33-39242, and incorporated herein by reference).

          (q)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (r)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (s)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (t)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated March 30, 2006 (filed  electronically as Exhibit m20 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 333-79482, and incorporated herein by reference).

          (u) Master  Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (v)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (w)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (x)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (y)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (z)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (aa)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated March 30, 2006 (filed  electronically as Exhibit m27 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (bb) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (cc)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
the Registrant on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (dd)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (ee)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (ff)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (gg)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (hh)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated March 30, 2006 (filed  electronically as Exhibit m34 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (ii) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (jj)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (kk)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (ll)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of the Registrant on July 28, 2005, File No. 2-14213, and incorporated herein by reference).

          (mm)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (nn)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated March 30, 2006 (filed  electronically as Exhibit m40 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (oo) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (pp) Amendment No. 1 to the Amended and Restated  Multiple Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (qq) Amendment No. 2 to the Amended and Restated  Multiple Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (rr) Amendment No. 3 to the Amended and Restated  Multiple Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective Amendment No. 104 to the Registration Statement of the Registrant
on February 26, 2004, File No. 2-14213, and incorporated herein by reference).

          (ss) Amendment No. 4 to the Amended and Restated  Multiple Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (tt) Amendment No. 5 to the Amended and Restated  Multiple Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (uu) Amendment No. 6 to the Amended and Restated  Multiple Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,   Inc.  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (vv) Amendment No. 7 to the Amended and Restated  Multiple Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment No. 106 to the  Registration  Statement of the  Registrant on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (ww) Amendment No. 8 to the Amended and Restated  Multiple Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (xx) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment No. 111 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 2-14213, and incorporated herein by reference).

          (yy) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (zz) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated March 30, 2006 (filed  electronically  as Exhibit n12 to the  Registration
Statement of American  Century  Strategic Asset  Allocations,  Inc. on March 30,
2006, File No. 33-79482, and incorporated herein by reference).

          (aaa) Letter  Agreement with American Century  Investment  Management,
Inc.,   dated  March  30,  2006   (filed   electronically   as  Exhibit  n13  to
Post-Effective  Amendment  No.  42 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on March 30, 2006,  File No.  33-39242,  and
incorporated herein by reference).

     (11)  Opinion  and  Consent  of  Counsel,  dated  October  2,  2006  (filed electronically  as Exhibit 11 to the Registration  Statement on Form N-14 of the
Registrant on October 2, 2006,  File No.  2-14213,  and  incorporated  herein by reference).

     (12) Form of Opinion  and  Consent of  Counsel  as to the tax  matters  and consequences  to  shareholders  (filed  electronically  as  Exhibit  12  to  the
Registration  Statement on Form N-14 of the Registrant on October 2, 2006,  File
No. 2-14213, and incorporated herein by reference).

     (13) (a) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1,  1991  (filed  electronically  as  Exhibit  9 to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (b) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (c) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  14,  2005  (filed electronically  as  Exhibit  h13  to  Post-Effective  Amendment  No.  40 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2005,  File No.  2-82734,  and  incorporated  herein by reference).

          (d)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (14) (a) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, dated September 26, 2006 (filed electronically as Exhibit 14(a)
to the Registration Statement on Form N-14 of the Registrant on October 2, 2006,
File No. 2-14213, and incorporated herein by reference).

          (b)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated November 3, 2006, is included herein.

     (15)  Not applicable.

     (16) (a) Power of Attorney,  dated September 12, 2006 (filed electronically as Exhibit 16(a) to the Registration Statement on Form N-14 of the Registrant on
October 2, 2006, File No. 2-14213, and incorporated herein by reference).

          (b)   Secretary's   Certificate,   dated  September  12,  2006  (filed
electronically  as Exhibit 16(b) to the  Registration  Statement on Form N-14 of
the Registrant on October 2, 2006, File No. 2-14213,  and incorporated herein by reference).

     (17)  Form of proxy is included herein.

Item 17.  Undertakings

     The undersigned registrant agrees to file, by post-effective  amendment, an
opinion  of  counsel   supporting   the  tax   consequences   of  the   proposed
reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities Act of 1933, as amended,  this  Registration
Statement  has been  signed on behalf of the  Registrant,  in the City of Kansas
City, State of Missouri on the 8th day of November, 2006.

                            AMERICAN CENTURY MUTUAL FUNDS, INC.
                            (Registrant)

                            By: *
                               -----------------------------------------
                               William M. Lyons
                               President and Principal Executive Officer

     As required by the Securities Act of 1933, this Registration  Statement has been  signed  by the  following  persons  in  the  capacities  and on the  dates indicated.

SIGNATURE                  TITLE                               DATE
---------                  -----                               ----

*                         President and                     November 8, 2006
----------------------    Principal Executive Officer
William M. Lyons

*                         Vice President,                   November 8, 2006
----------------------    Treasurer and Chief
Robert J. Leach           Accounting Officer

*                         Co-Vice Chairman of the           November 8, 2006
----------------------    Board and Director
James E. Stowers, Jr.

*                         Co-Vice Chairman of the           November 8, 2006
----------------------    Board and Director
James E. Stowers III

*                         Director                          November 8, 2006
----------------------
Thomas A. Brown

*                         Director                          November 8, 2006
----------------------
Andrea C. Hall, Ph.D.

*                         Director                          November 8, 2006
----------------------
D. D. (Del) Hock

*                         Chairman of the                   November 8, 2006
----------------------    Board and Director
Donald H. Pratt

*                         Director                          November 8, 2006
----------------------
Gale E. Sayers

*                         Director                          November 8, 2006
----------------------
M. Jeannine Strandjord

*                         Director                          November 8, 2006
----------------------
Timothy S. Webster

*By:  /s/ Brian L. Brogan
      --------------------------------------------
      Brian L. Brogan
      Attorney-in-Fact
      (pursuant to a Power of Attorney
      dated September 12, 2006)